UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-08707

Name of Fund: BlackRock MuniHoldings Insured Fund, Inc. (MUS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniHoldings Insured Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 10/31/2009

Item 1 – Report to Stockholders

EQUITIES  FIXED INCOME  REAL ESTATE  LIQUIDITY  ALTERNATIVES  BLACKROCK SOLUTIONS

Semi-Annual Report

OCTOBER 31, 2009 | (UNAUDITED)

BlackRock Apex Municipal Fund, Inc. (APX)

BlackRock MuniAssets Fund, Inc. (MUA)

BlackRock MuniEnhanced Fund, Inc. (MEN)

BlackRock MuniHoldings Fund, Inc. (MHD)

BlackRock MuniHoldings Fund II, Inc. (MUH)

BlackRock MuniHoldings Insured Fund, Inc. (MUS)

BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

BlackRock MuniVest Fund II, Inc. (MVT)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Dear Shareholder

Over the past 12 months, we have witnessed a seismic shift in market sentiment — from fear and pessimism during the worst economic decline and crisis of confidence in financial markets since The Great Depression to increasing optimism amid emerging signs of recovery. The period began in the midst of an intense deterioration in global economic activity and financial markets in the final months of 2008 and the early months of 2009. The collapse of confidence resulted in massive government policy intervention on a global scale in the financial system and the economy. The tide turned dramatically in March 2009, however, on the back of new US government initiatives, as well as better-than-expected economic data and upside surprises in corporate earnings.

Not surprisingly, global equity markets endured extreme volatility over the past 12 months, starting with steep declines and heightened risk aversion in the early part of the reporting period, which eventually gave way to an impressive rally that began in March. Although there have been fits and starts along the way and a few modest corrections, the new bull market has pushed all major US indices well into positive territory for 2009. The experience in international markets was similar to that in the United States. In particular, emerging markets (which were less affected by the global credit crunch and are experiencing faster economic growth rates when compared to the developed world) have posted impressive gains since the rally began.

In fixed income markets, the flight-to-safety premium in Treasury securities prevailed during the equity market downturn, which drove yields sharply lower, but concerns about deficit spending, debt issuance, inflation and dollar weakness have kept Treasury yields range bound in recent months. As economic and market conditions began to improve in early 2009, near-zero interest rates on risk-free assets prompted many investors to reallocate money from cash investments into higher-yielding and riskier non-Treasury assets. The high yield sector was the greatest beneficiary of this move, having decisively outpaced all other taxable asset classes since the start of 2009. Similarly, the municipal bond market is on pace for its best performance year ever in 2009, following one of its worst years in 2008. Investor demand remains strong for munis, helping to create a highly favorable technical backdrop. Municipal bond mutual funds are seeing record inflows, reflecting the renewed investor interest in the asset class.

As a result of the rebound in sentiment and global market conditions, most major benchmark indexes are now in positive territory for both the 6- and 12-month periods.

Total Returns as of October 31, 2009	6-month	12-month

US equities (S&P 500 Index)	20.04%	9.80%

Small cap US equities (Russell 2000 Index)	16.21	6.46

International equities (MSCI Europe, Australasia, Far East Index)	31.18	27.71

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index*)	(0.79)	8.12

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	5.61	13.79

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	4.99	13.60

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	27.72	48.65

*	Formerly a Merrill Lynch index.

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment has visibly improved since the beginning of the year, but a great deal of uncertainty and risk remain. Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit the most recent issue of our award-winning Shareholder® magazine at www.blackrock.com/shareholdermagazine. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

Announcement to Shareholders

On December 1, 2009, BlackRock, Inc. and Barclays Global Investors, N.A. combined to form one of the world’s preeminent investment management firms. The new company, operating under the BlackRock name, manages $3.19 trillion in assets** and offers clients worldwide a full complement of active management, enhanced and index investment strategies and products, including individual and institutional separate accounts, mutual funds and other pooled investment vehicles, and the industry-leading iShares platform of exchange traded funds.

**	Data is as of September 30, 2009, is subject to change, and is based on a pro forma estimate of assets under management and other data at BlackRock, Inc. and Barclays Global Investors.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of October 31, 2009	BlackRock Apex Municipal Fund, Inc.

Investment Objective

BlackRock Apex Municipal Fund, Inc. (APX) (the “Fund”) seeks to provide shareholders with high current income exempt from federal income taxes by investing primarily in a portfolio of medium- to lower-grade or unrated municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes.

          No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended October 31, 2009, the Fund returned 12.25% based on market price and 18.38% based on net asset value (“NAV”). For the same period, the closed-end Lipper High Yield Municipal Debt Funds category posted an average return of 19.61% on a market price basis and 22.12% on a NAV basis. All returns reflect reinvestment of dividends. The Fund moved from a premium to a discount to NAV by period end, which accounts for the difference between performance based on price and performance based on NAV. Negative performance factors included a relatively short duration stance, yield curve positioning and an above-average credit profile. Low exposure to the tobacco, long-term care and development district sectors also proved detrimental. The Fund’s lower degree of leverage versus many of its Lipper peers further hindered relative performance. Positive factors included concentrations in transportation and corporate-related debt.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on New York Stock Exchange (“NYSE”)	APX
Initial Offering Date	July 25, 1989
Yield on Closing Market Price as of October 31, 2009 ($8.38)[1]	6.66%
Tax Equivalent Yield[2]	10.25%
Current Monthly Distribution per Common Share[3]	$0.0465
Current Annualized Distribution per Common Share[3]	$0.5580
Leverage as of October 31, 2009[4]	4%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution is not constant and is subject to change.

[4]

Represents tender option bond trusts (“TOBs”) as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	10/31/09	4/30/09	Change	High	Low

Market Price	$8.38	$7.72	8.55%	$8.90	$7.46
Net Asset Value	$8.78	$7.67	14.47%	$9.06	$7.67

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	10/31/09	4/30/09

Corporate	25%	24%
Health	24	22
County/City/Special District/School District	19	20
Transportation	9	11
Education	5	6
State	5	2
Utilities	5	6
Housing	4	6
Tobacco	4	3

Credit Quality Allocations[5]

	10/31/09	4/30/09

AAA/Aaa	7%	7%
AA/Aa	3	5
A/A	13	12
BBB/Baa	28	23
BB/Ba	8	10
B/B	7	5
CCC/Caa	4	3
Not Rated[6]	30	35

[5]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.

[6]

The investment advisor has deemed certain of these securities to be of investment grade quality. As of October 31, 2009 and April 30, 2009, the market value of these securities was $6,443,683 representing 4% and $8,923,111 representing 5%, respectively, of the Fund’s long-term investments.

4	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Fund Summary as of October 31, 2009	BlackRock MuniAssets Fund, Inc.

Investment Objective

BlackRock MuniAssets Fund, Inc. (MUA) (the “Fund”) seeks to provide shareholders with current income exempt from federal income taxes by investing primarily in a portfolio of medium- to lower-grade or unrated municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes.

          No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended October 31, 2009, the Fund returned 9.95% based on market price and 18.35% based on NAV. For the same period, the closed-end Lipper High Yield Municipal Debt Funds category posted an average return of 19.61% on a market price basis and 22.12% on a NAV basis. All returns reflect reinvestment of dividends. The Fund moved from a premium to a discount to NAV by period end, which accounts for the difference between performance based on price and performance based on NAV. Negative performance factors included a relatively short duration stance, yield curve positioning and an above-average credit profile. Low exposure to the tobacco, long-term care and development district sectors also proved detrimental. The Fund’s lower degree of leverage versus many of its Lipper peers further hindered relative performance. Positive factors included concentrations in transportation, health and corporate-related debt.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MUA
Initial Offering Date	June 25, 1993
Yield on Closing Market Price as of October 31, 2009 ($11.58)[1]	6.99%
Tax Equivalent Yield[2]	10.75%
Current Monthly Distribution per Common Share[3]	$0.0675
Current Annualized Distribution per Common Share[3]	$0.8100
Leverage as of October 31, 2009[4]	4%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution is not constant and is subject to change.

[4]

Represents TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques used by the Fund, please see The Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	10/31/09	4/30/09	Change	High	Low

Market Price	$11.58	$10.91	6.14%	$12.71	$10.64
Net Asset Value	$12.10	$10.59	14.26%	$12.52	$10.59

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	10/31/09	4/30/09

Corporate	28%	26%
Health	25	25
County/City/Special District/School District	16	18
Transportation	9	12
Utilities	6	7
Education	5	4
State	4	2
Housing	4	4
Tobacco	3	2

Credit Quality Allocations[5]

	10/31/09	4/30/09

AAA/Aaa	8%	9%
AA/Aa	3	3
A/A	17	19
BBB/Baa	25	19
BB/Ba	8	9
B/B	7	5
CCC/Caa	4	3
CC/Ca	—	1
Not Rated[6]	28	32

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these securities to be of investment grade quality. As of October 31, 2009 and April 30, 2009, the market value of these securities was $11,551,977 representing 4% and $12,884,659 representing 5%, respectively, of the Fund’s long-term investments.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	5

Fund Summary as of October 31, 2009	BlackRock MuniEnhanced Fund, Inc.

Investment Objective

BlackRock MuniEnhanced Fund, Inc. (MEN) (the “Fund”) seeks to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies by investing primarily in a portfolio of long-term, investment grade municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended October 31, 2009, the Fund returned 13.82% based on market price and 11.79% based on NAV. For the same period, the closed-end Lipper Insured Municipal Debt Funds (Leveraged) category posted an average return of 11.62% on a market price basis and 9.56% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. Among the factors that positively contributed to Fund performance during the reporting period were: exposure to the long end of the curve during a period of yield-curve flattening and a general tightening of credit spreads, which drove performance in the Fund’s holdings of insured bonds with weaker underlying credits; and the Fund’s concentration in the transportation and housing sectors, which outperformed during the period. Conversely, low exposure to the utilities and education sectors detracted from Fund performance as both segments performed well.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MEN
Initial Offering Date	March 2, 1989
Yield on Closing Market Price as of October 31, 2009 ($9.80)[1]	6.49%
Tax Equivalent Yield[2]	9.98%
Current Monthly Distribution per Common Share[3]	$0.053
Current Annualized Distribution per Common Share[3]	$0.636
Leverage as of October 31, 2009[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution is not constant and is subject to change.

[4]

Represents Auction Market Preferred Shares (“Preferred Shares”) and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques used by the Fund, please see The Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	10/31/09	4/30/09	Change	High	Low

Market Price	$9.80	$8.88	10.36%	$10.80	$8.59
Net Asset Value	$10.59	$9.77	8.39%	$11.16	$9.62

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	10/31/09	4/30/09

County/City/Special District/School District	29%	29%
Transportation	23	23
State	18	21
Utilities	13	12
Health	5	4
Housing	5	4
Corporate	4	4
Education	3	2
Tobacco	—	1

Credit Quality Allocations[5]

	10/31/09	4/30/09

AAA/Aaa	42%	45%
AA/Aa	23	33
A/A	28	19
BBB/Baa	5	3
Not Rated	2	—

[5]	Using the higher of S&P’s or Moody’s ratings.

6	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Fund Summary as of October 31, 2009	BlackRock MuniHoldings Fund, Inc.

Investment Objective

BlackRock MuniHoldings Fund, Inc. (MHD) (the “Fund”) seeks to provide shareholders with current income exempt from federal income taxes by investing primarily in a portfolio of long-term, investment grade municipal obligations the interest on which, in the opinion of bond counsel to the issuers, is exempt from federal income taxes.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended October 31, 2009, the Fund returned 26.84% based on market price and 17.38% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of 16.28% on a market price basis and 14.93% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. Positive performance factors included concentrations in health, housing and corporate-related debt. Renewed risk appetite was also beneficial, given the Fund’s focus on lower-rated credits. In addition, the Fund’s long duration stance and emphasis on longer-dated bonds were additive as yields on the long end of the curve fell substantially. Negative factors included less exposure to the tax-backed, essential services and tobacco sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MHD
Initial Offering Date	May 2, 1997
Yield on Closing Market Price as of October 31, 2009 ($14.66)[1]	6.83%
Tax Equivalent Yield[2]	10.51%
Current Monthly Distribution per Common Share[3]	$0.0835
Current Annualized Distribution per Common Share[3]	$1.0020
Leverage as of October 31, 2009[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques used by the Fund, please see The Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	10/31/09	4/30/09	Change	High	Low

Market Price	$14.66	$11.97	22.47%	$15.15	$11.88
Net Asset Value	$15.04	$13.27	13.34%	$15.84	$13.27

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	10/31/09	4/30/09

Health	25%	19%
Corporate	13	15
County/City/Special District/School District	13	13
Utilities	11	10
State	10	10
Education	9	9
Transportation	9	11
Housing	8	9
Tobacco	2	4

Credit Quality Allocations[5]

	10/31/09	4/30/09

AAA/Aaa	21%	29%
AA/Aa	28	21
A/A	26	24
BBB/Baa	10	10
BB/Ba	2	2
B/B	2	1
CCC/Caa	2	2
Not Rated[2]	9	11

[5]	Using the higher of S&P’s of Moody’s Ratings.

[6]

The investments advisor has deemed certain of these securities to be of investments grade quality. As of October 31, 2009 and April 30, 2009, the market value of these securities was $6,553,517 representing 2% and $6,532,075 representing 2%, respectively, of the Fund’s long-term investments.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	7

Fund Summary as of October 31, 2009	BlackRock MuniHoldings Fund II, Inc.

Investment Objective

BlackRock MuniHoldings Fund II, Inc. (MUH) (the “Fund”) seeks to provide shareholders with current income exempt from federal income taxes by investing primarily in a portfolio of long-term, investment grade municipal obligations the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended October 31, 2009, the Fund returned 21.15% based on market price and 16.22% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of 16.28% on a market price basis and 14.93% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. Positive performance factors included concentrations in health, housing and corporate-related debt. Renewed risk appetite was also beneficial, given the Fund’s focus on lower-rated credits. In addition, the Fund’s long duration stance and emphasis on longer-dated bonds were additive as yields on the long end of the curve fell substantially. Negative factors included less exposure to the tax-backed, essential services and tobacco sectors. During the period, cash reserves were at low levels, as returns on cash are minimal.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MUH
Initial Offering Date	February 27, 1998
Yield on Closing Market Price as of October 31, 2009 ($13.26)[1]	6.83%
Tax Equivalent Yield[2]	10.51%
Current Monthly Distribution per Common Share[3]	$0.0755
Current Annualized Distribution per Common Share[3]	$0.9060
Leverage as of October 31, 2009[4]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques used by the Fund, please see The Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	10/31/09	4/30/09	Change	High	Low

Market Price	$13.26	$11.33	17.03%	$14.20	$11.25
Net Asset Value	$14.00	$12.47	12.27%	$14.72	$12.46

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	10/31/09	4/30/09

Health	24%	18%
County/City/Special District/ School District	17	16
Corporate	13	11
State	11	10
Education	9	11
Utilities	9	9
Transportation	8	13
Housing	8	8
Tobacco	1	4

Credit Quality Allocations[5]

	10/31/09	4/30/09

AAA/Aaa	18%	26%
AA/Aa	34	26
A/A	25	25
BBB/Baa	10	10
BB/Ba	1	1
B/B	2	2
CCC/Caa	2	1
Not Rated[6]	8	9

[5]	Using the higher of S&P’s and Moody’s ratings.

[6]

The investment advisor has deemed certain of these securities to be of investment grade quality. As of October 31, 2009 and April 30, 2009, the market value of these securities was $6,984,569 representing 3% and $4,974,331 representing 2%, respectively, of the Fund’s long-term investments.

8	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Fund Summary as of October 31, 2009	BlackRock MuniHoldings Insured Fund, Inc.

Investment Objective

BlackRock MuniHoldings Insured Fund, Inc. (MUS) (the “Fund”) seeks to provide shareholders with current income exempt from federal income taxes by investing primarily in a portfolio of long-term, investment grade municipal obligations the interest on which, in the opinion of bond counsel to the issuers, is exempt from federal income taxes. Under normal circumstances, the Fund invests at least 80% of its total assets in municipal bonds that are covered by insurance.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended October 31, 2009, the Fund returned 17.26%, based on market price and 9.60% based on NAV. For the same period, the closed-end Lipper Insured Municipal Debt Funds (Leveraged) category posted an average return of 11.62% on a market price basis and 9.56% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The Fund’s overweight in housing and health bonds contributed positively to results. In both sectors, the maturity range of the bonds held in the portfolio was 20 years and longer, which benefited performance as the municipal yield curve flattened. The performance of both sectors was also enhanced by the tightening in credit spreads. Conversely, the Fund’s overweight in pre-refunded holdings detracted from performance as lower-quality, longer-maturity assets outperformed the higher-quality, shorter-maturity issues in which the Fund was invested.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MUS
Initial Offering Date	May 1, 1998
Yield on Closing Market Price as of October 31, 2009 ($12.34)[1]	6.81%
Tax Equivalent Yield[2]	10.48%
Current Monthly Distribution per Common Share[3]	$0.07
Current Annualized Distribution per Common Share[3]	$0.84
Leverage as of October 31, 2009[4]	42%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques used by the Fund, please see The Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	10/31/09	4/30/09	Change	High	Low

Market Price	$12.34	$10.87	13.52%	$13.06	$10.73
Net Asset Value	$13.02	$12.27	6.11%	$13.81	$11.98

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	10/31/09	4/30/09

County/City/Special District/ School District	36%	39%
Utilities	19	9
Transportation	16	17
State	13	17
Health	9	6
Housing	5	9
Corporate	2	2
Education	—	1

Credit Quality Allocations[5]

	10/31/09	4/30/09

AAA/Aaa	53%	83%
AA/Aa	16	8
A/A	26	8
BBB/Baa	3	1
Not Rated[6]	2	—

[5]	Using the higher of S&P’s and Moody’s ratings.

[6]

The investment advisor has deemed certain of these securities to be of investment grade quality. As of October 31, 2009 and April 30, 2009, the market value of these securities was $5,883,162 representing 2% and $3,333,138 representing 1%, respectively, of the Fund’s long-term investments.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	9

Fund Summary as of October 31, 2009	BlackRock Muni Intermediate Duration Fund, Inc.

Investment Objective

BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (the “Fund”) seeks to provide shareholders with high current income exempt from federal income taxes by investing primarily in a portfolio of municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended October 31, 2009, the Fund returned 13.36% based on market price and 12.11% based on NAV. For the same period, the closed-end Lipper Intermediate Municipal Debt Funds category posted an average return of 10.23% on a market price basis and 9.33% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. Exposure to lower-rated and corporate-backed holdings contributed positively to Fund performance; these issues rebounded sharply as the municipal market rallied and credit spreads compressed. In addition, management was able to capitalize on opportunities in the new-issue market, adding discounted coupon bonds in higher-tax states, which tend to outperform as rates fall and secondary demand by the retail sector increases. The Fund also benefited from maintaining an above-average dividend to the shareholder. Despite adding both duration and positive convexity through the new-issue market, overall performance was hampered by the Fund’s neutral to slightly short duration bias relative to its Lipper peers. Lack of exposure to the utilities and transportation sectors, which outperformed during the period, also had a negative impact on results.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MUI
Initial Offering Date	August 1, 2003
Yield on Closing Market Price as of October 31, 2009 ($12.95)[1]	6.07%
Tax Equivalent Yield[2]	9.34%
Current Monthly Distribution per Common Share[3]	$0.0655
Current Annualized Distribution per Common Share[3]	$0.7860
Leverage as of October 31, 2009[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques used by the Fund, please see The Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	10/31/09	4/30/09	Change	High	Low

Market Price	$12.95	$11.77	10.03%	$13.98	$11.51
Net Asset Value	$14.20	$13.05	8.81%	$14.79	$13.01

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	10/31/09	4/30/09

City/County/Special District/ School District	24%	25%
State	22	23
Transportation	8	13
Corporate	14	11
Health	10	10
Utilities	9	7
Tobacco	6	6
Housing	3	3
Education	4	2

Credit Quality Allocations[5]

	10/31/09	4/30/09

AAA/Aaa	30%	36%
AA/Aa	23	30
A/A	22	11
BBB/Baa	14	12
BB/Ba	1	—
B/B	1	1
CCC/Caa	2	1
Not Rated[6]	7	9

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these securities to be of investment grade quality. As of October 31, 2009 and April 30, 2009, the market value of these securities was $18,183,479 representing 2% and $16,548,864 representing 2%, respectively, of the Fund’s long-term investments.

10	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Fund Summary as of October 31, 2009	BlackRock MuniVest Fund II, Inc.

Investment Objective

BlackRock MuniVest Fund II, Inc. (MVT) (the “Fund”) seeks to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term, investment grade municipal obligations, the interest on which, in the opinion of bond counsel to the issuers, is exempt from federal income taxes.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended October 31, 2009, the Fund returned 24.21%, based on market price and 19.70% based on NAV. For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of 16.28% on a market price basis and 14.93% on a NAV basis. All returns reflect reinvestment of dividends. The Fund moved from a discount to a premium to NAV by period end, which accounts for the difference between performance based on price and performance based on NAV. Positive performance factors included concentrations in health, transportation and corporate-related debt. Renewed risk appetite was also beneficial, given the Fund’s focus on lower-rated credits. In addition, the Fund’s long duration stance and emphasis on longer-dated bonds were significant positive contributors as yields on the long end of the curve fell substantially. Negative factors included less exposure to the tax-backed and essential services sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MVT
Initial Offering Date	March 29, 1993
Yield on Closing Market Price as of October 31, 2009 ($13.94)[1]	7.19%
Tax Equivalent Yield[2]	11.06%
Current Monthly Distribution per Common Share[3]	$0.0835
Current Annualized Distribution per Common Share[3]	$1.0020
Leverage as of October 31, 2009[4]	42%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques used by the Fund, please see The Benefits and Risks of Leveraging on page 12.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	10/31/09	4/30/09	Change	High	Low

Market Price	$13.94	$11.65	19.66%	$14.81	$11.54
Net Asset Value	$13.78	$11.95	15.31%	$14.55	$11.94

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	10/31/09	4/30/09

Health	21%	18%
Corporate	17	16
State	13	14
Transportation	13	13
County/City/Special District/ School District	12	13
Utilities	11	11
Education	6	6
Housing	5	5
Tobacco	2	4

Credit Quality Allocations[5]

	10/31/09	4/30/09

AAA/Aaa	20%	26%
AA/Aa	34	28
A/A	19	18
BBB/Baa	13	12
BB/Ba	1	1
B/B	3	2
Not Rated[6]	10	13

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these securities to be of investment grade quality. As of October 31, 2009 and April 30, 2009, the market value of these securities was $9,091,136 representing 2% and $10,825,769 representing 3%, respectively, of the Fund’s long-term investments.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	11

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and NAV of their Common Shares. However, these objectives cannot be achieved in all interest rate environments.

To leverage, all of the Funds, except APX and MUA, issue Preferred Shares, which pay dividends at prevailing short-term interest rates, and invest the proceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s Common Shareholders will benefit from the incremental net income.

To illustrate these concepts, assume a Fund’s Common Shares capitalization is $100 million and it issues Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund pays dividends on the $50 million of Preferred Shares based on the lower short-term interest rates. At the same time, the securities purchased by the Fund with assets received from the Preferred Shares issuance earn the income based on long-term interest rates. In this case, the dividends paid to Preferred Shareholders are significantly lower than the income earned on the Fund’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incremental net income.

If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental net income pickup on the Common Shares will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates of 6%, the yield curve has a negative slope. In this case, the Fund pays dividends on the higher short-term interest rates whereas the Fund’s total portfolio earns income based on lower long-term interest rates.

Furthermore, the value of a Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Funds’ Preferred Shares does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Funds’ NAV positively or negatively in addition to the impact on Fund performance from leverage from Preferred Shares discussed above.

The Funds may also leverage their assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Funds with economic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares issued by the Funds, as described above. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect each Fund’s NAV per share.

The use of leverage may enhance opportunities for increased income to the Funds and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Funds’ NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Funds’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders will be reduced. The Funds may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Fund to incur losses. The use of leverage may limit each Fund’s ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by ratings agencies that rate preferred shares issued by the Funds. Each Fund will incur expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares.

Under the Investment Company Act of 1940, the Funds are permitted to issue Preferred Shares in an amount up to 50% of their total managed assets at the time of issuance. Under normal circumstances, each Fund anticipates that the total economic leverage from Preferred Shares and/or TOBs will not exceed 50% of its total managed assets at the time such leverage is incurred. As of October 31, 2009, the Funds had economic leverage from Preferred Shares and TOBs as a percentage of their total managed assets as follows:

Percent of Leverage

APX	4%
MUA	4%
MEN	39%
MHD	37%
MUH	36%
MUS	42%
MUI	39%
MVT	42%

Derivative Financial Instruments

The Funds may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset to the transaction and illiquidity of the derivative instrument. Each Fund’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment or may cause a Fund to hold a security that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments October 31, 2009 (Unaudited)	BlackRock Apex Municipal Fund, Inc. (APX)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.6%
County of Jefferson, Alabama, RB, Series A, 5.00%, 1/01/10	$475	$466,531
Tuscaloosa Special Care Facilities Financing Authority, RB, Capstone Village, Series A, 5.88%, 8/01/36 (a)(b)	1,255	502,000

		968,531

Alaska — 1.0%
Alaska Industrial Development & Export Authority, RB, Williams Lynxs Alaska Cargoport, AMT, 8.00%, 5/01/23	2,000	1,731,560

Arizona — 4.5%
Maricopa County IDA, Arizona, RB:
Arizona Charter Schools Project 1, Series A, 6.63%, 7/01/20	1,100	836,451
Sun King Apartments Project, Series A, 6.00%, 11/01/10	10	9,881
Sun King Apartments Project, Series A, 6.75%, 5/01/31	1,020	745,600
Phoenix IDA, Arizona, Refunding RB, America West Airlines Inc., AMT, 6.30%, 4/01/23	2,950	1,949,124
Pima County IDA, RB, Arizona Charter School Project, Series E, 7.25%, 7/01/31	960	896,064
Pima County IDA, Refunding RB, Tucson Electric Power Co., San Juan, Series A, 4.95%, 10/01/20	705	706,509
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/32	1,950	1,743,690
University Medical Center Corp., Arizona, RB, 6.25%, 7/01/29	540	570,839
Yavapai County IDA, Arizona, RB, Yavapai Regional Medical Center, Series A, 6.00%, 8/01/33	500	496,190

		7,954,348

California — 2.9%
California Health Facilities Financing Authority, RB, Cedars-Sinai Medical Center, 5.00%, 8/15/39	765	711,312
California State, GO, Refunding, 4.50%, 10/01/36	1,755	1,475,306
California Statewide Communities Development Authority, RB, Senior Living Southern California Presbyterian Homes:
7.00%, 11/15/29	400	429,828
7.25%, 11/15/41	1,440	1,543,925
City of Fontana, California, Special Tax, Community Facilities District No. 22 — Sierra, 6.00%, 9/01/34	1,000	855,860

		5,016,231

Municipal Bonds	Par (000)	Value

Colorado — 3.1%
Colorado Health Facilities Authority, RB, Christian Living Community Project, Series A, 5.75%, 1/01/26	$450	$388,197
Elk Valley Public Improvement, RB, Public Improvement Fee, Series A, 7.30%, 9/01/22	2,800	2,685,564
Plaza Metropolitan District No. 1, Colorado, TAN, Tax Increment:
Public Improvement Fee, 8.00%, 12/01/25	2,000	1,952,200
Subordinate Public Improvement Fee, 8.13%, 12/01/25	500	464,315

		5,490,276

Connecticut — 2.0%
Mashantucket Western Pequot Tribe, RB, 2006 Sub-Series A, 5.50%, 9/01/36 (c)	615	327,752
Mashantucket Western Pequot Tribe, Refunding RB, Sub-Series B, 5.75%, 9/01/27 (c)	1,400	740,796
Mohegan Tribe of Indians of Connecticut, RB, Public Improvement, Priority Distribution:
6.25%, 1/01/31	1,785	1,383,304
5.25%, 1/01/33 (c)	1,500	1,001,865

		3,453,717

District of Columbia — 1.2%
District of Columbia Tobacco Settlement Financing Corp., RB, Asset Backed Bonds, 6.50%, 5/15/33	730	688,149
Metropolitan Washington Airports Authority, RB, CAB, Second Senior Lien, Series B (AGC), 6.74%, 10/01/39 (d)	9,770	1,496,569

		2,184,718

Florida — 9.1%
Capital Region Community Development District, Florida, Special Assessment, Capital Improvement, Series A, 7.00%, 5/01/39	645	591,974
Hillsborough County IDA, RB, National Gypsum, AMT:
Series A, 7.13%, 4/01/30	2,500	1,723,925
Series B, 7.13%, 4/01/30	1,560	1,075,729
Jacksonville Economic Development Commission, RB, Gerdau Ameristeel US Inc., AMT, 5.30%, 5/01/37	900	626,292
Jacksonville Economic Development Commission, Refunding RB, Florida Proton Therapy Institute, Series A, 6.00%, 9/01/17	840	849,324
Lee County IDA, Florida, RB, Series A, Lee Charter Foundation, 5.38%, 6/15/37	1,810	1,288,521
Main Street Community Development District, Special Assessment, Series B, 6.90%, 5/01/17	345	299,888
Midtown Miami Community Development District, Special Assessment, Series A:
6.00%, 5/01/24	1,430	1,196,796
6.25%, 5/01/37	1,350	1,086,318
Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28	2,140	1,155,258

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the list on the right.

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
GO	General Obligation Bonds
GNMA	Government National Mortgage Association
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
M/F	Multi-Family
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family
TAN	Tax Anticipation Notes
VRDN	Variable Rate Demand Note

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	13

Schedule of Investments (continued)	BlackRock Apex Municipal Fund, Inc. (APX)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)
Sarasota County Health Facilities Authority, Refunding RB, Village On The Isle Project:
5.50%, 1/01/27	$590	$494,025
5.50%, 1/01/32	550	405,994
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	470	476,787
Sumter Landing Community Development District, Florida, RB, Sub-Series B, 5.70%, 10/01/38	1,615	1,163,882
Tampa Palms Open Space & Transportation Community Development District, RB, Capital Improvement, Richmond Place Project, 7.50%, 5/01/18	2,075	2,053,254
Tolomato Community Development District, Special Assessment, 6.65%, 5/01/40	1,850	1,408,997

		15,896,964

Georgia — 2.2%
City of Atlanta, Georgia, TAN, Princeton Lakes Project, 5.50%, 1/01/31	395	330,042
County of Clayton, Georgia, TAN, Ellenwood Project, 7.50%, 7/01/33	1,640	1,581,846
Gainesville & Hall County Development Authority, RB, ACTS Retirement, Life Community, Series A-2, 6.63%, 11/15/39	645	676,540
Rockdale County Development Authority, RB, Visy Paper Project, Series A, AMT, 6.13%, 1/01/34	1,680	1,348,166

		3,936,594

Guam — 3.3%
Guam Government Waterworks Authority, RB, Water:
6.00%, 7/01/25	515	515,927
5.88%, 7/01/35	1,600	1,521,664
Territory of Guam, GO, Series A:
6.00%, 11/15/19	250	260,322
6.75%, 11/15/29	440	470,774
7.00%, 11/15/39	455	491,782
Territory of Guam, RB, Section 30, Series A:
5.63%, 12/01/29	1,000	1,006,450
5.75%, 12/01/34	1,540	1,568,228

		5,835,147

Illinois — 4.1%
City of Chicago, Illinois, Refunding RB, American Airlines, 5.50%, 12/01/30	2,860	1,857,713
Illinois Finance Authority, RB:
Clare at Water Tower Project, Series A, 6.13%, 5/15/38	2,050	1,031,088
Monarch Landing Inc. Facilities, Series A, 7.00%, 12/01/37	575	287,500
Primary Health Care Centers Program, 6.60%, 7/01/24	490	426,893
Rush University Medical Center Obligation Group, Series A, 7.25%, 11/01/30	2,000	2,259,560
Lincolnshire Special Service Area No. 1, Illinois, Special Tax, Sedgebrook Project, 6.25%, 3/01/34	755	585,827
Village of Wheeling, Illinois, TAN, North Milwaukee, Lake-Cook Increment Financing Redevelopment Project, 6.00%, 1/01/25	760	664,506

		7,113,087

Municipal Bonds	Par (000)	Value

Indiana — 2.6%
Indiana Finance Authority, Refunding RB, Duke Energy, Series C, 4.95%, 10/01/40	$1,390	$1,325,282
Indiana Health & Educational Facilities Financing Authority, RB, Community Foundation Northwest Indiana, 5.50%, 3/01/37	1,770	1,676,615
Vanderburgh County Redevelopment Commission, Indiana, TAN, 5.25%, 2/01/31	820	771,907
Vigo County Hospital Authority, Indiana, RB, Union Hospital Inc. (c):
5.70%, 9/01/37	440	343,323
5.75%, 9/01/42	545	420,555

		4,537,682

Louisiana — 1.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	2,000	1,916,840

Maryland — 1.0%
Maryland Health & Higher Educational Facilities Authority, RB, Washington Christian Academy, 5.50%, 7/01/38	410	207,915
Maryland State Energy Financing Administration, IDRB, Cogeneration, AES Warrior Run, AMT, 7.40%, 9/01/19	1,500	1,500,315

		1,708,230

Massachusetts — 2.6%
Massachusetts Development Finance Agency, RB:
Eastern Nazarene College, 5.63%, 4/01/19	1,245	1,115,595
First Mortgage, Overlook Community, Series A, 6.25%, 7/01/34	1,845	1,534,505
Massachusetts Health & Educational Facilities Authority, RB:
Jordan Hospital, Series E, 6.75%, 10/01/33	850	758,463
Milton Hospital, Series C, 5.50%, 7/01/16	500	432,325
Massachusetts Industrial Finance Agency, RB, Sewer Facility, Resource Control Composting, AMT, 9.25%, 6/01/10	200	201,362
Massachusetts State Port Authority Special Facilities, RB, Delta Airline Inc. Project, Series B (AMBAC), 5.50%, 1/01/13	650	588,464

		4,630,714

Michigan — 2.6%
Advanced Technology Academy, RB, 6.00%, 11/01/37	625	512,794
Monroe County Hospital Finance Authority, Refunding RB, Mercy Memorial Hospital Corp. Obligation, 5.50%, 6/01/35	1,260	966,836
Royal Oak Hospital Finance Authority, Michigan, RB, William Beaumont Hospital, 8.25%, 9/01/39	2,575	2,990,579

		4,470,209

Missouri — 0.5%
Kansas City IDA, Missouri, RB, First Mortgage, Bishop Spencer, Series A, 6.50%, 1/01/35	1,000	840,270

Multi-State — 0.4%
MuniMae Tax-Exempt Bond Subsidiary LLC, 7.50%, 6/30/49 (c)(e)(f)	700	649,236

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (continued)	BlackRock Apex Municipal Fund, Inc. (APX)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Nevada — 0.7%
Clark County Improvement District, Nevada, Special Assessment, Special Improvement District No. 142, Local Improvement, 6.38%, 8/01/23	$390	$367,333
County of Clark, Nevada, RB, Nevada Power Co. Project, Series A, AMT, 5.60%, 10/01/30	955	900,011

		1,267,344

New Hampshire — 0.4%
New Hampshire Health & Education Facilities Authority, RB, Catholic Medical Center, 5.00%, 7/01/36	835	695,572

New Jersey — 9.4%
Camden County Pollution Control Financing Authority, RB, Series A, AMT, 7.50%, 12/01/10	4,885	4,885,782
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	2,170	2,071,265
Continental Airlines Inc. Project, AMT, 6.63%, 9/15/12	3,050	2,987,505
Continental Airlines Inc. Project, AMT, 6.25%, 9/15/29	1,000	854,430
New Jersey EDA, Refunding RB, Newark Airport Marriott Hotel, 7.00%, 10/01/14	1,500	1,476,285
New Jersey Educational Facilities Authority, Refunding RB, University Medical & Dentistry, Series B:
7.13%, 12/01/23	670	754,494
7.50%, 12/01/32	1,065	1,199,137
New Jersey Health Care Facilities Financing Authority, RB:
Pascack Valley Hospital Association, 6.63%, 7/01/36 (a)(b)	1,870	187
Saint Josephs Healthcare System, 6.63%, 7/01/38	1,680	1,700,210
New Jersey Transportation Trust Fund Authority, New Jersey, RB, CAB, Transportation System, Series C (AMBAC), 5.05%, 12/15/35 (d)	2,760	538,531

		16,467,826

New Mexico — 2.9%
Farmington, New Mexico, RB, Tucson Electric Power Co. San Juan, Series A, 6.95%, 10/01/20	5,000	5,003,750

New York — 4.4%
Dutchess County Industrial Development Agency, New York, RB, Saint Francis Hospital, Series B, 7.50%, 3/01/29	1,000	972,080
Metropolitan Transportation Authority, RB, Series 2008-C, 6.50%, 11/15/28	2,000	2,267,380
New York City Industrial Development Agency, RB:
American Airlines, JFK International Airport, AMT, 8.00%, 8/01/28	720	721,786
British Airways Plc Project, AMT, 7.63%, 12/01/32	1,730	1,617,342
Series C, 6.80%, 6/01/28	350	364,077
Special Needs Facilities Pooled Program, Series C-1, 6.50%, 7/01/24	830	762,322
New York Liberty Development Corp., RB, National Sports Museum Project, Series A, 6.13%, 2/15/19 (a)(b)	630	63
New York State Dormitory Authority, RB, North Shore L I Jewish, Series A, 5.50%, 5/01/37	1,000	1,010,320

		7,715,370

North Carolina — 1.8%
North Carolina Medical Care Commission, RB, First Mortgage, Deerfield, Series A, 6.13%, 11/01/38	3,230	3,134,230

Municipal Bonds	Par (000)	Value

Ohio — 3.7%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior, Turbo, Series A-2:
5.13%, 6/01/24	$3,490	$3,096,188
6.50%, 6/01/47	2,685	2,162,982
Ohio Air Quality Development Authority, RB, Ohio Valley Electric Corp., 5.63%, 10/01/19	1,215	1,211,379

		6,470,549

Pennsylvania — 7.6%
Bucks County IDA, RB, Ann’s Choice Inc. Facilities, Series A, 6.13%, 1/01/25	1,160	1,031,205
Lancaster County Hospital Authority, RB, Brethren Village Project, Series A:
6.25%, 7/01/26	475	445,084
6.50%, 7/01/40	410	365,900
Lycoming County Authority, Refunding RB, Susquehanna Health System Project, Series A, 5.75%, 7/01/39	1,590	1,511,867
Montgomery County IDA, Pennsylvania, RB, Mortgage, Whitemarsh Continuing Care, 6.25%, 2/01/35	1,700	1,193,366
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Allegheny Delaware Valley Obligation, Series A (MBIA), 5.88%, 11/15/21	4,035	3,230,461
Philadelphia Authority for Industrial Development, RB:
Air Cargo, Series A, AMT, 7.50%, 1/01/25	1,600	1,412,784
Commercial Development, AMT, 7.75%, 12/01/17	4,460	4,143,028

		13,333,695

Puerto Rico — 1.9%
Puerto Rico Public Buildings Authority, Refunding RB, Series Q, 5.63%, 7/01/39	2,355	2,277,356
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	1,000	1,081,500

		3,358,856

Rhode Island — 0.8%
Central Falls Detention Facility Corp., Rhode Island, Refunding RB, 7.25%, 7/15/35	1,750	1,485,032

South Carolina — 0.7%
Connector 2000 Association Inc., RB, CAB, Senior, Series B, 9.02%, 1/01/14 (d)	1,075	321,049
South Carolina Jobs Economic Development Authority, Refunding RB, Palmetto Health:
5.50%, 8/01/26	670	662,000
5.75%, 8/01/39	270	262,848

		1,245,897

South Dakota — 0.5%
South Dakota Health & Educational Facilities Authority, South Dakota, RB, Sanford Health, 5.50%, 11/01/40	810	823,081

Tennessee — 0.1%
Shelby County, Health, Educational & Housing Facilities Board, RB, Village at Germantown, 6.25%, 12/01/34	245	202,395

Texas — 7.3%
Brazos River Authority, Refunding RB, AMT:
TXU Electric Co. Project, Series C, 5.75%, 5/01/36	1,475	1,328,459
Texas Utility Co., Series A, 7.70%, 4/01/33	2,530	1,470,183
City of Houston, Texas, RB, Special Facilities, Continental, Series E, AMT, 6.75%, 7/01/21	1,865	1,731,261
Danbury Higher Education Authority Inc., RB, AW Brown Fellowship Charter, Series A (ACA), 5.13%, 8/15/36	1,000	787,470
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	1,110	1,240,647

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	15

Schedule of Investments (continued)	BlackRock Apex Municipal Fund, Inc. (APX)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
Matagorda County Navigation District No. 1, Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	$850	$909,959
North Texas Tollway Authority, Refunding RB, Second Tier, Series F, 6.13%, 1/01/31	1,650	1,713,657
Tarrant County Cultural Education Facilities Finance Corp., RB, Senior Living Center Project, Series A, 8.25%, 11/15/44 (g)	1,710	1,653,074
Texas State Public Finance Authority, RB, Kipp Inc. Education, Series A (ACA), 5.00%, 2/15/28	2,250	1,928,250

		12,762,960

U.S. Virgin Islands — 1.4%
United States Virgin Islands, RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	2,100	2,130,891
Virgin Islands Public Finance Authority, RB, Senior Lien, Capital Projects, Series A-1, 5.00%, 10/01/39	340	322,810

		2,453,701

Utah — 1.3%
County of Carbon, Utah, Refunding RB, Laidlaw Environmental, Series A, AMT, 7.45%, 7/01/17	2,240	2,242,957

Virginia — 1.7%
Dulles Town Center Community Development Authority, Virginia, Special Assessment, Dulles Town Center Project, 6.25%, 3/01/26	2,385	2,212,231
Tobacco Settlement Financing Corp., Virginia, RB, Senior, Series B-1, 5.00%, 6/01/47	1,250	851,538

		3,063,769

Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, RB: New Castle Place Project, Series A, 7.00%, 12/01/31	1,320	1,234,134
Saint Johns Communities, Inc., 7.25%, 9/15/29	175	175,775
Saint Johns Communities, Inc., 7.63%, 9/15/39	350	355,208

		1,765,117

Wyoming — 1.9%
County of Sweetwater, Wyoming, Refunding RB, FMC Corp. Project, AMT, 5.60%, 12/01/35	2,500	2,331,500
Wyoming Municipal Power Agency, Wyoming, RB, Series A, 5.38%, 1/01/42	1,000	1,008,800

		3,340,300

Total Municipal Bonds — 94.3%		165,166,755

Municipal Bonds Transferred to Tender Option Bond Trusts (h)

District of Columbia — 1.7%
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	2,730	3,051,849

Florida — 3.4%
County of Miami-Dade, Florida, RB, Miami International Airport, Series A, AMT (AGC), 5.25%, 10/01/33	6,130	5,974,911

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value

Virginia — 3.3%
Virginia HDA, RB, Sub-Series H-1 (MBIA), 5.38%, 7/01/36	$5,710	$5,756,194

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 8.4%		14,782,954

Total Long-Term Investments (Cost — $190,994,855) — 102.7%		179,949,709

Short-Term Securities

Mississippi — 0.6%
Mississippi Business Finance Corp., RB, VRDN, Waste Management Inc. Project, AMT, 6.88%, 3/01/10 (i)	1,000	1,010,570

	Shares

Money Market Fund — 0.0%
FFI Institutional Tax-Exempt Fund, 0.23% (j)(k)	100,308	100,308

Total Short-Term Securities (Cost — $1,100,308) — 0.6%		1,110,878

Total Investments (Cost — $192,095,163*) — 103.3%		181,060,587
Other Assets Less Liabilities — 0.9%		1,456,528
Liability for Trust Certificates, Including
Interest Expense and Fees Payable — (4.2)%		(7,291,471)

Net Assets — 100.0%		$175,225,644

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$184,247,406

Gross unrealized appreciation	$7,403,691
Gross unrealized depreciation	(17,875,956)

Net unrealized depreciation	$(10,472,265)

(a)	Non-income producing security.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity and is subject to mandatory redemption.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	When-issued security. Unsettled when-issued security transactions were as follows:

Counterparty	Value	Unrealized Depreciation

B.C. Ziegler	$1,653,074	$(9,320)

(h)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(i)

Security may have a maturity of more than one year at time of issuance but has variable rate and demand features that qualify it as a short-term security. Rate shown is as of report date and maturity shown is the date the principal owed can be covered through demand.

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (concluded)	BlackRock Apex Municipal Fund, Inc. (APX)

(j)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$302	$1,451

(k)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 — Short-Term Securities	$100,308
Level 2 — Long-Term Investments[1]	180,960,279
Level 3	—

Total	$181,060,587

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	17

Schedule of Investments October 31, 2009 (Unaudited)	BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.5%
County of Jefferson, Alabama, RB, Series A, 5.00%, 1/01/10	$685	$672,786
Tuscaloosa Special Care Facilities Financing Authority, RB, Capstone Village, Series A, 5.88%, 8/01/36 (a)(b)	1,820	728,000

		1,400,786

Alaska — 0.2%
Alaska Industrial Development & Export Authority, RB, Williams Lynxs Alaska Cargoport, AMT, 7.80%, 5/01/14	590	570,241

Arizona — 8.1%
Coconino County Pollution Control Corp., Arizona, RB, Tucson Electric Power Navajo:
Series A, AMT, 7.13%, 10/01/32	3,000	3,000,990
Series B, 7.00%, 10/01/32	2,500	2,502,075
Maricopa County IDA, Arizona, RB, Series A:
Arizona Charter Schools Project 1, 6.63%, 7/01/20	1,625	1,235,666
Sun King Apartments Project, 6.75%, 5/01/31	1,615	1,180,533
Phoenix IDA, Arizona, Refunding RB, America West Airlines Inc., AMT, 6.30%, 4/01/23	4,800	3,171,456
Pima County IDA, RB:
Arizona Charter School Project, Series E, 7.25%, 7/01/31	1,375	1,283,425
Arizona Charter Schools Project, Series O, 5.25%, 7/01/31	500	361,485
Charter Schools, II, Series A, 6.75%, 7/01/11 (c)	415	455,716
Charter Schools, II, Series A, 6.75%, 7/01/31	675	597,193
Pima County IDA, Refunding RB, Tucson Electric Power Co., San Juan, Series A, 4.95%, 10/01/20	1,025	1,027,194
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	2,840	2,539,528
5.00%, 12/01/37	1,850	1,573,610
Show Low Improvement District, Arizona, Special Assessment, No. 5, 6.38%, 1/01/15	865	854,265
University Medical Center Corp., Arizona, RB:
6.25%, 7/01/29	280	295,991
6.50%, 7/01/39	500	527,470

		20,606,597

California — 2.8%
California Health Facilities Financing Authority, RB, Cedars-Sinai Medical Center, 5.00%, 8/15/39	1,115	1,036,749
California State, GO, Refunding, 4.50%, 10/01/36	2,555	2,147,810
California Statewide Communities Development Authority, RB, Senior Living Southern California Presbyterian Homes:
7.00%, 11/15/29	600	644,742
7.25%, 11/15/41	2,060	2,208,670
City of Fontana, California, Special Tax, Community Facilities District No. 22 — Sierra, 6.00%, 9/01/34	1,320	1,129,735

		7,167,706

Colorado — 3.6%
City & County of Denver, Colorado, RB, AMT (AMBAC), 7.75%, 11/15/13	1,540	1,692,121
Colorado Health Facilities Authority, RB, Christian Living Community Project, Series A, 5.75%, 1/01/26	650	560,729

Municipal Bonds	Par (000)	Value

Colorado (concluded)
Elk Valley Public Improvement, RB, Public Improvement Fee:
Series A, 7.10%, 9/01/14	$1,395	$1,424,267
Series A, 7.30%, 9/01/22	2,095	2,009,377
Series B, 7.45%, 9/01/31	200	182,450
Plaza Metropolitan District No. 1, Colorado, TAN:
Public Improvement Fee, Tax Increment, 8.00%, 12/01/25	2,850	2,781,885
Subordinate Public Improvement Fee, Tax Increment, 8.13%, 12/01/25	525	487,531

		9,138,360

Connecticut — 2.6%
Connecticut State Development Authority, RB, AFCO Cargo BDL, LLC Project, AMT, 8.00%, 4/01/30	3,490	3,184,136
Mashantucket Western Pequot Tribe, RB, 2006 Sub-Series A, 5.50%, 9/01/36 (d)	885	471,643
Mashantucket Western Pequot Tribe, Refunding RB, Sub-Series B, 5.75%, 9/01/27 (d)	1,600	846,624
Mohegan Tribe of Indians of Connecticut, RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	2,610	2,022,646

		6,525,049

District of Columbia — 1.2%
District of Columbia Tobacco Settlement Financing Corp., RB, Asset Backed Bonds, 6.50%, 5/15/33	1,055	994,517
Metropolitan Washington Airports Authority, RB, CAB, Second Senior Lien, Series B (AGC), 6.53%, 10/01/30 (e)	7,000	1,957,830

		2,952,347

Florida — 9.0%
Capital Region Community Development District, Florida, Special Assessment, Capital Improvement, Series A, 7.00%, 5/01/39	945	867,311
Greater Orlando Aviation Authority, Florida, RB, Special Purpose, JetBlue Airways Corp., AMT, 6.38%, 11/15/26	1,180	1,003,413
Harbor Bay Community Development District, Florida, Special Assessment, Series A, 7.00%, 5/01/33	455	457,370
Hillsborough County IDA, RB:
National Gypsum, Series A, AMT, 7.13%, 4/01/30	2,000	1,379,140
National Gypsum, Series B, AMT, 7.13%, 4/01/30	1,540	1,061,938
Tampa General Hospital Project, 5.00%, 10/01/36	4,170	3,775,810
Jacksonville Economic Development Commission, RB, Gerdau Ameristeel US Inc., AMT, 5.30%, 5/01/37	1,300	904,644
Jacksonville Economic Development Commission, Refunding RB, Florida Proton Therapy Institute, Series A, 6.00%, 9/01/17	850	859,435
Lee County IDA, Florida, RB, Series A, Lee Charter Foundation, 5.38%, 6/15/37	2,620	1,865,152
Main Street Community Development District, Special Assessment, Series B, 6.90%, 5/01/17	500	434,620
Midtown Miami Community Development District, Special Assessment, Series A, 6.25%, 5/01/37	3,255	2,619,233
Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28	3,040	1,641,114
Sarasota County Health Facilities Authority, Refunding RB, Village On The Isle Project:
5.50%, 1/01/27	860	720,104
5.50%, 1/01/32	795	586,845

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (continued)	BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	$1,025	$1,039,801
Sumter Landing Community Development District, Florida, RB, Sub-Series B, 5.70%, 10/01/38	2,380	1,715,195
Tolomato Community Development District, Special Assessment, 6.65%, 5/01/40	2,680	2,041,142

		22,972,267

Georgia — 2.3%
City of Atlanta, Georgia, TAN, Princeton Lakes Project, 5.50%, 1/01/31	640	534,752
County of Clayton, Georgia, TAN, Ellenwood Project, 7.50%, 7/01/33	2,375	2,290,782
Gainesville & Hall County Development Authority, RB, ACTS Retirement, Life Community, Series A-2:
6.38%, 11/15/29	700	736,274
6.63%, 11/15/39	235	246,491
Rockdale County Development Authority, RB, Visy Paper Project, Series A, AMT, 6.13%, 1/01/34	2,435	1,954,039

		5,762,338

Guam — 3.3%
Guam Government Waterworks Authority, RB, Water:
6.00%, 7/01/25	750	751,350
5.88%, 7/01/35	2,305	2,192,147
Territory of Guam, GO, Series A:
6.00%, 11/15/19	365	380,071
6.75%, 11/15/29	635	679,412
7.00%, 11/15/39	660	713,354
Territory of Guam, RB, Section 30, Series A:
5.63%, 12/01/29	1,460	1,469,417
5.75%, 12/01/34	2,250	2,291,242

		8,476,993

Illinois — 3.2%
City of Chicago, Illinois, Refunding RB, American Airlines, 5.50%, 12/01/30	4,140	2,689,137
Illinois Finance Authority, RB:
Clare at Water Tower Project, Series A, 6.13%, 5/15/38	2,950	1,483,761
Monarch Landing Inc. Facilities, Series A, 7.00%, 12/01/37	820	410,000
Primary Health Care Centers Program, 6.60%, 7/01/24	685	596,779
Rush University Medical Center Obligation Group, Series B, 7.25%, 11/01/30	1,170	1,321,843
Lincolnshire Special Service Area No. 1, Illinois, Special Tax Sedgebrook Project, 6.25%, 3/01/34	1,070	830,245
Village of Wheeling, Illinois, TAN, North Milwaukee, Lake-Cook TIF Project, 6.00%, 1/01/25	825	721,339

		8,053,104

Indiana — 1.6%
Indiana Finance Authority, RB, Refunding Duke Energy, Series C, 4.95%, 10/01/40	2,025	1,930,716
Vanderburgh County Redevelopment Commission, Indiana, TAN, 5.25%, 2/01/31	1,200	1,129,620
Vigo County Hospital Authority, Indiana, RB, Union Hospital Inc. (d):
5.70%, 9/01/37	615	479,872
5.75%, 9/01/42	765	590,320

		4,130,528

Municipal Bonds	Par (000)	Value

Louisiana — 1.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	$3,000	$2,875,260

Maryland — 1.2%
Maryland Economic Development Corp., RB, Health & Mental Hygiene Program, Series A, 7.75%, 3/01/25	1,765	1,780,002
Maryland Health & Higher Educational Facilities Authority, RB, Washington Christian Academy, 5.50%, 7/01/38	590	299,195
Maryland State Energy Financing Administration, IDRB, Cogeneration, AES Warrior Run, AMT, 7.40%, 9/01/19	1,080	1,080,227

		3,159,424

Massachusetts — 1.8%
Massachusetts Development Finance Agency, Refunding RB, Dominion Energy Brayton 1, 5.75%, 12/01/42	1,200	1,261,584
Massachusetts Health & Educational Facilities Authority, RB, Jordan Hospital, Series E, 6.75%, 10/01/33	1,150	1,026,157
Massachusetts Port Authority, RB, Delta Air Lines Inc. Project, Series A, AMT (AMBAC), 5.50%, 1/01/19	2,400	1,937,568
Massachusetts State Development Finance Agency, Refunding RB, Easter Nazarene College, 5.63%, 4/01/29	500	393,345

		4,618,654

Michigan — 2.5%
Advanced Technology Academy, RB, 6.00%, 11/01/37	900	738,423
Monroe County Hospital Finance Authority, Refunding RB, Mercy Memorial Hospital Corp. Obligation, 5.50%, 6/01/35	1,740	1,335,154
Royal Oak Hospital Finance Authority, Michigan, RB, William Beaumont Hospital, 8.25%, 9/01/39	3,735	4,337,792

		6,411,369

Minnesota — 0.8%
City of Minneapolis, Minnesota, RB, Fairview Health Services, Series A, 6.75%, 11/15/32	1,785	1,993,434

Missouri — 0.3%
Kansas City IDA, Missouri, RB, First Mortgage, Bishop Spencer, Series A, 6.50%, 1/01/35	1,000	840,270

Multi-State — 0.4%
MuniMae Tax-Exempt Bond Subsidiary LLC, 7.50%, 6/30/49 (d)(f)	1,000	927,480

Nevada — 0.7%
Clark County Improvement District, Nevada, Special Assessment, Special Improvement District No. 142, Local Improvement, 6.38%, 8/01/23	615	579,256
County of Clark, Nevada, RB, Nevada Power Co. Project, Series A, AMT, 5.60%, 10/01/30	1,380	1,300,540

		1,879,796

New Hampshire — 0.4%
New Hampshire Health & Education Facilities Authority, RB, Catholic Medical Center, 5.00%, 7/01/36	1,165	970,468

New Jersey — 9.7%
Camden County Pollution Control Financing Authority, RB, AMT:
Series A, 7.50%, 12/01/10	7,250	7,251,160
Series B, 7.50%, 12/01/09	125	124,969
New Jersey EDA, RB, AMT:
Cigarette Tax, 5.50%, 6/15/24	3,065	2,925,543
Continental Airlines Inc. Project, 6.25%, 9/15/19	2,000	1,803,040
Continental Airlines Inc. Project, 6.25%, 9/15/29	3,330	2,845,252
Continental Airlines Inc. Project, 9.00%, 6/01/33	1,250	1,304,700

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	19

Schedule of Investments (continued)	BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey EDA, Refunding RB, Newark Airport Marriott Hotel, 7.00%, 10/01/14	$2,500	$2,460,475
New Jersey Educational Facilities Authority, Refunding RB, University Medical & Dentistry, Series B, 7.50%, 12/01/32	2,510	2,826,135
New Jersey Health Care Facilities Financing Authority, RB:
Pascack Valley Hospital Association, 6.63%, 7/01/36 (a)(b)	2,000	200
Saint Josephs Healthcare System, 6.63%, 7/01/38	2,410	2,438,992
New Jersey Transportation Trust Fund Authority, New Jersey, RB, CAB, Transportation System, Series C (AMBAC), 5.05%, 12/15/35 (e)	3,450	673,164

		24,653,630

New Mexico — 1.0%
Farmington, New Mexico, RB, Tucson Electric Power Co. San Juan, Series A, 6.95%, 10/01/20	2,500	2,501,875

New York — 4.2%
Dutchess County Industrial Development Agency, New York, Refunding RB, Saint Francis Hospital, Series A, 7.50%, 3/01/29	1,400	1,360,912
Metropolitan Transportation Authority, RB, Series 2008-C, 6.50%, 11/15/28	3,685	4,177,648
New York City Industrial Development Agency, RB:
American Airlines, JFK International Airport, AMT, 8.00%, 8/01/28	1,045	1,047,592
British Airways Plc Project, AMT, 7.63%, 12/01/32	2,400	2,243,712
Series C, 6.80%, 6/01/28	510	530,512
Special Needs Facilities Pooled Program, Series C-1, 6.63%, 7/01/29	1,515	1,341,381
New York Liberty Development Corp., RB, National Sports Museum Project, Series A, 6.13%, 2/15/19 (a)(b)	870	87

		10,701,844

North Carolina — 1.5%
North Carolina Medical Care Commission, North Carolina, RB, First Mortgage, Givens Estates Project, Series A, 6.50%, 7/01/13 (c)	1,250	1,477,225
North Carolina Medical Care Commission, RB, First Mortgage, Deerfield, Series A, 6.13%, 11/01/38	2,335	2,265,767

		3,742,992

Ohio — 2.7%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior:
Turbo, Series A-2, 5.13%, 6/01/24	2,270	2,013,853
Turbo, Series A-2, 6.50%, 6/01/47	3,935	3,169,957
Ohio Air Quality Development Authority, RB, Ohio Valley Electric Corp., 5.63%, 10/01/19	1,765	1,759,740

		6,943,550

Pennsylvania — 10.0%
Allegheny County Hospital Development Authority, RB, Health System, West Penn, Series A, 5.38%, 11/15/40	3,015	2,317,630
Bucks County IDA, RB, Ann’s Choice Inc. Facilities, Series A:
6.13%, 1/01/25	200	177,794
6.25%, 1/01/35	1,550	1,286,670
Lancaster County Hospital Authority, RB, Brethren Village Project, Series A:
6.25%, 7/01/26	685	641,859
6.50%, 7/01/40	590	526,540

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
Lycoming County Authority, Refunding RB, Susquehanna Health System Project, Series A, 5.75%, 7/01/39	$2,310	$2,196,487
Montgomery County IDA, Pennsylvania, RB, Mortgage, Whitemarsh Continuing Care, 6.13%, 2/01/28	2,330	1,677,530
Pennsylvania Economic Development Financing Authority, RB, AMT:
National Gypsum Co., Series A, 6.25%, 11/01/27	3,250	2,057,900
Reliant Energy, Series B, 6.75%, 12/01/36	2,040	2,082,575
Pennsylvania Higher Educational Facilities Authority, RB, Allegheny Delaware Valley Obligation, Series A (MBIA), 5.88%, 11/15/16	2,410	2,133,212
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Allegheny Delaware Valley Obligation, Series A (MBIA), 5.88%, 11/15/21	3,035	2,429,851
Philadelphia Authority for Industrial Development, RB, AMT:
Air Cargo, Series A,7.50%, 1/01/25	2,270	2,004,387
Commercial Development, 7.75%, 12/01/17	6,440	5,982,309

		25,514,744

Puerto Rico — 2.0%
Puerto Rico Public Buildings Authority, Refunding RB, Series Q, 5.63%, 7/01/39	3,425	3,312,078
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	1,650	1,784,475

		5,096,553

Rhode Island — 0.8%
Central Falls Detention Facility Corp., Rhode Island, Refunding RB, 7.25%, 7/15/35	2,495	2,117,232

South Carolina — 0.7%
Connector 2000 Association Inc., RB, CAB, Senior, Series B, 9.02%, 1/01/14 (e)	1,485	443,495
South Carolina Jobs Economic Development Authority, Refunding RB, Palmetto Health:
5.50%, 8/01/26	975	963,359
5.75%, 8/01/39	390	379,669

		1,786,523

South Dakota — 0.5%
South Dakota Health & Educational Facilities Authority, South Dakota, RB, Sanford Health, 5.50%, 11/01/40	1,175	1,193,976

Tennessee — 0.5%
Knox County Health Educational & Housing Facilities Board, Tennessee, RB, Refunding & Improvement, Covenant Health, Series A, 5.06%, 1/01/40 (e)	6,785	928,866
Shelby County, Health, Educational & Housing Facilities Board, RB, Village at Germantown, 6.25%, 12/01/34	355	293,266

		1,222,132

Texas — 6.5%
Brazos River Authority, Refunding RB, AMT:
TXU Electric Co. Project, Series C, 5.75%, 5/01/36	2,885	2,598,375
Texas Utility Co., Series A, 7.70%, 4/01/33	2,550	1,481,805
City of Houston, Texas, RB, Special Facilities, Continental, Series E, AMT, 6.75%, 7/01/21	2,685	2,492,459
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	1,500	1,678,080

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (continued)	BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
La Vernia Higher Education Finance Corp., RB, KIPP Inc., 6.38%, 8/15/44 (g)	$860	$852,174
Matagorda County Navigation District No. 1, Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	1,240	1,327,470
North Texas Tollway Authority, Refunding RB, Second Tier, Series F, 6.13%, 1/01/31	2,775	2,882,060
Tarrant County Cultural Education Facilities Finance Corp., RB, Senior Living Center Project, Series A, 8.25%, 11/15/44 (g)	2,490	2,407,108
Texas State Public Finance Authority, RB, Kipp Inc. Education, Series A (ACA), 5.00%, 2/15/28	1,000	857,000

		16,576,531

U.S. Virgin Islands — 1.4%
United States Virgin Islands, RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	3,000	3,044,130
Virgin Islands Public Finance Authority, RB, Senior Lien, Capital Projects, Series A-1, 5.00%, 10/01/39	500	474,720

		3,518,850

Utah — 0.7%
County of Carbon, Utah, Refunding RB, Laidlaw Environmental, Series A, AMT, 7.45%, 7/01/17	1,660	1,662,191

Virginia — 1.4%
Dulles Town Center Community Development Authority, Virginia, Special Assessment, Dulles Town Center Project, 6.25%, 3/01/26	1,435	1,331,049
Fairfax County EDA, RB, Goodwin House Inc.:
5.13%, 10/01/37	750	646,222
5.13%, 10/01/42	450	380,205
Lexington IDA, RB, Mortgage, Kendal at Lexington, Series A, 5.38%, 1/01/28	540	431,725
Tobacco Settlement Financing Corp., Virginia, RB, Senior, Series B-1, 5.00%, 6/01/47	1,320	899,224

		3,688,425

Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, RB, Series A:
New Castle Place Project, 7.00%, 12/01/31	1,855	1,734,332
Saint Johns Communities, Inc., 7.25%, 9/15/29	250	251,107
Saint Johns Communities, Inc., 7.63%, 9/15/39	505	512,514

		2,497,953

Wyoming — 2.5%
County of Sweetwater, Wyoming, Refunding RB, FMC Corp. Project, AMT, 5.60%, 12/01/35	3,600	3,357,360
Wyoming Municipal Power Agency, Wyoming, RB, Series A, 5.38%, 1/01/42	3,030	3,056,664

		6,414,024

Total Municipal Bonds — 94.7%		241,265,496

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value

District of Columbia — 1.7%
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	$3,951	$4,415,680

Florida — 3.4%
County of Miami-Dade, Florida, RB, Miami International Airport, Series A, AMT (AGC), 5.25%, 10/01/33	8,870	8,645,589

Virginia — 3.5%
Virginia HDA, RB, Sub-Series H-1 (MBIA), 5.38%, 7/01/36	8,690	8,760,302

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 8.6%		21,821,571

Total Long-Term Investments (Cost — $278,874,869) — 103.3%		263,087,067

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.23% (i)(j)	1,000,079	1,000,079

Total Short-Term Securities (Cost — $1,000,079) — 0.4%		1,000,079

Total Investments (Cost — $279,874,948*) — 103.7%		264,087,146
Other Assets Less Liabilities — 0.5%		1,393,402
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (4.2)%		(10,764,690)

Net Assets — 100.0%		$254,715,858

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$268,655,317

Gross unrealized appreciation	$10,759,278
Gross unrealized depreciation	(26,083,095)

Net unrealized depreciation	$(15,323,817)

(a)	Non-income producing security.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity and is subject to mandatory redemption.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	21

Schedule of Investments (concluded)	BlackRock MuniAssets Fund, Inc. (MUA)

(g)	When-issued security. Unsettled when-issued security transactions were as follows:

Counterparty	Value	Unrealized Depreciation

B.G. Ziegler	$2,456,653	$(13,846)
First Southwest	$99,090	$(550)
RBC Capital	$703,539	$(3,905)

(h)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(i)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$(1,001,455)	$2,096

(j)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 — Short-Term Securities	$1,000,079
Level 2 — Long-Term Investments[1]	263,087,067
Level 3	—

Total	$264,087,146

[1] See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments October 31, 2009 (Unaudited)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 1.6%
Alabama Public School & College Authority, Refunding RB, Series A, 5.00%, 5/01/29	$900	$923,274
County of Jefferson, Alabama, RB, Series A:
5.50%, 1/01/22	2,750	2,289,650
4.75%, 1/01/25	2,200	1,650,286

		4,863,210

Alaska — 0.5%
Borough of Matanuska-Susitna, Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/28	1,200	1,379,808

California — 23.7%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC) (a):
5.55%, 10/01/24	10,185	7,774,618
5.49%, 10/01/25	6,000	4,541,820
Anaheim Public Financing Authority, California, RB, Senior, Public Improvement Project, Series A (FSA), 6.00%, 9/01/24	5,000	5,570,100
Antelope Valley Community College District, GO, Election of 2004, Series B (MBIA), 5.25%, 8/01/39	600	618,828
Arcadia Unified School District, California, GO, CAB, Election of 2006, Series A (FSA), 4.96%, 8/01/39 (b)	1,600	246,032
Cabrillo Community College District, California, GO, CAB, Election of 2004, Series B (MBIA), 5.18%, 8/01/37 (b)	2,400	413,832
California Health Facilities Financing Authority, RB, Saint Joseph Health System, Series A, 5.75%, 7/01/39	550	570,180
California State University, RB, Systemwide, Series A (MBIA), 5.00%, 11/01/35	2,600	2,494,128
Chino Valley Unified School District COP, GO, Election of 2002, Series C (MBIA), 5.25%, 8/01/30	850	857,905
City of Redding, California, COP, Series A (FSA), 5.00%, 6/01/30	1,720	1,746,316
Fresno Unified School District, California, GO, Election of 2001, Series E (FSA), 5.00%, 8/01/30	900	910,215
Los Angeles Department of Water & Power, RB, Series C (MBIA), 5.00%, 7/01/29	5,160	5,289,103
Metropolitan Water District of Southern California, RB, Authority, Series B-1 (MBIA):
5.00%, 10/01/29	2,965	3,047,634
5.00%, 10/01/36	1,655	1,678,435
Norco Redevelopment Agency, California, TAN, Refunding, Project Area No. 1 (MBIA), 5.13%, 3/01/30	5,000	4,696,150
Orange County Sanitation District, COP:
(MBIA), 5.00%, 2/01/33	7,455	7,548,486
Series B (FSA), 5.00%, 2/01/30	1,500	1,553,385
Series B (FSA), 5.00%, 2/01/31	900	927,522
Poway Redevelopment Agency, California, TAN, Paguay Redevelopment Project (AMBAC), 5.13%, 6/15/33	1,750	1,524,005
Sacramento City Unified School District, California, GO, Election of 2002 (MBIA), 5.00%, 7/01/30	4,150	4,168,011
San Mateo County Community College District, GO, CAB, Election of 2001, Series C (MBIA), 5.54%, 9/01/30 (b)	12,740	4,008,004
State of California, GO:
5.13%, 6/01/27	20	19,988
5.13%, 6/01/31	60	57,983
Stockton Public Financing Authority, California, RB, Parking & Capital Projects (MBIA), 5.13%, 9/01/30	6,145	6,040,289
Ventura County Community College District, GO, Election of 2002, Series B (MBIA), 5.00%, 8/01/30	2,325	2,386,752
West Basin Municipal Water District, California, COP, Refunding, Series B (AGC), 5.00%, 8/01/30	5,035	5,113,093

		73,802,814

Municipal Bonds	Par (000)	Value

Colorado — 1.0%
Colorado Health Facilities Authority, RB, Covenant Retirement Communities Inc., Series A (Radian):
5.50%, 12/01/27	$1,200	$1,102,020
5.50%, 12/01/33	675	592,616
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34 (c)	900	916,821
Colorado Housing & Finance Authority, Colorado, RB, S/F Program, Senior, Series A-2, AMT, 7.50%, 4/01/31	415	443,955

		3,055,412

District of Columbia — 2.8%
District of Columbia, RB, Series B-1 (MBIA), 5.00%, 2/01/31	9,600	8,711,424

Florida — 10.2%
Broward County School Board, Florida, COP, Series A (FSA), 5.25%, 7/01/33	1,600	1,634,528
City of Miami, Florida, RB, Miami Revenues (MBIA), 5.00%, 1/01/37	320	311,628
Collier County School Board, COP (FSA), 5.00%, 2/15/23	3,000	3,065,520
County of Broward, Florida, RB, Series A, 5.25%, 10/01/34	850	877,455
County of Duval, Florida, COP, Master Lease Program (FSA), 5.00%, 7/01/33	3,000	2,999,790
County of Miami-Dade, Florida:
GO, Building Better Community Program, Series B-1, 5.75%, 7/01/33	1,400	1,492,288
RB, Miami International Airport, AMT (Syncora), 5.00%, 10/01/40	9,900	9,259,569
County of Orange, Florida, RB, Series B (MBIA), 5.13%, 1/01/32	4,200	4,227,132
Hillsborough County Aviation Authority, Florida, RB, Series A, AMT (AGC), 5.38%, 10/01/33	1,750	1,755,443
Miami-Dade County School Board, Florida, COP, Series B (AGC):
5.25%, 5/01/31	1,800	1,848,420
5.00%, 5/01/33	2,000	2,004,120
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project-Series A, 5.63%, 7/01/39	275	278,971
South Florida Water Management District, COP (AGC), 5.00%, 10/01/22	2,000	2,111,740

		31,866,604

Georgia — 3.7%
City of Augusta, Georgia, RB (FSA), 5.25%, 10/01/39	2,300	2,372,197
Municipal Electric Authority of Georgia, RB, Series EE, (AMBAC), 7.00%, 1/01/25	7,475	9,195,297

		11,567,494

Illinois — 18.6%
Chicago Board of Education, Illinois, GO, Chicago School Reform Board, Series A (MBIA), 5.50%, 12/01/26	1,000	1,094,440
City of Chicago, Illinois:
GO, Refunding, Series A (FSA), 5.00%, 1/01/25	1,500	1,565,370
RB, General Airport, Third Lien, Series B-2, AMT (FSA), 5.75%, 1/01/23	5,670	5,823,544
RB, General Airport, Third Lien, Series B-2, AMT (Syncora), 6.00%, 1/01/29	2,300	2,355,016
RB, Project, Series A (AGC), 5.00%, 1/01/38	2,000	2,038,820
Refunding RB, General Airport, Third Lien, Series A, AMT (MBIA), 5.75%, 1/01/21	9,000	9,125,370
County of Cook, Illinois, GO, Capital Improvement, Series C (AMBAC), 5.50%, 11/15/12 (d)	2,460	2,775,790

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	23

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Illinois Municipal Electric Agency, RB, Series A (MBIA), 5.25%, 2/01/35	$1,000	$1,018,020
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.48%, 6/15/30 (a)	20,120	19,648,588
Regional Transportation Authority, RB, Series A (AMBAC), 7.20%, 11/01/20	10,115	12,361,541

		57,806,499

Indiana — 0.1%
Indiana Municipal Power Agency, Indiana, RB, Indiana Muni Power Agency, Series B, 5.75%, 1/01/34	400	410,680

Iowa — 1.3%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	3,850	3,962,073

Louisiana — 1.8%
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,250	1,387,425
Louisiana State Gas and Fuels Tax Revenue Bonds, Series A, 5.00%, 5/01/35	1,740	1,735,024
Louisiana State Transportation Authority, RB, CAB, Senior Lien, La 1 Project, Series B (AMBAC), 5.31%, 12/01/27 (b)	1,235	471,955
Rapides Finance Authority, Louisiana, RB, Cleco Power LLC Project, AMT (AMBAC), 4.70%, 11/01/36	2,450	2,061,136

		5,655,540

Maryland — 1.5%
Maryland Community Development Administration, RB, Residential, Series A, AMT, 5.75%, 9/01/39	4,430	4,551,781

Massachusetts — 7.4%
Massachusetts HFA, Massachusetts, AMT, RB:
Rental Housing, Series A (FSA), 5.15%, 7/01/26	3,000	3,026,700
Rental Mortgage, Series F (FSA), 5.25%, 1/01/46	5,300	5,116,673
Massachusetts Housing Finance Agency, Massachusetts, RB, S/F Housing, Series 128, AMT (FSA), 4.80%, 12/01/27	1,600	1,545,504
Massachusetts Port Authority, RB, Delta Air Lines Inc. Project, Series A, AMT (AMBAC):
5.50%, 1/01/16	3,100	2,667,395
5.50%, 1/01/18	4,000	3,288,520
5.50%, 1/01/19	2,775	2,240,313
Massachusetts State Water Resource Authority, Refunding RB, General, Series A (MBIA), 5.00%, 8/01/34	2,700	2,776,653
Massachusetts Water Resources Authority, Refunding RB, General, Series B (FSA), 5.25%, 8/01/28	2,000	2,273,340

		22,935,098

Michigan — 5.0%
City of Detroit, Michigan, RB, Second Lien:
Series B (FSA), 7.50%, 7/01/33	700	864,360
Series B (FSA), 6.25%, 7/01/36	400	430,308
Series B (FSA), 7.00%, 7/01/36	200	234,718
Series E (FGIC), 5.75%, 7/01/31	2,500	2,686,825
City of Detroit, Michigan, RB, System, Second Lien, Series B (MBIA), 5.00%, 7/01/36	3,600	3,260,916

Municipal Bonds	Par (000)	Value

Michigan (concluded)
Michigan Higher Education Student Loan Authority, Michigan, RB, Student Loan, Series XVII-G, AMT (AMBAC), 5.20%, 9/01/20	$1,500	$1,500,285
Michigan Strategic Fund, Refunding, AMT (Syncora), RB:
Detroit Edison Co. Project, Series A, 5.50%, 6/01/30	1,300	1,217,840
Detroit Edison Co. Project, Series C, 5.45%, 12/15/32	4,300	3,980,682
Detroit Edison Poll, Series C, 5.65%, 9/01/29	1,410	1,378,642

		15,554,576

Minnesota — 0.9%
City of Minneapolis, Minnesota, RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	2,500	2,814,575
Dakota County Community Development Agency, RB, Mortgage Backed Securities Program, Series B, AMT (GNMA), 5.15%, 12/01/38	123	124,299

		2,938,874

Nebraska — 0.5%
County of Washington, Nebraska, RB, Cargill Inc. Project, AMT, 5.90%, 11/01/27	1,600	1,617,856

Nevada — 4.1%
City of Carson City, Nevada, RB, Carson, Tahoe Hospital Project, Series A (Radian), 5.50%, 9/01/33	3,100	2,795,797
City of Las Vegas, Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	850	927,197
County of Clark, Nevada, RB, Southwest Gas Corp. Project, AMT:
Series A (FGIC), 4.75%, 9/01/36	75	61,790
Series D (MBIA), 5.25%, 3/01/38	1,300	1,153,334
County of Clark, Nevada, RB, Subordinate Lien, Series A-2 (MBIA):
5.00%, 7/01/30	1,500	1,508,580
5.00%, 7/01/36	3,200	3,135,136
County of Clark, Nevada, RB, System Subordinate Lien, Series C (FSA), 5.00%, 7/01/26	1,475	1,508,969
Las Vegas Valley Water District, GO, Refunding, Series A (MBIA), 5.00%, 6/01/24	1,600	1,655,040

		12,745,843

New Jersey — 8.2%
New Jersey EDA, RB, Cigarette Tax (Radian):
5.50%, 6/15/31	600	556,350
5.75%, 6/15/34	305	289,973
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (MBIA):
5.25%, 7/01/31	9,325	9,439,697
5.25%, 7/01/33	7,800	7,870,044
New Jersey EDA, RB, School Facilities Construction:
Series O, 5.13%, 3/01/28	3,960	4,089,294
Series Z (AGC), 6.00%, 12/15/34	2,000	2,234,260
New Jersey EDA, Refunding RB, School Facilities Construction, Series N-1 (MBIA), 5.50%, 9/01/28	815	899,083

		25,378,701

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 3.8%
Erie County Industrial Development Agency, RB, City School District Buffalo Project, Series A (FSA), 5.75%, 5/01/28	$1,500	$1,598,610
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	4,000	4,534,760
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/34	2,750	2,938,155
New York State Dormitory Authority, RB, Education, Series B, 5.75%, 3/15/36	1,200	1,325,232
Triborough Bridge & Tunnel Authority, New York, RB, Series A-2, 5.25%, 11/15/34	1,300	1,373,723

		11,770,480

Ohio — 0.5%
County of Montgomery, Ohio, Refunding RB, Catholic Healthcare, Series A, 5.00%, 5/01/39 (c)	1,550	1,465,572

Oregon — 0.5%
Oregon State Housing & Community Services Department, RB, S/F Mortgage Program, Series G, AMT, 5.50%, 1/01/38	1,595	1,624,061

Pennsylvania — 1.2%
Pennsylvania HFA, RB, Series 99A, AMT, 5.25%, 10/01/32	1,500	1,501,650
Pennsylvania Turnpike Commission, RB, CAB, Sub-Series E, 6.37%, 12/01/38 (a)	3,000	1,865,970
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	400	432,112

		3,799,732

Puerto Rico — 1.5%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	3,200	3,451,456
Puerto Rico Sales Tax Financing Corp., RB, CAB, Series A (MBIA), 5.72%, 8/01/41 (b)	8,500	1,302,285

		4,753,741

Rhode Island — 2.6%
Providence Public Building Authority, Rhode Island, RB, Series A (FSA), 6.25%, 12/15/10 (d)	4,345	4,672,830
Rhode Island EDC, RB, Series B (FGIC), 6.50%, 7/01/10 (d)	3,355	3,520,905

		8,193,735

South Carolina — 1.2%
Berkeley County School District, RB, Securing Assets For Education, 5.13%, 12/01/30	3,800	3,859,584

Tennessee — 1.9%
Knox County Health Educational & Housing Facilities Board, Tennessee, RB, Refunding & Improvement, Covenant Health, Series A, 5.04%, 1/01/38 (b)	1,100	171,523
Metropolitan Government Nashville & Davidson County, Tennessee, Health & Educational Facilities Board, RB, Vanderbilt University, Series B, 5.50%, 10/01/29	5,000	5,613,300

		5,784,823

Municipal Bonds	Par (000)	Value

Texas — 14.7%
City of Houston, Texas, Refunding RB:
Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	$2,100	$2,387,196
First Lien, Series A (AGC), 5.38%, 11/15/38	1,350	1,426,842
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Joint, Series A, AMT (MBIA), 5.50%, 11/01/33	13,000	12,965,680
Lewisville ISD, Texas, GO, CAB, Refunding, School Building (MBIA), 4.67%, 8/15/24 (b)	4,475	2,139,050
Mansfield ISD, Texas, GO, School Building, 5.00%, 2/15/33	1,725	1,791,033
Matagorda County Navigation District No. 1, Texas, Refunding RB, Central Power & Light, AMT (MBIA), 5.20%, 5/01/30	2,400	2,255,976
North Harris County Regional Water Authority, RB, Senior Lien (MBIA), 5.13%, 12/15/35	2,895	2,926,642
North Texas Tollway Authority, Refunding RB, First Tier:
(MBIA), 5.75%, 1/01/40	1,600	1,614,384
K-2 (AGC), 6.00%, 1/01/38	4,015	4,350,092
Series A, 6.00%, 1/01/28	2,795	2,941,626
Series K-1 (AGC), 5.75%, 1/01/38	3,800	4,024,466
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.50%, 8/15/39	7,150	7,040,176

		45,863,163

Utah — 1.7%
Utah Transit Authority, Utah, RB, Series A (FSA), 5.00%, 6/15/36	5,000	5,155,200

Vermont — 0.9%
Vermont HFA, Vermont, RB, Series 27, AMT (FSA), 4.85%, 11/01/32	3,000	2,848,500

Washington — 0.0%
Port of Tacoma, Washington, GO, Series B, AMT (AGC), 4.88%, 12/01/38	130	123,882

Wisconsin — 1.1%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit (FSA), 5.00%, 11/15/31	1,300	1,318,447
Wisconsin Housing & Economic Development Authority, Wisconsin, RB, Series E, AMT, 5.50%, 9/01/38	2,000	2,017,980

		3,336,427

Total Municipal Bonds — 124.5%		387,383,187

Municipal Bonds Transferred to Tender Option Bond Trusts (e)

Arizona — 0.4%
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/34	1,200	1,237,056

California — 3.0%
Anaheim Public Financing Authority, California, RB, Electric System Distribution Facilities, Series A (FSA), 5.00%, 10/01/31	959	969,061
Los Angeles Community College District, California, GO, Election of 2001, Series A (FSA), 5.00%, 8/01/32	2,500	2,566,050
San Diego Community College District, California, GO, Election of 2002, 5.25%, 8/01/33	404	423,955

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	25

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

California (concluded)
San Diego County Water Authority, COP, Refunding, Series 2008-A, COP (FSA), 5.00%, 5/01/33	$2,810	$2,815,789
Tamalpais Union High School District, California, GO, Election of 2001 (FSA), 5.00%, 8/01/28	1,605	1,645,302
University of California, RB, Series O, 5.75%, 5/15/34	840	928,948

		9,349,105

District of Columbia — 1.0%
District of Columbia, RB, Series A, 5.50%, 12/01/30	1,005	1,106,274
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	1,770	1,978,671

		3,084,945

Florida — 6.1%
City of Tallahassee, Florida, RB (MBIA), 5.00%, 10/01/37	7,500	7,558,200
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	1,349	1,382,474
Miami-Dade County School Board, Florida, COP, Refunding, Series B (AGC), 5.00%, 5/01/33	10,000	10,020,600

		18,961,274

Georgia — 5.7%
City of Atlanta, Georgia, RB, General, Series B (FSA), 5.25%, 1/01/33	17,356	17,685,430

Illinois — 1.3%
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	1,880	2,009,526
Metropolitan Pier & Exposition Authority, Illinois, Refunding RB, McCormick Place Expansion, Series B (MBIA), 5.75%, 6/15/23	1,999	2,159,787

		4,169,313

Louisiana — 1.8%
State of Louisiana, RB, Series A (FSA), 5.00%, 5/01/36	5,400	5,450,706

Massachusetts — 3.5%
Massachusetts School Building Authority, RB, Series A (FSA), 5.00%, 8/15/30	10,600	10,948,377

Nevada — 3.5%
City of Las Vegas, Nevada, GO, Limited Tax Performing Arts Center, 6.00%, 4/01/39	3,778	4,093,574
Clark County Water Reclamation District, GO, Series B:
5.50%, 7/01/29	4,499	4,888,415
5.75%, 7/01/34	1,829	1,989,024

		10,971,013

New Hampshire — 2.4%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth Hitchcock Obligation (FSA), 5.50%, 8/01/27	7,390	7,525,163

New Jersey — 1.3%
New Jersey Economic Development Authority, RB, Cigarette Tax (AGC), 5.50%, 6/15/24	3,850	3,990,409

New York — 0.4%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	1,260	1,389,261

Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	580	601,077

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

South Carolina — 2.7%
Charleston Educational Excellence Finance Corp., RB,
Charleston County School (AGC):
5.25%, 12/01/28	$3,120	$3,229,824
5.25%, 12/01/29	2,765	2,850,466
5.25%, 12/01/30	1,010	1,035,300
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,275	1,361,942

		8,477,532

Texas — 0.8%
Clear Creek Independent School District, Texas, GO, Refunding School Building (PSF-GTD), 5.00%, 2/15/33	2,200	2,326,324

Virginia — 0.9%
Fairfax County IDA, Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	350	367,231
Virginia Housing Development Authority, RB, Sub-Series H-1 (MBIA), 5.35%, 7/01/31	2,310	2,334,047

		2,701,278

Washington — 1.3%
Central Puget Sound Regional Transportation Authority, Washington, RB, Series A (FSA), 5.00%, 11/01/32	4,004	4,132,074

Wisconsin — 0.5%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	1,430	1,404,524

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 36.8%		114,404,861

Total Long-Term Investments (Cost — $501,806,524) — 161.3%		501,788,048

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.23% (f)(g)	6,901,879	6,901,879

Total Short-Term Securities (Cost — $6,901,879) — 2.2%		6,901,879

Total Investments (Cost — $508,708,403*) — 163.5%		508,689,927
Other Assets Less Liabilities — 1.7%		5,222,550
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (19.4)%		(60,258,646)
Preferred Shares, at Redemption Value — (45.8)%		(142,603,549)

Net Assets Applicable to Common Shares — 100.0%		$311,050,282

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (concluded)	BlackRock MuniEnhanced Fund, Inc. (MEN)

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$448,707,922

Gross unrealized appreciation	$17,444,918
Gross unrealized depreciation	(17,632,205)

Net unrealized depreciation	$(187,287)

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	When-issued security. Unsettled when-issued security transactions were as follows:

Counterparty	Value	Unrealized Depreciation

Citigroup NA	$945,530	$(6,577)
Morgan Stanley Capital Services, Inc.	$1,436,863	$(10,430)

(d)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(f)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$3,599,386	$14,453

(g)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 — Short-Term Securities	$6,901,879
Level 2 — Long-Term Investments[1]	501,788,048
Level 3	—

Total	$508,689,927

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	27

Schedule of Investments October 31, 2009 (Unaudited)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 2.7%
Camden Industrial Development Board, Alabama, Refunding RB, Weyerhaeuser, Series A, 6.13%, 12/01/13 (a)	$1,750	$2,034,533
County of Jefferson, Alabama, RB, Series A, 5.00%, 1/01/24	4,550	3,672,350

		5,706,883

Arizona — 4.6%
County of Pinal, Arizona, COP, 5.00%, 12/01/29	1,000	963,140
Maricopa County IDA, Arizona, RB, Arizona Charter Schools Project 1, Series A:
6.50%, 7/01/12	200	182,684
6.75%, 7/01/29	2,200	1,499,938
Phoenix IDA, Arizona, Refunding RB, America West Airlines Inc., AMT, 6.30%, 4/01/23	2,215	1,463,495
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	3,505	3,134,171
5.00%, 12/01/37	2,360	2,007,416
Show Low Improvement District, Arizona, Special Assessment, No. 5, 6.38%, 1/01/15	365	360,470

		9,611,314

California — 17.3%
Agua Caliente Band of Cahuilla Indians, RB, 5.60%, 7/01/13	680	651,630
California Health Facilities Financing Authority, RB:
Cedars-Sinai Medical Center, 5.00%, 8/15/39	1,290	1,199,468
Saint Joseph Health System, Series A, 5.75%, 7/01/39	1,530	1,586,136
California State Public Works Board, RB, Department Corrections, Series C, 5.25%, 6/01/28	3,145	2,973,566
California Statewide Communities Development Authority, RB:
Health Facilities, Memorial Health Services, Series A, 6.00%, 10/01/23	3,870	4,010,984
John Muir Health, 5.13%, 7/01/39	1,510	1,450,974
Montebello Unified School District, California, GO, CAB (MBIA) (b):
5.62%, 8/01/22	2,405	1,200,528
5.61%, 8/01/23	2,455	1,138,359
San Diego Unified School District, California, GO, CAB, Election of 2008, Series A, 6.06%, 7/01/29 (b)	3,475	1,120,027
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	6,600	6,698,670
State of California, GO, Various Purpose:
5.00%, 6/01/32	2,455	2,312,365
6.50%, 4/01/33	8,370	9,250,608
Tustin Unified School District, California, Special Tax, Senior Lien, Community Facilities District 97-1, Series A (FSA), 5.00%, 9/01/32	2,615	2,611,287

		36,204,602

Colorado — 4.4%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A (c):
5.50%, 7/01/34	1,485	1,512,755
5.00%, 7/01/39	1,755	1,651,613
Elk Valley Public Improvement, RB, Public Improvement Fee, Series A, 7.35%, 9/01/31	2,645	2,387,959
Platte River Power Authority, Colorado, RB, Series HH:
5.00%, 6/01/27	870	931,518
5.00%, 6/01/28	395	420,675

Municipal Bonds	Par (000)	Value

Colorado (concluded)
Plaza Metropolitan District No. 1, Colorado, TAN, Subordinate Public Improvement Fee, Tax Increment, 8.13%, 12/01/25	$1,000	$928,630
University of Colorado, RB, Series A, 5.38%, 6/01/38	1,250	1,315,450

		9,148,600

Connecticut — 1.2%
Connecticut State Development Authority, RB, AFCO Cargo BDL, LLC Project, AMT, 8.00%, 4/01/30	2,735	2,495,304

District of Columbia — 1.9%
Metropolitan Washington DC Airports Authority Dulles Toll Road Revenue, RB:
First Senior Lien, Series A, 5.00%, 10/01/39	505	504,434
First Senior Lien, Series A, 5.25%, 10/01/44	790	809,924
Series 2nd Senior Lien-B (AGC), 7.10%, 10/01/35 (b)	13,485	2,674,615

		3,988,973

Florida — 8.3%
City of Clearwater, Florida, RB, Series A, 5.25%, 12/01/39	1,195	1,221,326
County of Broward, Florida, RB, Series A, 5.25%, 10/01/34	750	774,225
County of Miami-Dade, Florida, RB:
CAB, Sub-Series A (MBIA), 5.65%, 10/01/37 (b)	2,340	343,395
Miami International Airport, Series A, AMT (AGC), 5.25%, 10/01/38	1,795	1,750,610
Greater Orlando Aviation Authority, Florida, RB, Special Purpose, JetBlue Airways Corp., AMT, 6.50%, 11/15/36	2,095	1,694,729
Hillsborough County IDA, RB:
H. Lee Moffitt Cancer Center Project, Series A, 5.25%, 7/01/37	3,190	2,920,764
National Gypsum, Series B, AMT, 7.13%, 4/01/30	1,900	1,310,183
Midtown Miami Community Development District, Special Assessment, Series B, 6.50%, 5/01/37	2,495	2,076,514
Orange County Health Facilities Authority, RB, Hospital, Orlando Regional Healthcare, 6.00%, 12/01/12 (a)	3,225	3,684,433
Palm Coast Park Community Development District, Special Assessment, 5.70%, 5/01/37	695	403,809
Preserve at Wilderness Lake Community Development District, Special Assessment, Series A, 5.90%, 5/01/34	1,560	1,230,793

		17,410,781

Georgia — 3.2%
City of Atlanta, Georgia, TAN, Refunding, Atlantic Station Project (AGC):
5.25%, 12/01/20	1,000	1,080,290
5.25%, 12/01/21	1,950	2,094,066
5.25%, 12/01/22	950	1,010,059
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	2,410	2,461,743

		6,646,158

Guam — 1.0%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	440	458,168
6.75%, 11/15/29	770	823,854
7.00%, 11/15/39	800	864,672

		2,146,694

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois — 2.5%
City of Chicago, Illinois, Special Assessment, Lake Shore East, 6.75%, 12/01/32	$1,200	$1,082,472
Illinois Finance Authority, RB, Monarch Landing Inc. Facilities, Series A, 7.00%, 12/01/37	1,010	505,000
Illinois HDA, RB, Homeowner Mortgage, Sub-Series C-2, AMT, 5.35%, 2/01/27	3,690	3,712,435

		5,299,907

Indiana — 3.5%
County of Saint Joseph, RB, Notre Dame Du Lac Project, 5.00%, 3/01/36	1,570	1,638,389
Indiana Finance Authority Hospital Revenue, RB, Parkview Health Systems, Refunding, Series A, 5.75%, 5/01/31	2,300	2,342,113
Indiana Finance Authority, RB:
Refunding Duke Energy, Series C, 4.95%, 10/01/40	2,070	1,973,621
Sisters of Saint Francis Health, 5.25%, 11/01/39 (c)	585	566,970
Indiana Municipal Power Agency, Indiana, RB, Indiana Muni Power Agency, Series B, 6.00%, 1/01/39	775	831,381

		7,352,474

Kansas — 1.2%
Kansas Development Finance Authority, RB, Adventist Health, 5.75%, 11/15/38	2,465	2,533,059

Kentucky — 1.0%
Louisville & Jefferson County Metropolitan Sewer District, Kentucky, RB, Series A (MBIA), 5.50%, 5/15/34	2,000	2,095,540

Louisiana — 3.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	3,500	3,354,470
Louisiana Public Facilities Authority, RB, Black & Gold Facilities Project, Series A (CIFG), 5.00%, 7/01/39	3,815	3,203,684
Parish of East Baton Rouge, Louisiana, RB, Series A, 5.25%, 2/01/39	570	585,036

		7,143,190

Maryland — 0.9%
Maryland State Energy Financing Administration, IDRB, Cogeneration, AES Warrior Run, AMT, 7.40%, 9/01/19	1,970	1,970,414

Massachusetts — 1.9%
Massachusetts Development Finance Agency, RB, Boston University, Series P, 5.45%, 5/15/59	1,165	1,182,067
Massachusetts Housing Finance Agency, Massachusetts, RB, M/F Housing, Series A, AMT, 5.25%, 12/01/48	2,900	2,797,833

		3,979,900

Michigan — 3.3%
City of Detroit, Michigan, RB, Senior Lien, Series B (FSA), 7.50%, 7/01/33	635	784,098
Flint Hospital Building Authority, Michigan, Refunding RB, Hurley Medical Center (ACA), 6.00%, 7/01/20	1,310	1,205,134
Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health, 5.75%, 11/15/39 (c)	2,105	2,017,958
Michigan Strategic Fund, Refunding RB, Detroit Edison Poll Control, Series B, AMT, 5.65%, 9/01/29	3,000	2,964,510

		6,971,700

Municipal Bonds	Par (000)	Value

Minnesota — 1.2%
City of Minneapolis, Minnesota, RB, Fairview Health Services, Series A, 6.75%, 11/15/32	$2,135	$2,384,304

Mississippi — 2.5%
Mississippi Business Finance Corp., Refunding RB, System Energy Resource Inc. Project, 5.90%, 5/01/22	2,500	2,502,575
Mississippi Development Bank, Refunding RB, Gulfport Water & Sewer System Project (FSA):
5.25%, 7/01/17	1,000	1,114,990
5.25%, 7/01/19	810	887,671
University of Southern, Mississippi, RB, Campus Facilities Improvement Project, 5.38%, 9/01/36	675	712,145

		5,217,381

Missouri — 0.5%
Missouri Development Finance Board, Missouri, RB, Branson, Series A, 5.50%, 12/01/32	1,000	964,500

New Hampshire — 1.5%
New Hampshire Health & Education Facilities Authority Revenue, RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	3,035	3,164,352

New Jersey — 7.2%
New Jersey EDA, RB, Cigarette Tax, 5.75%, 6/15/29	5,385	5,182,524
New Jersey EDA, RB, Continental Airlines Inc. Project, AMT:
6.63%, 9/15/12	1,000	979,510
6.25%, 9/15/29	2,950	2,520,568
New Jersey EDA, RB, Seabrook Village Inc., Series A, 8.25%, 11/15/10 (a)	2,600	2,831,634
New Jersey State Turnpike Authority, RB, Series C (FSA), 5.00%, 1/01/30	3,500	3,618,825

		15,133,061

New York — 5.2%
Dutchess County Industrial Development Agency, New York, Refunding RB, Saint Francis Hospital, Series A, 7.50%, 3/01/29	1,100	1,069,288
Long Island Power Authority, RB, Series A, 5.75%, 4/01/39	1,450	1,554,240
Metropolitan Transportation Authority, RB, Series B, 5.00%, 11/15/34	1,740	1,785,571
New York City Industrial Development Agency, RB, Continental Airlines Inc., AMT:
8.00%, 11/01/12	420	355,824
8.38%, 11/01/16	725	534,600
New York City Industrial Development Agency, RB, Series C, 6.80%, 6/01/28	535	556,518
Tobacco Settlement Financing Corp., New York, RB, Series B-1C:
5.50%, 6/01/17	3,500	3,614,205
5.50%, 6/01/22	1,400	1,468,264

		10,938,510

North Carolina — 1.8%
North Carolina Eastern Municipal Power Agency, North Carolina, RB, Series B, 5.00%, 1/01/26	1,545	1,573,335
North Carolina Medical Care Commission, RB, Duke University Health System, Series A (c):
5.00%, 6/01/39	440	435,288
5.00%, 6/01/42	970	951,599
North Carolina Municipal Power Agency, RB, Number 1 Catawba, North Carolina, Series A, 5.00%, 1/01/30	740	746,453

		3,706,675

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	29

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Ohio — 1.6%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior, Turbo, Series A-2, 6.50%, 6/01/47	$2,160	$1,740,053
County of Montgomery, Ohio, Refunding RB, Catholic Healthcare, Series A, 5.00%, 5/01/39 (c)	1,755	1,659,405

		3,399,458

Pennsylvania — 9.6%
Bucks County IDA, RB, Ann’s Choice Inc. Facilities, Series A, 6.25%, 1/01/35	1,700	1,411,187
Montgomery County Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital, Series A, 5.13%, 6/01/33 (c)	820	800,771
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40 (c)	1,315	1,305,940
National Gypsum Co., Series B, AMT, 6.13%, 11/01/27	3,500	2,182,110
Pennsylvania, American Water Co. Project, 6.20%, 4/01/39	2,520	2,686,345
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/39	4,775	4,750,600
Philadelphia Authority for Industrial Development, RB:
Arbor House Inc. Project, Series E, 6.10%, 7/01/33	1,105	1,002,478
Commercial Development, AMT, 7.75%, 12/01/17	725	673,474
Saligman House Project, Series C, 6.10%, 7/01/33	1,245	1,129,489
Sayre Health Care Facilities Authority, RB, Guthrie Health Issue, Series B, 7.13%, 12/01/11 (a)	3,500	4,209,205

		20,151,599

Puerto Rico — 2.7%
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, RB, Special Facilities, American Airlines, Series A, 6.45%, 12/01/25	2,060	1,538,841
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	3,860	4,174,590

		5,713,431

South Dakota — 0.8%
South Dakota Health & Educational Facilities Authority, South Dakota, RB, Sanford Health, 5.00%, 11/01/40	1,825	1,744,773

Tennessee — 3.8%
Educational Funding of the South Inc., RB, Senior Subordinate, Series B, AMT, 6.20%, 12/01/21	2,685	2,686,423
Hardeman County Correctional Facilities Corp., Tennessee, RB, 7.75%, 8/01/17	3,410	3,183,064
Shelby County Health Educational & Housing Facilities Board, RB, Methodist Healthcare, 6.50%, 9/01/12 (a)	1,845	2,116,990

		7,986,477

Texas — 13.0%
Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, AMT, 5.75%, 5/01/36 (d)	2,660	2,395,729
Brazos River Harbor Navigation District, RB, Dow Chemical Co. Project, Series A-7, AMT, 6.63%, 5/15/33	3,655	3,674,262
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	1,910	2,134,807

Municipal Bonds	Par (000)	Value

Texas (concluded)
Houston, Texas, Airport Systems Revenue, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	$1,070	$1,109,847
La Vernia Higher Education Finance Corp., RB, KIPP Inc., 6.38%, 8/15/44 (c)	820	812,538
Matagorda County Hospital District, RB, FHA, 5.00%, 2/15/35	4,500	4,386,195
North Texas Tollway Authority, Refunding RB, Second Tier, Series F, 6.13%, 1/01/31	4,190	4,351,650
SA Energy Acquisition Public Facility Corp., RB, Gas Supply Revenue:
5.50%, 8/01/23	2,425	2,471,730
5.50%, 8/01/24	1,100	1,110,989
5.50%, 8/01/25	1,120	1,119,899
Texas State Department of Housing & Community Affairs, RB, Series A, AMT (GNMA):
5.25%, 7/01/22	2,555	2,447,077
5.70%, 1/01/33	1,130	1,158,600

		27,173,323

U.S. Virgin Islands — 1.7%
United States Virgin Islands, RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	3,460	3,510,897

Utah — 0.9%
City of Riverton, Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41 (c)	1,935	1,874,976

Vermont — 1.2%
Vermont Educational & Health Buildings Financing Agency, RB, Developmental & Mental Health, Series A, 6.00%, 6/15/17	2,370	2,375,546

Virginia — 0.6%
Chesterfield County IDA, RB, Virginia Electric & Power, Series A, 5.88%, 6/01/17	1,150	1,185,604

Washington — 0.6%
Seattle Housing Authority, Washington, RB, Housing, Replacement Housing Projects, 6.13%, 12/01/32	1,305	1,158,801

Wisconsin — 3.9%
State of Wisconsin, RB, Series A, 6.00%, 5/01/36	4,980	5,467,592
Wisconsin Health & Educational Facilities Authority, RB:
New Castle Place Project, Series A, 7.00%, 12/01/31	825	771,334
SynergyHealth Inc., 6.00%, 11/15/32	1,755	1,794,891

		8,033,817

Wyoming — 0.1%
Wyoming Municipal Power Agency, Wyoming, RB, Series A, 5.00%, 1/01/42	210	201,558

Total Municipal Bonds — 122.7%		256,724,536

Municipal Bonds Transferred to Tender Option Bond Trusts (e)

California — 5.0%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	2,270	2,445,103
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	1,845	1,944,279
Los Angeles Community College District, California, GO, Election of 2001, Series A (FSA), 5.00%, 8/01/32	1,620	1,662,800

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (continued)	BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

California (concluded)
San Diego Community College District, California, GO, Election of 2002, 5.25%, 8/01/33	$748	$785,101
Sequoia Union High School District, California, GO, Refunding, Election Series B (FSA), 5.50%, 7/01/35	3,494	3,664,823

		10,502,106

Colorado — 2.0%
Colorado Health Facilities Authority, RB (FSA):
Catholic Health, Series C-3, 5.10%, 10/01/41	2,580	2,606,574
Catholic Health, Series C-7, 5.00%, 9/01/36	1,650	1,663,645

		4,270,219

Connecticut — 3.2%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	3,180	3,351,402
Series X-3, 4.85%, 7/01/37	3,270	3,403,612

		6,755,014

Georgia — 1.1%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	2,259	2,349,102

Massachusetts — 2.5%
Massachusetts School Building Authority, RB, Series A (FSA), 5.00%, 8/15/30	4,994	5,158,328

New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	1,409	1,507,854

New York — 2.8%
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	1,110	1,202,877
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	4,240	4,640,176

		5,843,053

North Carolina — 0.5%
North Carolina Capital Facilities Finance Agency, Refunding RB, Wake Forest University, 5.00%, 1/01/38	1,080	1,124,258

Ohio — 4.8%
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	9,650	9,957,739

Tennessee — 1.1%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, Saint Jude’s Children’s Research Hospital, 5.00%, 7/01/31	2,250	2,284,245

Texas — 2.3%
County of Harris, Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38	4,620	4,753,056

Virginia — 8.3%
University of Virginia, Refunding RB, 5.00%, 6/01/40	3,750	3,955,950
Virginia HDA, RB, Sub-Series H-1 (MBIA), 5.38%, 7/01/36	10,940	11,028,505
Virginia Housing Development Authority, RB, Sub-Series H-1 (MBIA), 5.35%, 7/01/31	2,370	2,394,672

		17,379,127

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

Washington — 0.9%
Central Puget Sound Regional Transportation Authority, Washington, RB, Series A (FSA), 5.00%, 11/01/32	$1,860	$1,919,016

Wisconsin — 1.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	3,960	3,889,451

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 37.1%		77,692,568

Total Long-Term Investments (Cost — $336,359,598) — 159.8%		334,417,104

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.23% (f)(g)	7,810,077	7,810,077

Total Short-Term Securities (Cost — $7,810,077) — 3.7%		7,810,077

Total Investments (Cost — $344,169,675*) — 163.5%		342,227,181
Liabilities in Excess of Other Assets — (4.1)%		(8,690,101)
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (19.4)%		(40,580,276)
Preferred Shares, at Redemption Value — (40.0)%		(83,705,855)

Net Assets Applicable to Common Shares — 100.0%		$209,250,949

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$302,809,429

Gross unrealized appreciation	$11,182,985
Gross unrealized depreciation	(12,309,509)

Net unrealized depreciation	$(1,126,524)

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	When-issued security. Unsettled when-issued security transactions were as follows:

Counterparty	Value	Unrealized Depreciation

Morgan Stanley Capital Services, Inc.	$4,823,773	$(79,054)
Merrill Lynch	$566,970	$(837)
RBC Capital	$812,538	$(4,510)
Citigroup NA	$3,404,845	$(22,872)
Goldman Sachs Bank USA	$800,771	$(3,247)
Jefferies & Co.	$1,305,940	$(21,934)
JPMorgan Chase Bank	$1,874,976	$(29,586)

(d)	Variable rate security. Rate shown is as of report date.

(e)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	31

Schedule of Investments (concluded)	BlackRock MuniHoldings Fund, Inc. (MHD)

(f)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$5,899,740	$10,028

(g)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 — Short-Term Securities	$7,810,077
Level 2 — Long-Term Investments[1]	334,417,104
Level 3	—

Total	$342,227,181

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments October 31, 2009 (Unaudited)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 1.8%
County of Jefferson, Alabama, RB, Series A, 5.00%, 1/01/24	$3,450	$2,784,530

Arizona — 5.5%
Arizona Health Facilities Authority, Arizona, RB, Catholic Healthcare West, Series A, 6.63%, 7/01/20	1,000	1,047,140
County of Pinal, Arizona, COP, 5.00%, 12/01/29	1,000	963,140
Maricopa County IDA, Arizona, RB, Arizona Charter Schools Project 1, Series A, 6.50%, 7/01/12	165	150,714
Phoenix IDA, Arizona, Refunding RB, America West Airlines Inc., AMT, 6.30%, 4/01/23	2,060	1,361,083
Pima County IDA, RB, Arizona Charter Schools Project, Series C, 6.75%, 7/01/31	955	844,917
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	2,535	2,266,797
5.00%, 12/01/37	1,385	1,178,081
Show Low Improvement District, Arizona, Special Assessment, No. 5, 6.38%, 1/01/15	755	745,630

		8,557,502

California — 19.7%
Benicia Unified School District, GO, CAB, Refunding, Series A (MBIA), 5.62%, 8/01/20 (a)	2,000	1,162,880
California Health Facilities Financing Authority, RB:
Cedars-Sinai Medical Center, 5.00%, 8/15/39	930	864,732
Saint Joseph Health System, Series A, 5.75%, 7/01/39	1,110	1,150,726
California State Public Works Board, RB, Department Corrections, Series C, 5.25%, 6/01/28	2,605	2,463,001
California Statewide Communities Development Authority, RB, John Muir Health, 5.13%, 7/01/39	1,090	1,047,392
Poway Unified School District, Special Tax, Community Facilities District No. 6, Series Area, Series A, 6.13%, 9/01/33	1,750	1,654,660
San Diego Unified School District, California, GO, CAB, Election of 2008, Series A, 6.06%, 7/01/29 (a)	2,525	813,833
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	4,770	4,841,311
San Marino Unified School District, California, GO, Series A (MBIA) (a):
5.50%, 7/01/17	1,820	1,319,737
5.55%, 7/01/18	1,945	1,302,956
5.60%, 7/01/19	2,070	1,301,119
State of California, GO, Various Purpose, 6.50%, 4/01/33	7,325	8,095,663
Tustin Unified School District, California, Special Tax, Senior Lien, Community Facilities District 97, 1, Series A (FSA), 5.00%, 9/01/32	925	923,687
University of California, RB, Limited Project, Series B, 4.75%, 5/15/38	4,095	3,898,358

		30,840,055

Colorado — 4.1%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A (b):
5.50%, 7/01/34	1,075	1,095,092
5.00%, 7/01/39	1,270	1,195,184
Elk Valley Public Improvement, RB, Public Improvement Fee, Series A, 7.10%, 9/01/14	1,100	1,123,078
Platte River Power Authority, Colorado, RB, Series HH, 5.00%, 6/01/28	1,105	1,176,825
Plaza Metropolitan District No. 1, Colorado, TAN, Sub Public Improvement Fee, Tax Increment, 8.13%, 12/01/25	860	798,622
University of Colorado, RB, Series A, 5.38%, 6/01/38	920	968,171

		6,356,972

Municipal Bonds	Par (000)	Value

District of Columbia — 1.8%
Metropolitan Washington DC Airports Authority Dulles Toll Road Revenue, RB First Senior Lien, Series A:
5.00%, 10/01/39	$255	$254,714
5.25%, 10/01/44	400	410,088
Metropolitan Washington DC Airports Authority Dulles Toll Road Revenue, RB, Series 2nd Senior Lien-B (AGC), 7.08%, 10/01/34 (a)	10,170	2,141,802

		2,806,604

Florida — 7.3%
Ballantrae Community Development District, Special Assessment, 6.00%, 5/01/35	1,595	1,446,792
City of Clearwater, Florida, RB, Series A, 5.25%, 12/01/39	870	889,166
County of Broward, Florida, RB, Series A, 5.25%, 10/01/34	545	562,604
County of Miami-Dade, Florida, RB, CAB, Sub-Series A (MBIA), 5.24%, 10/01/37 (a)	1,765	259,014
Greater Orlando Aviation Authority, Florida, RB, Special Purpose, JetBlue Airways Corp., AMT, 6.50%, 11/15/36	1,515	1,225,544
Hillsborough County IDA, RB:
H. Lee Moffitt Cancer Center Project, Series A, 5.25%, 7/01/37	2,310	2,115,036
National Gypsum, Series B, AMT, 7.13%, 4/01/30	1,380	951,607
Orange County Health Facilities Authority, RB, Hospital, Orlando Regional Healthcare, 6.00%, 12/01/12 (c)	2,400	2,741,904
Palm Coast Park Community Development District, Special Assessment, 5.70%, 5/01/37	510	296,320
Preserve at Wilderness Lake Community Development District, Special Assessment, Series A, 5.90%, 5/01/34	1,215	958,598

		11,446,585

Georgia — 2.0%
City of Atlanta, Georgia, TAN, Refunding, Atlantic Station Project (AGC):
5.00%, 12/01/23	975	1,017,783
4.75%, 12/01/24	280	286,023
Metropolitan Atlanta Rapid Transit Authority, RB, 3rd Series, 5.00%, 7/01/39	1,740	1,777,358

		3,081,164

Guam — 1.0%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	320	333,213
6.75%, 11/15/29	560	599,166
7.00%, 11/15/39	575	621,483

		1,553,862

Idaho — 1.3%
Power County Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	2,000	2,003,680

Illinois — 2.1%
City of Chicago, Illinois, Special Assessment, Lake Shore East, 6.75%, 12/01/32	1,000	902,060
Illinois Finance Authority, RB, Monarch Landing Inc. Facilities, Series A, 7.00%, 12/01/37	720	360,000
Illinois HDA, RB, Homeowner Mortgage, Sub-Series C-2, AMT, 5.25%, 8/01/22	2,000	2,028,980

		3,291,040

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	33

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Indiana — 3.4%
County of Saint Joseph, RB, Notre Dame Du Lac Project, 5.00%, 3/01/36	$1,135	$1,184,441
Indiana Finance Authority Hospital Revenue, RB, Parkview Health Systems, Refunding, Series A, 5.75%, 5/01/31	1,660	1,690,395
Indiana Finance Authority, RB:
Refunding Duke Energy, Series C, 4.95%, 10/01/40	1,520	1,449,229
Sisters of St. Francis Health, 5.25%, 11/01/39 (b)	420	407,056
Indiana Municipal Power Agency, Indiana, RB, Indiana Muni Power Agency Series B, 6.00%, 1/01/39	565	606,104

		5,337,225

Kansas — 1.2%
Kansas Development Finance Authority, RB, Adventist Health, 5.75%, 11/15/38	1,785	1,834,284

Louisiana — 1.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	2,500	2,396,050
Parish of East Baton Rouge, Louisiana, RB, Series A, 5.25%, 2/01/39	420	431,080

		2,827,130

Maryland — 0.5%
Maryland State Energy Financing Administration, IDRB, Cogeneration, AES Warrior Run, AMT, 7.40%, 9/01/19	750	750,157

Massachusetts — 4.0%
Massachusetts Development Finance Agency, RB:
Boston University, Series P, 5.45%, 5/15/59	845	857,379
Neville Community, Series A (GNMA), 5.75%, 6/20/22	600	646,686
Neville Community, Series A (GNMA), 6.00%, 6/20/44	1,500	1,574,640
Massachusetts HFA, Massachusetts, RB, Housing, Series F, AMT, 5.70%, 6/01/40	1,140	1,142,337
Massachusetts HFA, Massachusetts, RB, M/F Housing, Series A, AMT, 5.25%, 12/01/48	2,100	2,026,017

		6,247,059

Michigan — 3.7%
City of Detroit, Michigan, RB, Senior Lien, Series B (FSA), 7.50%, 7/01/33	460	568,008
Flint Hospital Building Authority, Michigan, Refunding RB, Hurley Medical Center (ACA), 6.00%, 7/01/20	1,030	947,548
Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health, 5.75%, 11/15/39 (b)	1,520	1,457,148
Michigan Strategic Fund, Refunding RB, Detroit Edison Poll, Series C, AMT (Syncora), 5.65%, 9/01/29	2,935	2,869,726

		5,842,430

Minnesota — 1.1%
City of Minneapolis, Minnesota, RB, Fairview Health Services, Series A, 6.75%, 11/15/32	1,540	1,719,826

Mississippi — 1.6%
Mississippi Business Finance Corp., RB, System Energy Resource Inc. Project, 5.88%, 4/01/22	2,000	2,002,060
Mississippi Business Finance Corp., Refunding RB, System Energy Resource Inc. Project, 5.90%, 5/01/22	500	500,515

		2,502,575

Municipal Bonds	Par (000)	Value

Missouri — 1.1%
Kansas City IDA, Missouri, RB, First Mortgage, Bishop Spencer, Series A, 6.50%, 1/01/35	$1,000	$840,270
Missouri Development Finance Board, Missouri, RB, Branson, Series A, 5.50%, 12/01/32	1,000	964,500

		1,804,770

New Hampshire — 1.0%
New Hampshire Health & Education Facilities Authority Revenue, RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	1,530	1,595,209

New Jersey — 6.5%
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/29	4,050	3,897,720
Cigarette Tax, 5.50%, 6/15/31	1,890	1,746,114
Continental Airlines Inc. Project, AMT, 6.63%, 9/15/12	2,000	1,959,020
New Jersey State Turnpike Authority, RB, Series C (FSA), 5.00%, 1/01/30	2,500	2,584,875

		10,187,729

New York — 6.6%
Dutchess County Industrial Development Agency, New York, Refunding RB, Saint Francis Hospital, Series A, 7.50%, 3/01/29	885	860,291
Long Island Power Authority, RB, Series A, 5.75%, 4/01/39	1,050	1,125,484
Metropolitan Transportation Authority, RB, Series B, 5.00%, 11/15/34	1,270	1,303,261
New York City Industrial Development Agency, RB:
Continental Airlines Inc., AMT, 8.00%, 11/01/12	525	444,780
Continental Airlines Inc., AMT, 8.38%, 11/01/16	525	387,125
Series C, 6.80%, 6/01/28	415	431,691
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	3,300	3,426,654
Tobacco Settlement Financing Corp., New York, RB:
Asset-Backed, Series A-1, 5.50%, 6/01/15	1,100	1,116,566
Series B-1C, 5.50%, 6/01/22	1,100	1,153,636

		10,249,488

North Carolina — 2.7%
North Carolina Eastern Municipal Power Agency, North Carolina, RB:
Series B, 5.00%, 1/01/26	1,115	1,135,449
Series D, 6.75%, 1/01/10 (c)	2,000	2,041,640
North Carolina Medical Care Commission, RB, Duke University Health System, Series A (b):
5.00%, 6/01/39	315	311,626
5.00%, 6/01/42	705	691,626

		4,180,341

Ohio — 1.6%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior, Turbo, Series A-2, 6.50%, 6/01/47	1,565	1,260,733
County of Montgomery, Ohio, Refunding RB, Catholic Healthcare, Series A, 5.00%, 5/01/39 (b)	1,270	1,200,823

		2,461,556

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania — 7.9%
Montgomery County Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital, Series A, 5.13%, 6/01/33 (b)	$590	$576,164
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40 (b)	950	943,455
National Gypsum Co., Series A, AMT, 6.25%, 11/01/27	2,750	1,741,300
Pennsylvania, American Water Co. Project, 6.20%, 4/01/39	1,830	1,950,798
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/39	3,455	3,437,345
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	540	501,622
Sayre Health Care Facilities Authority, RB, Guthrie Health Issue, Series B, 7.13%, 12/01/11 (c)	2,630	3,162,917

		12,313,601

Puerto Rico — 2.7%
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, RB, Special Facilities, American Airlines, Series A, 6.45%, 12/01/25	1,550	1,157,865
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	2,790	3,017,385

		4,175,250

South Dakota — 0.8%
South Dakota Health & Educational Facilities Authority, South Dakota, RB, Sanford Health, 5.00%, 11/01/40	1,350	1,290,654

Tennessee — 2.2%
Hardeman County Correctional Facilities Corp., Tennessee, RB, Series B, 7.38%, 8/01/17	2,200	2,050,510
Shelby County Health Educational & Housing Facilities Board, RB, Methodist Healthcare, 6.50%, 9/01/12 (c)	1,280	1,468,698

		3,519,208

Texas — 10.0%
Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, AMT, 5.75%, 5/01/36	1,930	1,738,254
Brazos River Harbor Navigation District, RB, Dow Chemical Co. Project, Series A-7, AMT, 6.63%, 5/15/33	2,500	2,513,175
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	1,380	1,542,426
Houston, Texas, Airport Systems Revenue, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	775	803,861
La Vernia Higher Education Finance Corp., RB, KIPP Inc., 6.38%, 8/15/44 (b)	590	584,631
Matagorda County Hospital District, RB, FHA, 5.00%, 2/15/35	3,265	3,182,428
North Texas Tollway Authority, Refunding RB, Second Tier, Series F, 6.13%, 1/01/31	3,020	3,136,512
SA Energy Acquisition Public Facility Corp., RB, Gas Supply Revenue:
5.50%, 8/01/23	1,130	1,151,775
5.50%, 8/01/24	1,035	1,045,340

		15,698,402

U.S. Virgin Islands — 1.7%
United States Virgin Islands, RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	2,680	2,719,423

Municipal Bonds	Par (000)	Value

Utah — 0.9%
City of Riverton, Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41 (b)	$1,400	$1,356,572

Vermont — 0.6%
Vermont Educational & Health Buildings Financing Agency, RB, Developmental & Mental Health, Series A, 6.50%, 6/15/32	1,000	919,170

Virginia — 2.3%
Chesterfield County IDA, RB, Virginia Electric & Power, Series A, 5.88%, 6/01/17	425	438,158
Virginia HDA, RB, Series D, AMT, 6.00%, 4/01/24	3,200	3,226,592

		3,664,750

Washington — 0.5%
Seattle Housing Authority, Washington, RB, Housing, Replacement Housing Projects, 6.13%, 12/01/32	945	839,132

Wisconsin — 4.3%
State of Wisconsin, RB, Series A, 6.00%, 5/01/36	3,620	3,974,434
Wisconsin Health & Educational Facilities Authority, RB, SynergyHealth Inc., 6.00%, 11/15/32	1,360	1,390,913
Wisconsin Housing & EDA, Refunding RB, Series C, AMT, 4.88%, 3/01/36 (b)	1,455	1,336,738

		6,702,085

Total Municipal Bonds — 117.3%		183,460,020

Municipal Bonds Transferred to Tender Option Bond Trusts (d)

California — 6.9%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F1, 5.63%, 4/01/44 (e)	1,640	1,766,506
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39 (e)	1,335	1,406,836
Los Angeles Community College District, California, GO, Election 2001, Series A (FSA), 5.00%, 8/01/32 (e)	1,170	1,200,911
San Diego Community College District, California, GO, Election of 2002, 5.25%, 8/01/33 (e)	553	580,975
Sequoia Union High School District, California, GO, Refunding, Election Series B (FSA), 5.50%, 7/01/35	5,519	5,788,219

		10,743,447

Colorado — 2.0%
Colorado Health Facilities Authority, RB, Catholic Health, (FSA):
Series C3, 5.10%, 10/01/41	1,870	1,889,261
Series C7, 5.00%, 9/01/36	1,200	1,209,924

		3,099,185

Connecticut — 3.1%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T1, 4.70%, 7/01/29	2,300	2,423,970
Series X3, 4.85%, 7/01/37	2,370	2,466,838

		4,890,808

Georgia — 1.1%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38 (e)	1,649	1,715,052

Massachusetts — 2.0%
Massachusetts School Building Authority, RB, Series A (FSA), 5.00%, 8/15/30	3,000	3,098,095

New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	1,019	1,090,788

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	35

Schedule of Investments (concluded)	BlackRock MuniHoldings Fund II, Inc. (MUH)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

New York — 2.8%
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40 (e)	$810	$877,775
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	3,200	3,502,019

		4,379,794

North Carolina — 0.5%
North Carolina Capital Facilities Finance Agency, Refunding RB, Wake Forest University, 5.00%, 1/01/38 (e)	800	832,784

Ohio — 4.6%
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39 (e)	6,980	7,202,592

Tennessee — 1.6%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, Saint Jude’s Children’s Research Hospital, 5.00%, 7/01/31	2,500	2,538,050

Texas — 2.2%
County of Harris, Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38 (e)	3,360	3,456,768

Virginia — 8.0%
University of Virginia, Refunding RB, 5.00%, 6/01/40 (e)	2,730	2,879,932
Virginia HDA, RB, Sub-Series H-1 (MBIA):
5.35%, 7/01/31	1,725	1,742,957
5.38%, 7/01/36 (e)	7,900	7,963,911

		12,586,800

Washington — 0.9%
Central Puget Sound Regional Transportation Authority, Washington, RB, Series A (FSA), 5.00%, 11/01/32	1,365	1,408,309

Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39 (e)	2,860	2,809,048

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 38.2%		59,851,520

Total Long-Term Investments (Cost — $242,901,316) — 155.5%		243,311,540

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.23% (f)(g)	7,912,795	7,912,795

Total Short-Term Securities (Cost — $7,912,795) — 5.1%		7,912,795

Total Investments (Cost — $250,814,111*) — 160.6%		251,224,335
Liabilities in Excess of Other Assets — (5.3)%		(8,201,960)
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (20.1)%		(31,509,694)
Preferred Shares, at Redemption Value — (35.2)%		(55,053,855)

Net Assets Applicable to Common Shares — 100.0%		$156,458,826

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$218,736,473

Gross unrealized appreciation	$8,761,596
Gross unrealized depreciation	(7,754,113)

Net unrealized appreciation	$1,007,483

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	When-issued security. Unsettled when-issued security transactions were as follows:

Counterparty	Value	Unrealized Depreciation

CitiGroup Global Markets	$2,460,400	$(16,527)
Goldman Sachs	$576,165	$(2,336)
Jeffries & Co.	$943,455	$(15,846)
JPMorgan Chase Bank NA	$2,693,310	$(13,840)
Merrill Lynch & Co.	$407,056	$(601)
Morgan Stanley Capital Services, Inc.	$3,491,100	$(57,211)
RBC Capital	$584,631	$(3,245)

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)

Securities represent bonds transferred to a tender option bond trust established in exchange for which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$7,799,969	$7,305

(g)	Represents current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 — Short-Term Securities	$7,912,795
Level 2 — Long-Term Investments[1]	243,311,540
Level 3	—

Total	$251,224,335

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments October 31, 2009 (Unaudited)	BlackRock MuniHoldings Insured Fund, Inc. (MUS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 2.6%
Birmingham, Alabama, Special Care Facilities Financing Authority, RB, Health Care Facilities, Children’s Hospital (AGC), 6.00%, 6/01/39	$2,330	$2,472,083
County of Jefferson, Alabama, RB, Series A, 5.50%, 1/01/22	2,170	1,806,742

		4,278,825

Arkansas — 3.7%
Arkansas Development Finance Authority, Refunding RB, Mortgage Loan, Series C (FHA), 5.35%, 12/01/35	6,220	6,263,602

California — 15.1%
California State Public Works Board, RB, Department General Services, Capitol East End, Series A (AMBAC), 5.00%, 12/01/27	2,000	1,855,940
Central Unified School District, GO, Election of 2008, Series A (AGC), 5.63%, 8/01/33	1,325	1,423,116
City of Vista California, COP, Community Projects (MBIA), 5.00%, 5/01/37	3,600	3,327,156
County of Sacramento, California, RB, Senior, Series A (AGC), 5.50%, 7/01/41	2,100	2,202,039
East Side Union High School District-Santa Clara County, California, GO, 2002 Election Series B (MBIA), 5.00%, 8/01/27	1,800	1,808,424
Modesto Schools Infrastructure Financing Agency, Special Tax (AMBAC), 5.50%, 9/01/36	2,565	2,267,588
Oceanside Unified School District, California, GO, Series A (AGC), 5.25%, 8/01/33	1,825	1,858,178
San Pablo Joint Powers Financing Authority, California, TAN, CAB (MBIA) (a):
5.66%, 12/01/24	2,635	1,120,534
5.66%, 12/01/25	2,355	935,853
5.66%, 12/01/26	2,355	874,906
Santa Ana Unified School District, GO (MBIA), 5.00%, 8/01/32	4,265	4,162,768
West Contra Costa Unified School District, California, GO, Election of 2000, Series C (MBIA), 5.00%, 8/01/21	3,480	3,532,339

		25,368,841

Colorado — 1.2%
Colorado Health Facilities Authority, RB, Hospital, NCMC Inc. Project, Series B (FSA), 6.00%, 5/15/26	1,900	2,083,521

District of Columbia — 0.2%
District of Columbia, RB, Deed Tax, Housing Prod Trust Fund, Series A (MBIA), 5.00%, 6/01/32	400	392,548

Florida — 14.4%
City of Orlando, Florida, RB, Senior, 6th Cent Contract Payments, Series A (AGC), 5.25%, 11/01/38	2,000	2,007,780
County of Miami-Dade, Florida, RB, CAB, Sub-Series A (MBIA), 5.24%, 10/01/37 (a)	2,225	326,519
County of Miami-Dade, Florida, RB, Miami International Airport, Series A, AMT (FSA), 5.50%, 10/01/41	3,900	3,916,458
County of Pasco, Florida, RB, Half-Cent (AMBAC), 5.13%, 12/01/28	3,850	3,615,574
Jacksonville Health Facilities Authority, RB, Baptist Medical Center (FSA), 5.00%, 8/15/37	4,515	4,382,710
Jacksonville Port Authority, RB, AMT (AGC), 6.00%, 11/01/38	2,215	2,250,152
Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	7,395	7,698,491

		24,197,684

Municipal Bonds	Par (000)	Value

Georgia — 4.0%
City of Augusta, Georgia, RB (FSA), 5.25%, 10/01/39	$3,495	$3,604,708
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, Third Indenture, Series B (FSA), 5.00%, 7/01/34	2,940	3,051,661

		6,656,369

Illinois — 11.6%
Chicago Board of Education, Illinois, GO, Chicago School Reform Board, Series A (MBIA), 5.50%, 12/01/26	1,200	1,313,328
Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	2,000	2,269,520
City of Chicago, Illinois, RB, Series A (FSA), 5.00%, 1/01/33	8,000	8,047,440
City of Chicago, Illinois, Refunding RB (MBIA):
General Airport Third Lien, Series A, AMT, 5.75%, 1/01/19	1,875	1,912,687
Second Lien, 5.50%, 1/01/30	1,310	1,413,398
Lake Cook-Dane & McHenry Counties Community Unit School District 220, Illinois, GO (MBIA), 5.75%, 12/01/19	45	46,897
State of Illinois, GO, First Series (MBIA), 6.00%, 1/01/18	4,500	4,536,405

		19,539,675

Indiana — 4.4%
Indiana Municipal Power Agency, Indiana, RB, Series A (MBIA), 5.00%, 1/01/42	6,000	5,923,920
Indianapolis Local Public Improvement Bond Bank, RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	1,430	1,529,714

		7,453,634

Iowa — 1.1%
Iowa Finance Authority, RB, Iowa Health System (AGC), 5.25%, 2/15/29	1,770	1,799,789

Kentucky — 1.1%
Kentucky Economic Development Finance Authority, Kentucky, RB, Louisville Arena, Sub-Series A-1 (AGC), 6.00%, 12/01/38	650	688,844
Kentucky State Property & Buildings Commission, Kentucky, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	1,000	1,073,400

		1,762,244

Louisiana — 1.4%
Louisiana State Citizens Property Insurance Corp., RB, Series C-3 (AGC), 6.13%, 6/01/25	2,055	2,284,215

Massachusetts — 1.7%
Massachusetts HFA, Massachusetts, RB, AMT:
Housing Development, Series A, (MBIA), 5.15%, 6/01/11	315	316,925
Rental, Mortgage, Series C (FSA), 5.50%, 7/01/32	2,440	2,456,031

		2,772,956

Michigan — 15.1%
City of Detroit, Michigan, RB:
Second Lien Series B (MBIA), 5.50%, 7/01/29	2,410	2,417,784
Second Lien Series E (FGIC), 5.75%, 7/01/31	3,240	3,482,125
Senior Lien, Series B (FSA), 7.50%, 7/01/33	700	864,360
City of Detroit, Michigan, Refunding RB:
Second Lien, Series C (FGIC), 5.75%, 7/01/27	1,580	1,714,474
Senior Lien, Series C-1 (FSA), 7.00%, 7/01/27	4,810	5,866,613
Senior Lien, Series C-2 (FGIC), 5.25%, 7/01/29	1,910	1,988,100
Michigan State Building Authority Revenue, RB, Facilities Program, Refunding, Series I (AGC):
5.25%, 10/15/24	875	923,160
5.25%, 10/15/25	455	476,999

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	37

Schedule of Investments (continued)	BlackRock MuniHoldings Insured Fund, Inc. (MUS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan (concluded)
Michigan Strategic Fund, Refunding RB (Syncora), AMT:
Detroit Edison Co. Project, Series A, 5.50%, 6/01/30	$2,000	$1,873,600
Detroit Edison Poll, Series B, 5.65%, 9/01/29	1,500	1,466,640
Detroit Edison Poll, Series C, 5.65%, 9/01/29	2,050	2,004,408
Royal Oak Hospital Finance Authority, Michigan, RB, William Beaumont Hospital, 8.25%, 9/01/39	1,910	2,218,255

		25,296,518

Minnesota — 3.4%
City of Minneapolis, Minnesota, RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,325	1,491,725
Sauk Rapids ISD No. 47, Minnesota, GO, Series A (MBIA), 5.65%, 2/01/19	4,015	4,233,978

		5,725,703

Missouri — 5.5%
Cape Girardeau School District No. 63, Missouri, GO, Missouri Direct Deposit Program (FGIC), 5.50%, 3/01/18	2,000	2,030,000
Mehlville School District No. R-9, Missouri, COP, Series A (FSA):
5.50%, 3/01/11 (b)	5,510	5,872,062
5.50%, 3/01/14	360	379,390
5.50%, 3/01/15	405	426,813
5.50%, 3/01/16	215	226,580
5.50%, 3/01/17	280	295,081

		9,229,926

Nevada — 1.6%
County of Clark, Nevada, RB, AMT (AMBAC):
Jet Aviation Fuel Tax, Series C, 5.38%, 7/01/20	1,000	958,780
Las Vegas, McCarran, Series A-1, 5.00%, 7/01/23	1,750	1,746,448

		2,705,228

New Jersey — 9.1%
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (MBIA), 5.25%, 7/01/33	6,700	6,760,166
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	2,100	2,168,187
New Jersey State Housing & Mortgage Finance Agency, RB, Single Family Housing, Series CC, 5.25%, 10/01/29 (c)	2,400	2,468,136
New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System, Series A (AGC), 5.63%, 12/15/28	3,500	3,919,720

		15,316,209

New York — 6.1%
City of New York, New York, GO, Series E (FSA), 5.00%, 11/01/17	4,000	4,301,680
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,400	1,453,732
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	4,095	4,481,118

		10,236,530

Oregon — 0.9%
City of Portland, Oregon, TAN, Oregon Convention Center, Series A (AMBAC), 5.75%, 6/15/15	1,400	1,448,538

Puerto Rico — 1.4%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	2,115	2,281,197

Municipal Bonds	Par (000)	Value

Rhode Island — 3.1%
Providence Redevelopment Agency, Rhode Island, RB, Public Safety & Municipal Buildings, Series A (AMBAC), 5.75%, 4/01/10 (b)	$5,000	$5,156,250

Texas — 17.8%
City of Dallas, Texas, Refunding RB & Improvement (AGC), 5.25%, 8/15/38	1,250	1,275,813
City of Houston, Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	4,000	4,547,040
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	600	670,620
Lower Colorado River Authority, Refunding RB (AGC), 5.50%, 5/15/36	2,610	2,722,100
Lubbock Copper Texas Independent School District, GO, School Building (AGC), 5.75%, 2/15/42	775	820,609
North Texas Tollway Authority, Refunding RB, System, First Tier (MBIA):
5.75%, 1/01/40	6,710	6,770,323
Series A, 5.63%, 1/01/33	6,585	6,716,107
Series B, 5.75%, 1/01/40	6,275	6,331,412

		29,854,024

Utah — 1.4%
City of Riverton, Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41 (c)	2,485	2,407,915

Virginia — 1.0%
Virginia Public School Authority, Virginia, RB, School Financing, 6.50%, 12/01/35	1,500	1,724,055

Washington — 2.5%
Chelan County Public Utility District No. 1, RB, Chelan Hydro System, Series A, AMT (AMBAC), 5.45%, 7/01/37	2,310	2,217,484
Snohomish County Public Utility District No. 1, Washington, RB (FSA), 5.50%, 12/01/22	1,810	1,946,257

		4,163,741

Total Municipal Bonds — 131.4%		220,399,737

Municipal Bonds Transferred to Tender Option Bond Trusts (d)

California — 2.7%
City of San Jose, California, GO, Libraries, Parks, Public Safety Project (MBIA), 5.00%, 9/01/30	1,259	1,283,911
Sequoia Union High School District, California, GO, Refunding, Election Series B (FSA), 5.50%, 7/01/35	3,149	3,303,060

		4,586,971

Colorado — 3.4%
Colorado Health Facilities Authority, RB, Catholic Health, Series C3 (FSA), 5.10%, 10/01/41	5,610	5,667,783

District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35 (e)	1,040	1,162,609

Florida — 8.8%
City of Saint Petersburg, Florida, Refunding RB (MBIA), 5.00%, 10/01/35	4,302	4,180,129
County of Miami-Dade, Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/38 (e)	7,500	8,215,125
Lee County HFA, RB, Multi-County Program, Series A-2, AMT (GNMA), 6.00%, 9/01/40	2,145	2,301,242

		14,696,496

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (concluded)	BlackRock MuniHoldings Insured Fund, Inc. (MUS)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

Georgia — 2.5%
City of Augusta, Georgia, RB (FSA), 5.25%, 10/01/34	$4,000	$4,139,840

Illinois — 1.6%
City of Chicago, Illinois, Refunding RB, Second Lien (FSA), 5.25%, 11/01/33	2,509	2,626,463

Kentucky — 0.9%
Kentucky State Property & Buildings Commission, Kentucky, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27 (e)	1,407	1,506,635

Massachusetts — 6.9%
Massachusetts Bay Transportation Authority, Refunding RB, Senior, Series A, 5.00%, 7/01/35	3,375	3,382,054
Massachusetts School Building Authority, RB, Series A (FSA), 5.00%, 8/15/30	8,008	8,271,914

		11,653,968

Nevada — 5.7%
Clark County Water Reclamation District, GO (e):
Limited Tax, 6.00%, 7/01/38	5,000	5,487,950
Series B, 5.50%, 7/01/29	3,749	4,073,679

		9,561,629

Virginia — 0.9%
Virginia Housing Development Authority, RB, Sub-Series H-1 (MBIA), 5.35%, 7/01/31	1,500	1,515,615

Washington — 2.5%
City of Bellevue, Washington, GO, Refunding (MBIA), 5.50%, 12/01/39	4,002	4,241,318

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 36.6%		61,359,327

Total Long-Term Investments (Cost $277,645,116) — 168.0%		281,759,064

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.23% (f)(g)	8,022,503	8,022,503

Total Short-Term Securities (Cost — $8,022,503) — 4.7%		8,022,503

Total Investments (Cost — $285,667,619*) — 172.7%		289,781,567
Liabilities in Excess of Other Assets — (0.9)%		(1,572,020)
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (19.9)%		(33,409,681)
Preferred Shares, at Redemption Value — (51.9)%		(87,004,520)

Net Assets Applicable to Common Shares — 100.0%		$167,795,346

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$251,898,376

Gross unrealized appreciation	$10,633,424
Gross unrealized depreciation	(6,125,274)

Net unrealized appreciation	$4,508,150

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	When-issued security. Unsettled when-issued security transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

JPMorgan Chase Bank NA	$2,407,915	$(37,996)
Merrill Lynch & Co.	$2,468,136	$1,272

(d)

Securities represent underlying bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$(7,304,200)	$21,985

(g)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 — Short-Term Securities	$8,022,503
Level 2 — Long-Term Investments[1]	281,759,064
Level 3	—

Total	$289,781,567

[1] See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	39

Schedule of Investments October 31, 2009 (Unaudited)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 3.2%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/34	$4,615	$4,915,806
County of Jefferson Alabama, RB, Series A:
5.50%, 1/01/21	5,500	4,580,840
5.25%, 1/01/23	6,500	5,409,560
Tuscaloosa Special Care Facilities Financing Authority, RB, Capstone Village, Series A, 5.63%, 8/01/25 (a)(b)	6,600	2,640,000

		17,546,206

Arizona — 4.4%
City of Tucson, Arizona, COP (AGC):
4.00%, 7/01/20	1,745	1,756,761
4.25%, 7/01/21	1,870	1,903,342
4.25%, 7/01/22	1,895	1,912,889
4.50%, 7/01/24	2,120	2,141,433
City of Tucson, Arizona, COP, Refunding (AGC), 4.00%, 7/01/20	2,325	2,340,671
Maricopa County IDA, Arizona, RB, Arizona Charter Schools Project 1, Series A, 6.63%, 7/01/20	2,820	2,144,356
Pima County IDA, RB:
Arizona Charter Schools Project, Series C, 6.70%, 7/01/21	975	903,776
Charter Schools, Series K, 6.38%, 7/01/13 (c)	820	958,022
Charter Schools, Series K, 6.38%, 7/01/31	930	785,106
Pima County IDA, Refunding RB, Tucson Electric Power Co., San Juan, Series A, 4.95%, 10/01/20	1,325	1,327,836
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/25	4,000	4,293,520
Vistancia Community Facilities District, Arizona, GO, 5.00%, 7/15/14	3,135	3,182,025

		23,649,737

California — 16.2%
Antelope Valley Healthcare District, California, RB, Series A, 5.25%, 9/01/17	8,000	7,754,240
California Housing Finance Agency, RB, Home Mortgage, Series M, AMT, 4.55%, 8/01/21	3,500	3,220,385
California Pollution Control Financing Authority, RB, AMT:
Republic Services Inc. Project, Series B, 5.25%, 6/01/23	605	605,363
Waste Management Inc. Project, Series A-2, 5.40%, 4/01/25	1,240	1,227,154
California Pollution Control Financing Authority, Refunding RB, Pacific Gas & Electric, Series A, AMT (MBIA), 5.35%, 12/01/16	17,730	18,259,240
California State Department of Water Resources, RB, Series A, 5.38%, 5/01/12 (c)	5,000	5,586,400
California State Public Works Board, RB, Department Corrections, Series C, 5.50%, 6/01/20	10,000	10,122,600
California Statewide Communities Development Authority, RB, Health Facilities, Memorial Health Services, Series A, 6.00%, 10/01/23	2,500	2,591,075
City of Sacramento, California, Special Tax, North Natomas Community Facilities, Series 4-C:
5.60%, 9/01/20	585	539,651
5.75%, 9/01/22	1,715	1,567,733
5.90%, 9/01/23	500	458,745
6.00%, 9/01/28	2,990	2,699,611
Golden State Tobacco Securitization Corp., California, RB, Asset Backed, Senior, Series A-1, 5.00%, 6/01/15	5,000	5,060,500
Los Angeles Regional Airports Improvement Corp., California, Refunding RB, Facilities, LAXFUEL Corp., LA International Airport, AMT (AMBAC), 5.50%, 1/01/32	1,435	1,391,993
Rowland Unified School District, California, GO, 2000 Election, Series B (FSA), 5.25%, 8/01/27	1,515	1,566,934

Municipal Bonds	Par (000)	Value

California (concluded)
State of California, GO:
5.50%, 4/01/28	$15	$15,270
Election of 2006, 5.50%, 4/01/14 (c)	14,795	17,151,252
(MBIA), 5.25%, 2/01/27	5,000	5,014,400
Tustin Unified School District, California, Special Tax, Senior Lien, Community Facilities District 97, 1, Series A (FSA), 5.00%, 9/01/32	2,610	2,606,294

		87,438,840

Colorado — 2.1%
Elk Valley Public Improvement, RB, Public Improvement Fee, Series A, 7.10%, 9/01/14	700	714,686
Montrose Memorial Hospital, RB, 6.38%, 12/01/23	2,250	2,265,030
Plaza Metropolitan District No. 1, Colorado, TAN, Public Improvement Fee, Tax Increment, 7.50%, 12/01/15	7,500	7,303,725
Southlands Metropolitan District No. 1, GO, 6.75%, 12/01/14 (c)	930	1,079,274

		11,362,715

Connecticut — 0.2%
Connecticut State Development Authority, RB, Learjet Inc. Project, AMT, 7.95%, 4/01/26	1,160	1,228,208

Florida — 5.4%
County of Miami-Dade, Florida, RB, Miami International Airport, AMT (MBIA), 5.75%, 10/01/19	5,500	5,679,795
County of Miami-Dade, Florida, Refunding RB, Series C, 5.00%, 10/01/23	8,000	8,557,760
Harbor Bay Community Development District, Florida, Special Assessment, 6.75%, 5/01/34	2,820	1,930,995
Highlands County Health Facilities Authority, RB, Adventist Health, Series G, 5.13%, 11/15/16 (c)	35	40,368
Midtown Miami Community Development District, Special Assessment:
Series A, 6.00%, 5/01/24	3,330	2,786,944
Series B, 6.50%, 5/01/37	1,950	1,622,926
Panther Trace II Community Development District, Special Assessment Bonds, 5.13%, 11/01/13	2,135	1,437,688
Portofino Shores Community Development District, Special Assessment, Series A, 6.40%, 5/01/34	1,085	1,004,460
South Lake County Hospital District, RB, South Lake Hospital Inc, 6.63%, 10/01/23	2,390	2,453,885
Sterling Hill Community Development District, Special Assessment, Series B, 5.50%, 11/01/10	165	151,937
University of Florida Research Foundation Inc., RB (AMBAC), 5.13%, 9/01/33	4,000	3,494,840

		29,161,598

Georgia — 0.8%
Fulton County Development Authority, Refunding RB, Robert Woodruff, Series B, 5.25%, 3/15/24	4,000	4,165,040

Guam — 0.8%
Territory of Guam, Series A:
GO, 6.00%, 11/15/19	1,530	1,593,174
RB, Section 30, 5.38%, 12/01/24	2,620	2,633,048

		4,226,222

Idaho — 0.8%
City of Boise City, Idaho, COP, AMT (MBIA), 5.50%, 9/01/25	4,000	4,000,320
Idaho Housing & Finance Association, RB, S/F Mortgage, Series F-2 (FHA), AMT, 5.85%, 7/01/15	240	247,834

		4,248,154

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois — 6.9%
City of Chicago, Illinois, RB, General, Airport 3rd Lien, Series B-2, AMT:
(FSA), 5.75%, 1/01/23	$8,130	$8,350,160
(Syncora), 6.00%, 1/01/29	2,510	2,570,039
City of Chicago, Illinois, Refunding RB, General, Series Airport, 3rd Lien, Series A-2, AMT (FSA), 5.75%, 1/01/19	2,550	2,649,144
Du Page & Will Counties Community School District No. 204 Indian, GO, School Building, Series A (MBIA), 5.25%, 12/30/22	8,650	9,399,003
Illinois Finance Authority, RB, Community Rehabilitation Providers Facilities, Series A, 6.63%, 7/01/32	6,930	6,938,801
Village of Hodgkins, Illinois, RB, MBM Project, AMT, 5.90%, 11/01/17	6,000	6,002,460
Village of Wheeling, Illinois, TAN, North Milwaukee, Lake-Cook TIF Project, 6.00%, 1/01/25	1,580	1,381,473

		37,291,080

Indiana — 0.4%
County of Jasper, Indiana, Refunding RB, Northern, Series C (MBIA), 5.85%, 4/01/19	2,000	2,154,400

Kansas — 0.9%
City of Dodge City, Kansas, RB (AGC), 4.00%, 6/01/24	2,245	2,196,822
Kansas Development Finance Authority, RB:
Adventist Health, 5.00%, 11/15/23	1,500	1,518,870
Adventist Sunbelt, Series D, 5.00%, 11/15/24	1,000	1,006,560

		4,722,252

Kentucky — 1.6%
Kentucky State Property & Buildings Commission, Kentucky, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/24	8,000	8,655,840

Louisiana — 3.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Facilities Corporation Project, Series B (AGC), 4.25%, 10/01/28	1,300	1,213,251
Louisiana Public Facilities Authority, RB (MBIA):
Nineteenth Judicial District Court, 5.50%, 6/01/41	2,000	2,040,000
University New Orleans Research and Technology, 5.25%, 3/01/26	6,965	7,080,410
New Orleans Aviation Board, Louisiana, Refunding RB, Restructuring Garbs, Series A-2 (AGC), 6.00%, 1/01/23	850	949,612
Port Lake Charles, Louisiana, Refunding RB, Continental Grain Co. Project, 6.50%, 1/01/17	5,000	4,904,600

		16,187,873

Maine — 0.3%
Portland Housing Development Corp., RB, Senior Living, Series A, 6.00%, 2/01/34	1,965	1,762,133

Maryland — 0.1%
Maryland Industrial Development Financing Authority, RB, Our Lady of Good Counsel School, Series A, 6.00%, 5/01/35	500	437,720

Massachusetts — 1.5%
Massachusetts Bay Transportation Authority, RB, Senior, Series A, 5.00%, 7/01/12 (c)	4,560	5,039,210
Massachusetts Development Finance Agency, RB, Ogden Haverhill Project, Series B, AMT:
5.35%, 12/01/15	1,210	1,111,216
5.50%, 12/01/19	2,000	1,776,120

		7,926,546

Municipal Bonds	Par (000)	Value

Michigan — 3.9%
City of Detroit, MI, Refunding RB, Second Lien, Series C (BHAC), 5.75%, 7/01/26	$4,235	$4,598,575
Michigan State Hospital Finance Authority, Michigan, RB, Hospital, Oakwood Obligation Group, Series A, 6.00%, 4/01/22	4,795	4,852,204
Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health, 5.25%, 11/15/24 (d)	4,400	4,244,680
Wayne County Airport Authority, RB, Detroit Metropolitan Wayne County Airport, AMT (AGC), 4.75%, 12/01/18	7,665	7,592,796

		21,288,255

Minnesota — 1.0%
Minneapolis & Saint Paul Housing & Redevelopment Authority, RB, Healthpartners Obligation Group Project:
6.00%, 12/01/19	1,000	1,022,780
6.00%, 12/01/21	2,545	2,589,919
Minnesota State Municipal Power Agency, RB, Series A, 5.25%, 10/01/24	2,000	2,068,140

		5,680,839

Mississippi — 2.7%
Mississippi Business Finance Corp., RB, System Energy Resource Inc. Project, 5.88%, 4/01/22	5,000	5,005,150
Mississippi Business Finance Corp., Refunding RB, System Energy Resource Inc. Project, 5.90%, 5/01/22	2,910	2,912,997
Mississippi Hospital Equipment & Facilities Authority, RB, Baptist Memorial Healthcare, Series B2, 4.50%, 9/01/23 (d)	6,750	6,428,362

		14,346,509

Nevada — 1.2%
Clark County Improvement District, Nevada, Special Assessment, Special Improvement District No. 142, Local Improvement, 6.38%, 8/01/23	2,155	2,029,751
County of Humboldt, Nevada, Refunding RB, Idaho Power Company Project, 5.15%, 12/01/24	4,300	4,399,416

		6,429,167

New Jersey — 12.8%
Garden State Preservation Trust, RB, 2005 Series A (FSA):
5.80%, 11/01/21	3,635	4,204,968
5.80%, 11/01/23	5,050	5,840,678
New Jersey EDA, RB, Cigarette Tax, 5.75%, 6/15/29	9,810	9,441,144
New Jersey EDA, RB, Continental Airlines Inc. Project, AMT, 6.63%, 9/15/12	5,540	5,426,485
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (MBIA), 5.25%, 7/01/33	17,900	18,060,742
New Jersey EDA, RB, Series B, New Jersey, American Water, AMT (AMBAC), 5.13%, 4/01/22	5,000	4,956,750
New Jersey EDA, Refunding RB, School Facilities Construction, Series AA, 4.25%, 12/15/24	5,000	4,972,200
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series X, AMT, 5.10%, 10/01/23	4,500	4,581,945
New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System (AMBAC):
CAB, Series C, 5.70%, 12/15/25 (e)	9,450	3,755,713
Series D, 5.00%, 6/15/18	4,215	4,493,232
South Jersey Port Corp., RB, Marine Terminal, Series O-1 (AGC), 4.63%, 1/01/23	1,375	1,425,380
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC):
5.50%, 12/01/23	1,000	1,011,240
5.50%, 12/01/27	1,000	1,003,600

		69,174,077

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	41

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Mexico — 1.9%
New Mexico Finance Authority, RB, Senior Lien, Series A (MBIA), 5.13%, 6/15/18	$9,520	$10,506,177

New York — 27.1%
City of New York, New York, GO:
Series D1, 5.13%, 12/01/26	4,615	4,853,226
Sub-Series I-1, 5.50%, 4/01/21	5,000	5,562,900
Dutchess County Industrial Development Agency, New York, RB, Saint Francis Hospital, Series B, 7.25%, 3/01/19	965	966,071
Long Island Power Authority, RB, Series A, 5.50%, 4/01/24	1,475	1,590,699
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/25	1,980	2,043,974
Series B, 5.25%, 11/15/25	4,000	4,317,320
New York City Industrial Development Agency, RB, Continental Airlines Inc., AMT, 8.38%, 11/01/16	3,500	2,580,830
New York City Industrial Development Agency, RB, Special Needs Facilities Pooled Program, C-1, 6.80%, 7/01/19	2,055	2,002,330
New York City Industrial Development Agency, Refunding RB, NY Stock Exchange Project, Series A, 4.25%, 5/01/24	2,740	2,670,459
New York City Transitional Finance Authority, RB:
Fiscal 2007, Series S-1 (MBIA), 5.00%, 7/15/24	500	523,325
Fiscal 2009, Series S-3, 5.00%, 1/15/23	3,560	3,786,345
New York State Dormitory Authority, RB:
Mental Health Services Facilities Improvement, Series A (FSA), 5.00%, 2/15/22	4,000	4,204,120
Mount Sinai Health, Series A, 6.63%, 7/01/19	1,330	1,362,479
Mount Sinai Medical School, Series A (MBIA), 5.15%, 7/01/24	1,000	1,031,120
Municipal Health Facilities, Lease, Sub-Series 2-4, 5.00%, 1/15/27	6,900	7,172,550
North Shore L I Jewish Group, 5.00%, 5/01/12	1,000	1,075,600
North Shore L I Jewish, Series E, 5.00%, 5/01/22	650	664,807
North Shore L I Jewish, Series E, 5.00%, 5/01/23	2,160	2,190,996
North Shore, Series A, 5.50%, 5/01/30	1,495	1,537,323
School District Financing Program, Series D (MBIA), 5.25%, 10/01/23	9,540	9,717,635
University Rochester, Series A, 4.00%, 7/01/24	1,640	1,593,768
University Rochester, Series C, 4.00%, 7/01/24	625	607,381
Yeshiva University, 4.00%, 9/01/23	2,860	2,771,083
Yeshiva University, 4.25%, 9/01/24	2,750	2,719,145
New York State Dormitory Authority, Refunding RB, Construction Service Project, Series A, 4.00%, 7/01/25	2,345	2,241,539
New York State Energy Research & Development Authority, RB, Lilco Project, Series A (MBIA), 5.15%, 3/01/16	2,310	2,317,946
New York State Environmental Facilities Corp., New York, RB, Environment, Series A (FGIC), 5.25%, 12/15/14 (c)	7,380	8,622,571
New York State Thruway Authority, RB, Local Highway & Bridge, 5.50%, 4/01/17	60	64,912
New York State Urban Development Corp., Refunding RB, Service Contract, Series B, 5.00%, 1/01/21	8,000	8,532,480
Port Authority of New York & New Jersey, RB, Consolidated:
131 Senior Series (CIFG), AMT, 5.00%, 12/15/17	5,000	5,178,350
153rd, 5.00%, 7/15/24	2,010	2,165,494
Sales Tax Asset Receivable Corp., RB, Series A (MBIA), 5.00%, 10/15/20	9,070	9,986,705
Tobacco Settlement Financing Corp., New York, RB, Asset Backed, Series A-4 (AMBAC), 5.25%, 6/01/22	6,510	6,775,803

Municipal Bonds	Par (000)	Value

New York (concluded)
Tobacco Settlement Financing Corp., New York, RB:
Series B-1C, 5.50%, 6/01/21	$7,000	$7,357,070
Series B-1C, 5.50%, 6/01/22	10,000	10,487,600
Series C-1 (FGIC), 5.50%, 6/01/20	9,750	10,277,378
United Nations Development Corp. New York, Refunding RB, Series A, 4.25%, 7/01/24	4,985	4,867,653

		146,420,987

North Carolina — 1.2%
Gaston County Industrial Facilities & Pollution Control Financing Authority, North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	3,105	1,834,807
North Carolina Eastern Municipal Power Agency, North Carolina, RB, Series B, 5.00%, 1/01/26	1,925	1,960,305
North Carolina Municipal Power Agency No. 1 Catawba, North Carolina, RB, Series A (MBIA), 5.25%, 1/01/20	2,700	2,793,690

		6,588,802

Northern Mariana Island — 0.9%
Commonwealth of the Northern Mariana Islands, GO, Series A:
6.75%, 10/01/13 (c)	3,900	4,575,831
6.75%, 10/01/33	250	227,963

		4,803,794

Ohio — 0.8%
Ohio Air Quality Development Authority, RB, Ohio Valley Electric Corp., 5.63%, 10/01/19	4,300	4,287,186

Pennsylvania — 7.6%
City of Philadelphia, Pennsylvania, RB (FSA):
1975 General Ordinance, 17th Series, 5.38%, 7/01/22	7,490	7,753,723
Series A, AMT, 5.00%, 6/15/20	2,895	2,931,622
City of Philadelphia, Pennsylvania, Refunding RB, Series B, AMT (FSA), 5.00%, 6/15/19	3,905	3,984,662
City of Pittsburgh, Pennsylvania, GO, Refunding, Series B (FSA), 5.25%, 9/01/17	9,630	10,264,328
City of Pittsburgh, Pennsylvania, GO, Series C (FSA), 5.25%, 9/01/18	6,430	6,781,464
Montgomery County IDA, Pennsylvania, RB, Mortgage, Whitemarsh Continuing Care, 6.00%, 2/01/21	3,500	2,717,085
Pennsylvania Economic Development Financing Authority, RB, National Gypsum Co., Series A, AMT, 6.25%, 11/01/27	7,710	4,881,972
Sayre, Pennsylvania, Health Care Facilities Authority, RB (Guthrie Health), Series A:
6.25%, 12/01/15	455	474,934
6.25%, 12/01/16	785	816,761
6.25%, 12/01/18	385	398,648

		41,005,199

Puerto Rico — 14.4%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A (AGC), 5.00%, 7/01/25	3,215	3,280,522
Puerto Rico Electric Power Authority, RB:
Series NN, 5.50%, 7/01/13 (c)	17,935	20,535,037
Series TT, 5.00%, 7/01/27	8,500	8,381,680
Series WW, 5.50%, 7/01/38	3,000	3,010,020
Puerto Rico HFA, RB, Capital Fund Modernization, 5.13%, 12/01/27	13,900	13,874,980
Puerto Rico Highway & Transportation Authority, RB:
(FGIC), 5.75%, 7/01/21	4,375	4,429,338
Series Y (FSA), 6.25%, 7/01/21	3,000	3,291,300

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, RB, Special Facilities, American Airlines, Series A, 6.45%, 12/01/25	$5,390	$4,026,384
Puerto Rico Public Buildings Authority, RB, Government Facilities:
Series D, 5.25%, 7/01/27	3,930	3,797,991
Series I, 5.50%, 7/01/14 (c)	8,000	9,142,240
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, M-3 (MBIA), 6.00%, 7/01/28	1,900	1,959,356
Puerto Rico Public Finance Corp., RB, Commonwealth, Series E, 5.50%, 2/01/12 (c)	2,000	2,191,000

		77,919,848

Rhode Island — 0.5%
Rhode Island Health & Educational Building Corp., RB, University Rhode Island, Series A (AGC), 4.75%, 9/15/24	2,500	2,555,275

South Carolina — 2.3%
County of Georgetown, South Carolina, Refunding RB, International Paper Co. Project, Series A, 5.13%, 2/01/12	8,000	8,078,960
Medical University Hospital Authority, Refunding RB, Mortgage, Series A (FHA), 5.25%, 8/15/23	4,250	4,363,602

		12,442,562

South Dakota — 0.4%
Educational Enhancement Funding Corp., RB, Series B, 6.50%, 6/01/32	2,200	2,124,210

Tennessee — 2.2%
Johnson City Health & Educational Facilities Board, RB, Appalachian Christian Village Project, Series A, 6.00%, 2/15/19	1,800	1,770,930
Memphis-Shelby County Sports Authority Inc., Refunding RB, Memphis Arena Project:
Series A, 5.00%, 11/01/23	2,695	2,726,747
Series A, 5.25%, 11/01/26	2,055	2,061,350
Series B, 5.00%, 11/01/22	1,000	1,014,950
Shelby County Health Educational & Housing Facilities Board, RB, Germantown Village, Series A:
6.75%, 12/01/18	3,550	3,305,867
7.00%, 12/01/23	1,450	1,317,296

		12,197,140

Texas — 7.2%
Bexar County Health Facilities Development Corp., Texas, RB, Army Retirement Residence Project, 6.30%, 7/01/12 (c)	1,500	1,701,660
Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, AMT, 5.75%, 5/01/36	7,000	6,304,550
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series 2001-A-1, AMT, 6.15%, 1/01/16	4,000	3,903,600
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, AMT:
Joint, Sub-Series A-2, (MBIA), 6.10%, 11/01/24	1,500	1,500,210
Series A, Sub-Series 2, 9.00%, 5/01/29	3,000	2,779,560
Gulf Coast IDA, RB, Citgo Petroleum Corp. Project, AMT, 7.50%, 5/01/25	2,440	2,475,356
Gulf Coast Waste Disposal Authority, Refunding RB, Series A, AMT, 6.10%, 8/01/24	2,000	2,002,280
Houston Health Facilities Development Corp., RB, Buckingham Senior Living Community, Series A, 7.00%, 2/15/14 (c)	1,500	1,796,655

Municipal Bonds	Par (000)	Value

Texas (concluded)
Lower Colorado River Authority, RB, Samsung Austin Semiconductor, AMT, 6.95%, 4/01/30	$7,420	$7,440,553
Sabine River Authority, Texas, Refunding RB, TXU Electric Co. Project, Series B, AMT, 5.75%, 5/01/30	5,000	4,503,250
Texas State Affordable Housing Corp., Texas, RB, Professional Educators Program, Series B, AMT (GNMA), 5.95%, 12/01/39	4,315	4,451,095

		38,858,769

U.S. Virgin Islands — 1.6%
United States Virgin Islands, RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	1,860	1,887,361
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 6.13%, 7/01/22	6,750	6,856,988

		8,744,349

Vermont — 0.6%
Vermont Educational & Health Buildings Financing Agency, RB, Hospital, Fletcher Allen Health, Series A (AMBAC), 6.00%, 12/01/23	3,000	3,008,520

Virginia — 3.0%
James City County IDA, Virginia, Refunding RB, First Mortgage, Williamsburg, Series A:
5.75%, 3/01/17	3,285	3,177,022
6.00%, 3/01/23	1,150	1,027,387
Tobacco Settlement Financing Corp., Virginia, RB, Asset-Backed, 5.63%, 6/01/15 (c)	7,800	9,051,354
Virginia Public School Authority, Refunding RB, School Financing, Series C, 3.50%, 8/01/25	3,000	2,791,830

		16,047,593

West Virginia — 0.7%
West Virginia Hospital Finance Authority, West Virginia, Refunding RB, Series A, 5.13%, 9/01/23	4,000	3,962,600

Wisconsin — 0.4%
Wisconsin Housing & EDA, RB, Series C, AMT, 4.85%, 9/01/26	2,000	1,951,320

Total Municipal Bonds — 143.0%		772,507,742

Municipal Bonds Transferred to Tender Option Bond Trusts (f)

California — 5.2%
City of San Jose, California, GO, Libraries, Parks, Public Safety Project (MBIA), 5.00%, 9/01/30	3,101	3,163,923
Peralta Community College District, California, GO, Election 2000, Series D (FSA), 5.00%, 8/01/30	10,140	10,409,318
Sequoia Union High School District, California, GO, Refunding, Election Series B (FSA), 5.50%, 7/01/35	9,028	9,468,770
Tamalpais Union High School District, California, GO, Election 2001 (FSA), 5.00%, 8/01/28	4,875	4,997,411

		28,039,422

Illinois — 2.5%
McHenry County Conservation District, Illinois, GO (FSA), 5.13%, 2/01/27	12,695	13,471,400

Massachusetts — 1.6%
Massachusetts School Building Authority, RB, Series A (FSA), 5.00%, 8/15/30	8,338	8,612,704

New Jersey — 2.2%
New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System, Series D (FSA), 5.00%, 6/15/19	11,120	11,725,706

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	43

Schedule of Investments (concluded)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

New York — 5.8%
City of New York, New York, GO, Sub-Series B-1, 5.25%, 9/01/22	$8,250	$8,972,370
New York State Urban Development Corp., RB, State Personal Income Tax, Series A-1 (MBIA), 5.25%, 3/15/34	10,000	10,262,400
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	11,101	12,147,629

		31,382,399

Washington — 2.0%
Snohomish County School District No. 15 Edmonds, Washington, GO (MBIA), 5.00%, 12/01/19	10,000	10,855,000

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 19.3%		104,086,631

Total Long-Term Investments (Cost — $877,724,310) — 162.3%		876,594,373

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.23% (g)(h)	8,201,224	8,201,224

Total Short-Term Securities (Cost — $8,201,224) — 1.5%		8,201,224

Total Investments (Cost — $885,925,534*) — 163.8%		884,795,597
Other Assets Less Liabilities — 0.0%		65,799
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (10.6)%		(57,405,762)
Preferred Shares, at Redemption Value — (53.2)%		(287,238,597)

Net Assets Applicable to Common Shares — 100.0%		$540,217,037

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$828,079,283

Gross unrealized appreciation	$23,794,888
Gross unrealized depreciation	(24,427,388)

Net unrealized depreciation	$(632,500)

(a)	Non-income producing security.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	When-issued security. Unsettled when-issued security transactions were as follows:

Counterparty	Value	Unrealized Depreciation

Citigroup Global Markets, Inc.	$4,244,680	$(6,476)
Merrill Lynch & Co.	$6,428,363	$(52,380)

(e)	Represents a zero-coupon bond. Rate show reflects the current yield as of report date.

(f)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(g)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$7,797,368	$19,025

(h)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 — Short-Term Securities	$8,201,224
Level 2 — Long-Term Investments[1]	876,594,373
Level 3	—

Total	$884,795,597

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments October 31, 2009 (Unaudited)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 2.8%
Prattville Industrial Development Board, Alabama, RB, International Paper Co. Projects, Series A, AMT, 4.75%, 12/01/30	$3,500	$2,758,210
Selma Industrial Development Board, Alabama, RB, International Paper Co. Projects, Series A, AMT, 4.75%, 12/01/30	5,000	3,940,300
Tuscaloosa Special Care Facilities Financing Authority, RB, Capstone Village, Series A, 5.88%, 8/01/36 (a)(b)	2,900	1,160,000

		7,858,510

Arizona — 1.5%
Maricopa County Elementary School District No. 3-Tempe Elementary, Arizona, GO, Refunding (MBIA), 7.50%, 7/01/10	1,250	1,302,625
Maricopa County IDA, Arizona, RB, Arizona Charter Schools Project 1, Series A, 6.75%, 7/01/29	1,000	681,790
Pima County IDA, RB:
Arizona Charter Schools Project, Series C, 6.75%, 7/01/31	1,940	1,716,376
Charter Schools, II, Series A, 6.75%, 7/01/21	495	460,766

		4,161,557

California — 10.9%
California Health Facilities Financing Authority, RB, Saint Joseph Health Sys, Series A, 5.75%, 7/01/39	2,200	2,280,718
City of Chula Vista, California, RB, San Diego Gas, Series B, AMT, 5.00%, 12/01/27	2,500	2,327,975
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	9,475	9,616,651
State of California, GO, Various Purpose, 6.50%, 4/01/33	14,925	16,495,259

		30,720,603

Colorado — 4.9%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, D, 6.25%, 10/01/33	1,060	1,144,853
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A (c):
5.50%, 7/01/34	2,135	2,174,903
5.00%, 7/01/39	2,520	2,371,547
Colorado Housing & Finance Authority, Colorado, RB, S/F Program, Senior, Series A-2, AMT, 7.50%, 4/01/31	120	128,372
Elk Valley Public Improvement, RB, Public Improvement Fee:
Series A, 7.35%, 9/01/31	3,025	2,731,030
Series B, 7.45%, 9/01/31	400	364,900
Plaza Metropolitan District No. 1, Colorado, TAN, Public Improvement Fee, Tax Increment:
8.00%, 12/01/25	3,300	3,221,130
8.13%, 12/01/25	820	761,477
University of Colorado, RB, Series A, 5.75%, 6/01/28	750	847,883

		13,746,095

Connecticut — 0.5%
Mohegan Tribe of Indians of Connecticut, RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	2,000	1,549,920

District of Columbia — 2.2%
Metropolitan Washington DC Airports Authority Dulles Toll Road Revenue, RB, First Senior Lien, Series A:
5.00%, 10/01/39	1,020	1,018,858
5.25%, 10/01/44	1,500	1,537,830
Metropolitan Washington DC Airports Authority Dulles Toll Road Revenue, RB, Series 2nd Senior Lien-B (AGC) (d):
7.05%, 10/01/33	6,590	1,477,412
7.08%, 10/01/34	4,830	1,017,198
7.10%, 10/01/35	6,515	1,292,185

		6,343,483

Municipal Bonds	Par (000)	Value

Florida — 6.6%
County of Miami-Dade, Florida, RB, Miami International Airport, AMT (Syncora), 5.00%, 10/01/40	$9,820	$9,184,744
Fiddlers Creek Community Development District No. 2, Special Assessment:
Series A, 6.38%, 5/01/35	2,350	1,533,962
Series B, 5.75%, 5/01/13	400	361,560
Hillsborough County IDA, RB:
H. Lee Moffitt Cancer Center Project, Series A, 5.25%, 7/01/37	3,500	3,204,600
National Gypsum, Series B, AMT, 7.13%, 4/01/30	2,720	1,875,630
Midtown Miami Community Development District, Special Assessment, Series A, 6.25%, 5/01/37	915	736,282
Palm Coast Park Community Development District, Special Assessment, 5.70%, 5/01/37	1,230	714,655
Preserve at Wilderness Lake Community Development District, RB, Series A, 7.10%, 5/01/33	890	838,816

		18,450,249

Georgia — 5.0%
Fulton County Residential Care Facilities for the Elderly Authority, RB, Canterbury Court Project, Series A, 6.13%, 2/15/26	2,000	1,773,060
Gainesville Redevelopment Authority, Refunding RB, Riverside Military Academy, 5.13%, 3/01/37	600	371,892
Metropolitan Atlanta Rapid Transit Authority, RB, 3rd Series, 5.00%, 7/01/39	3,465	3,539,394
Municipal Electric Authority of Georgia, RB:
Series W, 6.60%, 1/01/18	5,590	6,460,251
Series W, 6.60%, 1/01/18 (e)	380	437,194
Series X, 6.50%, 1/01/20	1,250	1,460,250

		14,042,041

Guam — 1.1%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	630	656,013
6.75%, 11/15/29	1,100	1,176,934
7.00%, 11/15/39	1,140	1,232,158

		3,065,105

Idaho — 0.0%
Idaho Housing & Finance Association, RB, S/F Mortgage, Senior, Series E-2, AMT, 6.90%, 1/01/27	50	50,079

Illinois — 9.5%
City of Chicago, Illinois, RB, Series C, AMT (GNMA), 7.00%, 3/01/32	145	148,770
City of Chicago, Illinois, Special Assessment, Lake Shore East, 6.75%, 12/01/32	800	721,648
City of Chicago, Illinois, TAN, Kingsbury Redevelopment Project, Series A, 6.57%, 2/15/13	1,000	995,540
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/38	5,000	5,496,550
Community Rehabilitation Providers Facilities, Series A, 6.50%, 7/01/22	1,000	1,015,930
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	250	197,770
Illinois Finance Authority, Refunding RB, Community Rehabilitation Providers, Series A, 6.00%, 7/01/15	550	550,379
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	1,500	1,833,150
Series A (MBIA), 6.70%, 11/01/21	7,000	8,360,730
Series C (MBIA), 7.75%, 6/01/20	2,500	3,171,125
Village of Hodgkins, Illinois, RB, MBM Project, AMT, 6.00%, 11/01/23	2,800	2,801,120
Village of Wheeling, Illinois, TAN, North Milwaukee, Lake-Cook TIF Project, 6.00%, 1/01/25	1,580	1,381,473

		26,674,185

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	45

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Indiana — 7.7%
Indiana Finance Authority Hospital Revenue, RB, Parkview Health Systems, Refunding, Series A, 5.75%, 5/01/31	$3,295	$3,355,331
Indiana Finance Authority, RB, Refunding Duke Energy, Series C, 4.95%, 10/01/40	2,910	2,774,510
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39 (c)	840	814,111
Indiana Health & Educational Facilities Financing Authority, RB, Clarian Health Obligation, Series A, 5.25%, 2/15/40	500	466,995
Indiana Transportation Finance Authority, Indiana, RB, Series A:
7.25%, 6/01/15	320	341,037
6.80%, 12/01/16	3,775	4,327,358
Indianapolis Local Public Improvement Bond Bank, RB, Series D, 6.75%, 2/01/14	8,750	9,676,888

		21,756,230

Louisiana — 4.3%
Port Lake Charles, Louisiana, Refunding RB, Continental Grain Co. Project, 6.50%, 1/01/17	8,500	8,337,820
Sabine River Authority, Louisiana, Refunding RB, International Paper Co, 6.20%, 2/01/25	3,600	3,638,556

		11,976,376

Maryland — 1.7%
County of Montgomery, Maryland, GO, West Germantown Development District, Senior, Series A (Radian), 6.70%, 7/01/27	1,190	1,214,931
Maryland Community Development Administration, RB, Residential, Series D, AMT, 4.90%, 9/01/42	1,500	1,400,400
Maryland Health & Higher Educational Facilities Authority, RB, Series B:
King Farm Presbyterian Community, 5.00%, 1/01/17	1,055	952,992
University of Maryland Medical System (MBIA), 7.00%, 7/01/22	1,000	1,144,120

		4,712,443

Massachusetts — 6.3%
Massachusetts HFA, Massachusetts, RB, Housing, AMT:
Series A, 5.20%, 12/01/37	3,000	2,939,100
Series D, 4.85%, 6/01/40	2,770	2,527,625
Series F, 5.70%, 6/01/40	2,235	2,239,582
Massachusetts Housing Finance Agency, Massachusetts, RB, S/F, Series 130, AMT, 5.00%, 12/01/32	2,720	2,636,578
Massachusetts Water Resources Authority, RB, Series A, 6.50%, 7/15/19 (e)	6,000	7,299,300

		17,642,185

Michigan — 6.6%
City of Detroit, Michigan, RB, Senior Lien, Series B (FSA), 7.50%, 7/01/33	910	1,123,668
Flint Hospital Building Authority, Michigan, Refunding RB, Hurley Medical Center (ACA), 6.00%, 7/01/20	2,890	2,658,655
Michigan State Hospital Finance Authority, Michigan, RB, McLaren Health Care, 5.75%, 5/15/38	8,560	8,617,095
Michigan State Hospital Finance Authority, Michigan, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	7,050	6,114,747

		18,514,165

Municipal Bonds	Par (000)	Value

Mississippi — 6.6%
County of Lowndes, MS, Refunding RB, Weyerhaeuser Co. Project, Series A, 6.80%, 4/01/22	$5,850	$6,317,123
Mississippi Business Finance Corp., RB, System Energy Resource Inc. Project, 5.88%, 4/01/22	5,900	5,906,077
Mississippi Business Finance Corp., Refunding RB, System Energy Resource Inc. Project, 5.90%, 5/01/22	5,215	5,220,371
University of Southern Mississippi, RB, Campus Facilities Improvement Project, 5.38%, 9/01/36	1,065	1,123,607

		18,567,178

Missouri — 0.0%
Missouri Housing Development Commission, RB, S/F, Homeownership Loan, Series A-1, AMT (GNMA), 7.50%, 3/01/31	55	58,837

Nevada — 0.2%
Clark County Improvement District, Nevada, Special Assessment, Special Improvement District No. 142, Local Improvement, 6.38%, 8/01/23	595	560,419

New Jersey — 2.9%
New Jersey EDA, RB, Cigarette Tax, 5.50%, 6/15/24	4,250	4,056,625
New Jersey EDA, RB, Continental Airlines Inc. Project, AMT, 6.25%, 9/15/29	3,000	2,563,290
New Jersey Health Care Facilities Financing Authority, RB, Pascack Valley Hospital Association, 6.63%, 7/01/36 (a)(b)	1,680	168
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA, 6.38%, 10/01/28	1,285	1,418,126

		8,038,209

New Mexico — 1.1%
Farmington, New Mexico, RB, Tucson Electric Power Co. San Juan, Series A, 6.95%, 10/01/20	3,160	3,162,370

New York — 8.3%
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	9,405	10,662,354
New York City Industrial Development Agency, RB:
British Airways Plc Project, AMT, 7.63%, 12/01/32	1,920	1,794,970
Series C, 6.80%, 6/01/28	690	717,752
Special Needs Facilities Pooled Program, Series C-1, 6.50%, 7/01/17	890	860,247
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	6,700	6,957,146
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	1,440	1,408,810
Westchester County Industrial Development Agency, New York, RB, Special Needs Facilities Pooled Program, Series E-1, 6.50%, 7/01/17	1,000	966,570

		23,367,849

North Carolina — 2.4%
Gaston County Industrial Facilities & Pollution Control Financing Authority, North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	1,675	989,791
North Carolina Eastern Municipal Power Agency, North Carolina, RB, Series B, 5.00%, 1/01/26	2,225	2,265,807
North Carolina Medical Care Commission, North Carolina, RB, Carolina Village Project, 6.00%, 4/01/38	2,000	1,542,780
North Carolina Medical Care Commission, RB, Duke University Health System, Series A (c):
5.00%, 6/01/39	630	623,253
5.00%, 6/01/42	1,400	1,373,442

		6,795,073

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (continued)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Ohio — 4.4%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior, Turbo, Series A-2, 6.50%, 6/01/47	$12,500	$10,069,750
County of Montgomery, Ohio, Refunding RB, Catholic Healthcare, Series A, 5.00%, 5/01/39 (c)	2,520	2,382,736

		12,452,486

Pennsylvania — 4.4%
Bucks County IDA, RB, Ann’s Choice Inc. Facilities, Series A, 6.13%, 1/01/25	880	782,294
Lancaster County Hospital Authority, RB, Brethren Village Project, Series A, 6.50%, 7/01/40	2,000	1,784,880
Montgomery County IDA, Pennsylvania, RB, Mortgage, Whitemarsh Continuing Care:
6.13%, 2/01/28	470	338,386
6.25%, 2/01/35	1,090	765,158
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40 (c)	1,890	1,876,978
National Gypsum Co., Series B, AMT, 6.13%, 11/01/27	2,000	1,246,920
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/39	4,415	4,392,439
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	1,265	1,175,096

		12,362,151

Puerto Rico — 1.6%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	4,255	4,601,783

Tennessee — 0.3%
Johnson City Health & Educational Facilities Board, RB, Appalachian Christian Village Project, Series A, 6.00%, 2/15/24	1,000	944,030

Texas — 10.2%
Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, AMT, 5.75%, 5/01/36	2,740	2,467,781
Brazos River Authority, Refunding RB, Texas Utility Co., Series A, AMT, 7.70%, 4/01/33	1,500	871,650
Brazos River Harbor Navigation District, RB, Dow Chemical Co. Project, Series A-7, AMT, 6.63%, 5/15/33	5,800	5,830,566
City of Houston, Texas, RB, Special Facilities, Continental, Series E, AMT, 6.75%, 7/01/21	4,820	4,474,358
Guadalupe-Blanco River Authority, RB, E.I. du Pont de Nemours & Co. Project, AMT, 6.40%, 4/01/26	2,250	2,251,237
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	2,000	2,235,400
North Texas Toll Highway Authority, RB, First Tier, Series A, 6.25%, 1/01/39	7,000	7,322,210
Port of Corpus Christi Authority of Nueces County, Texas, RB, Celanese Project:
Series A, 6.45%, 11/01/30	800	799,088
Series B, AMT, 6.70%, 11/01/30	2,500	2,502,575

		28,754,865

U.S. Virgin Islands — 2.2%
United States Virgin Islands, RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	6,000	6,088,260

Utah — 1.0%
City of Riverton, Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41 (c)	2,780	2,693,764

Municipal Bonds	Par (000)	Value

Virginia — 1.3%
Fairfax County EDA, RB, Goodwin House Inc.:
5.13%, 10/01/37	$1,000	$861,630
5.13%, 10/01/42	3,440	2,906,456

		3,768,086

Washington — 3.6%
Energy Northwest, Refunding RB, Series B, 7.13%, 7/01/16	5,000	6,227,750
Washington Health Care Facilities Authority, Washington, RB, Catholic Health Initiatives, D, 6.38%, 10/01/36	3,700	3,993,262

		10,221,012

Wisconsin — 5.5%
State of Wisconsin, RB, Series A, 6.00%, 5/01/36	7,100	7,795,161
Wisconsin Health & Educational Facilities Authority, RB, SynergyHealth Inc., 6.00%, 11/15/32	2,215	2,265,347
Wisconsin Housing & EDA, Refunding RB, Series C, AMT, 4.88%, 3/01/36	2,885	2,650,507
Wisconsin Housing & EDA, Wisconsin, RB, Series A, AMT, 5.63%, 3/01/31	2,650	2,721,524

		15,432,539

Total Municipal Bonds — 127.6%		359,132,137

Municipal Bonds Transferred to Tender Option Bond Trusts (f)

California — 3.5%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F1, 5.63%, 4/01/44	3,271	3,522,241
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	2,610	2,750,444
Los Angeles Community College District, California, GO, Election 2001, Series A (FSA), 5.00%, 8/01/32	2,290	2,350,502
San Diego Community College District, California, GO, Election of 2002, 5.25%, 8/01/33	1,077	1,130,545

		9,753,732

Connecticut — 2.2%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series Z3, 5.05%, 7/01/42	6,000	6,304,200

Illinois — 6.2%
City of Chicago, Illinois, Refunding RB, Second Lien (FSA), 5.25%, 11/01/33	1,320	1,381,247
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	2,999	3,206,690
Kane & De Kalb Counties Community Unit School District No. 302, Illinois, GO, School (FGIC), 5.75%, 2/01/14	5,200	6,035,536
Metropolitan Pier & Exposition Authority, Illinois, Refunding RB, McCormick Place Expansion, Series B (MBIA), 5.75%, 6/15/23	6,400	6,913,536

		17,537,009

Maryland — 0.8%
Maryland State Transportation Authority, RB, Transportation Facilities Project (FSA), 5.00%, 7/01/41	2,290	2,374,638

Massachusetts — 3.7%
Massachusetts School Building Authority, RB, Series A (FSA), 5.00%, 8/15/30	10,000	10,329,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	47

Schedule of Investments (concluded)	BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

New Hampshire — 0.8%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	$2,009	$2,149,494

New York — 2.9%
New York City Municipal Water Finance Authority, RB:
Series DD, 5.00%, 6/15/37	6,299	6,449,408
Series FF-2, 5.50%, 6/15/40	1,575	1,706,784

		8,156,192

North Carolina — 2.3%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series A, 5.00%, 10/01/41	6,239	6,418,947

Ohio — 5.9%
Ohio State Higher Educational Facility Commission, Refunding RB, Hospital Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,400	2,468,856
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	13,840	14,281,358

		16,750,214

South Carolina — 1.9%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	4,995	5,335,609

Texas — 7.0%
Harris County Health Facilities Development Corporation, Refunding RB, School Health Care System, Series B, 5.75%, 7/01/27	10,000	12,086,900
Texas Department of Housing & Community Affairs, RB, Series B, AMT (GNMA), 5.25%, 9/01/32	4,822	4,827,235
Texas State University Systems, Texas, Refunding RB (FSA), 5.00%, 3/15/30	2,743	2,823,166

		19,737,301

Washington — 7.5%
Central Puget Sound Regional Transportation Authority, Washington, RB, Series A:
5.00%, 11/01/36	9,000	9,223,650
(FSA), 5.00%, 11/01/32	7,693	7,939,152
Energy Northwest, Refunding RB, Columbia Generating, Series A (MBIA), 5.75%, 7/01/18	3,500	3,817,450

		20,980,252

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 44.7%		125,826,588

Total Long-Term Investments (Cost — $479,442,323) — 172.3%		484,958,725

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.23% (g)(h)	9,700,906	9,700,906

Total Short-Term Securities (Cost — $9,700,906) — 3.4%		9,700,906

Total Investments (Cost — $489,143,229*) — 175.7%		494,659,631
Liabilities in Excess of Other Assets — (3.2)%		(8,924,191)
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (22.8)%		(64,132,000)
Preferred Shares, at Redemption Value — (49.7)%		(140,016,147)

Net Assets Applicable to Common Shares — 100.0%		$281,587,293

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$424,705,583

Gross unrealized appreciation	$23,773,596
Gross unrealized depreciation	(17,886,379)

Net unrealized appreciation	$5,887,217

(a)	Non-income producing security.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	When-issued security. Unsettled when-issued security transactions were as follows:

Counterparty	Value	Unrealized Depreciation

Merrill Lynch & Co.	$814,111	$(1,201)
JPMorgan Securities	$2,693,764	$(42,506)
Morgan Stanley Capital Services, Inc.	$6,929,186	$(113,534)
Citigroup Global Markets, Inc.	$1,996,695	$(12,594)
Jeffries & Co.	$1,876,978	$(31,525)

(d)	Represents a zero-coupon bond. Rate show reflects the current yield as of report date.

(e)	Security is collateralized by Municipal or US Treasury Obligations.

(f)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(g)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$9,700,906	$4,695

(h)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 — Short-Term Securities	$9,700,906
Level 2 — Long-Term Investments[1]	484,958,725
Level 3	—

Total	$494,659,631

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Statements of Assets and Liabilities

October 31, 2009 (Unaudited)	BlackRock Apex Municipal Fund, Inc. (APX)	BlackRock MuniAssets Fund, Inc. (MUA)	BlackRock MuniEnhanced Fund, Inc. (MEN)	BlackRock MuniHoldings Fund, Inc. (MHD)	BlackRock MuniHoldings Fund II, Inc. (MUH)	BlackRock MuniHoldings Insured Fund, Inc. (MUS)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)	BlackRock MuniVest Fund II, Inc. (MVT)

Assets

Investments at value — unaffiliated[1]	$180,960,279	$263,087,067	$501,788,048	$334,417,104	$243,311,540	$281,759,064	$876,594,373	$484,958,725
Investments at value — affiliated[2]	100,308	1,000,079	6,901,879	7,810,077	7,912,795	8,022,503	8,201,224	9,700,906
Cash	11,297	170,939	28,477	56,310	24,372	66,492	48,706	37,358
Cash held as collateral for financial futures contracts	—	—	—	157,680	118,800	—	—	216,000
Interest receivable	3,764,558	5,371,222	7,665,740	5,492,911	3,778,380	4,306,059	13,386,276	8,412,840
Investments sold receivable	1,120,000	1,750,000	3,849,707	695,824	115,284	—	2,204,400	1,507,677
Prepaid expenses	17,072	20,833	32,805	18,335	19,553	15,372	67,611	34,684
Other assets	—	—	—	—	—	—	62,104	—

Total assets	185,973,514	271,400,140	520,266,656	348,648,241	255,280,724	294,169,490	900,564,694	504,868,190

Accrued Liabilities

Investments purchased payable	2,388,841	4,327,447	4,516,257	13,751,854	11,277,740	4,912,775	12,675,699	17,171,432
Income dividends payable — Common Shares	928,470	1,420,566	1,556,603	1,161,736	843,583	902,034	2,491,288	1,706,316
Investment advisory fees payable	105,270	129,758	227,735	162,196	118,078	118,394	389,490	215,555
Interest expense and fees payable	6,025	9,044	89,354	36,000	29,315	34,940	56,948	65,169
Other affiliates payable	1,120	1,544	3,376	2,128	1,317	1,676	5,720	3,048
Officer’s and Directors’ fees payable	561	816	648	674	507	554	68,437	904
Other accrued expenses payable	32,137	39,461	49,560	32,573	17,124	24,510	72,664	35,495

Total accrued liabilities	3,462,424	5,928,636	6,443,533	15,147,161	12,287,664	5,994,883	15,760,246	19,197,919

Other Liabilities

Trust certificates[3]	7,285,446	10,755,646	60,169,292	40,544,276	31,480,379	33,374,741	57,348,814	64,066,831

Total Liabilities	10,747,870	16,684,282	66,612,825	55,691,437	43,768,043	39,369,624	73,109,060	83,264,750

Preferred Shares at Redemption Value

$25,000 per share liquidation preference, plus unpaid dividends[4,5]	—	—	142,603,549	83,705,855	55,053,855	87,004,520	287,238,597	140,016,147

Net Assets Applicable to Common Shareholders	$175,225,644	$254,715,858	$311,050,282	$209,250,949	$156,458,826	$167,795,346	$540,217,037	$281,587,293

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	49

Statements of Assets and Liabilities (concluded)

October 31, 2009 (Unaudited)	BlackRock Apex Municipal Fund, Inc. (APX)	BlackRock MuniAssets Fund, Inc. (MUA)	BlackRock MuniEnhanced Fund, Inc. (MEN)	BlackRock MuniHoldings Fund, Inc. (MHD)	BlackRock MuniHoldings Fund II, Inc. (MUH)	BlackRock MuniHoldings Insured Fund, Inc. (MUS)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)	BlackRock MuniVest Fund II, Inc. (MVT)

Net Assets Applicable to Common Shareholders Consist of

Paid-in capital[6,7]	$196,411,985	$296,664,822	$316,511,557	$207,184,538	$154,187,843	$173,564,169	$540,501,506	$279,239,492
Undistributed net investment income	1,489,667	1,177,494	4,847,328	3,276,340	3,015,178	3,306,168	6,920,662	4,058,947
Accumulated net realized gain (loss)	(11,641,432)	(27,338,656)	(10,290,127)	732,565	(1,154,419)	(13,188,939)	(6,075,194)	(7,227,548)
Net unrealized appreciation/depreciation	(11,034,576)	(15,787,802)	(18,476)	(1,942,494)	410,224	4,113,948	(1,129,937)	5,516,402

Net Assets Applicable to Common Shareholders	$175,225,644	$254,715,858	$311,050,282	$209,250,949	$156,458,826	$167,795,346	$540,217,037	$281,587,293

Net asset value per Common Share	$8.78	$12.10	$10.59	$15.04	$14.00	$13.02	$14.20	$13.78

[1] Investments at cost — unaffiliated	$191,994,855	$278,874,869	$501,806,524	$336,359,598	$242,901,316	$277,645,116	$877,724,310	$479,442,323

[2] Investments at cost — affiliated	$100,308	$1,000,079	$6,901,879	$7,810,077	$7,912,795	$8,022,503	$8,201,224	$9,700,906

[3] Represents short-term floating rate certificates issued by tender option bond trusts.
[4] Preferred Shares outstanding:
Par value $0.025 per share	—	—	4,575	—	—	—	—	—

Par value $0.05 per share	—	—	—	—	—	—	—	4,320

Par value $0.10 per share	—	—	1,128	3,348	2,202	3,480	11,487	1,280

[5] Preferred Shares authorized	—	—	7,480	5,000	3,480	5,360	12,800	7,000

[6] Common Shares outstanding, $0.10 par value	19,967,092	21,045,429	29,369,874	13,913,010	11,173,277	12,886,200	38,034,934	20,434,917

[7] Common Shares authorized	150 Million	200 Million	200 Million	200 Million	200 Million	200 Million	200 Million	200 Million

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Statements of Operations

Six Months Ended October 31, 2009 (Unaudited)	BlackRock Apex Municipal Fund, Inc. (APX)	BlackRock MuniAssets Fund, Inc. (MUA)	BlackRock MuniEnhanced Fund, Inc. (MEN)	BlackRock MuniHoldings Fund, Inc. (MHD)	BlackRock MuniHoldings Fund II, Inc. (MUH)	BlackRock MuniHoldings Insured Fund, Inc. (MUS)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)	BlackRock MuniVest Fund II, Inc. (MVT)

Investment Income

Interest	$6,464,704	$9,344,780	$13,100,320	$9,256,053	$6,726,641	$7,187,203	$22,535,298	$13,899,090
Income — affiliated	1,451	2,096	14,453	10,028	7,305	21,985	21,728	4,695

Total income	6,466,155	9,346,876	13,114,773	9,266,081	6,733,946	7,209,188	22,557,026	13,903,785

Expenses

Investment advisory	566,825	697,679	1,277,150	892,118	651,664	790,786	2,403,045	1,172,933
Accounting services	23,745	37,120	64,825	42,932	34,468	37,655	107,900	66,899
Transfer agent	21,468	19,995	30,698	24,057	21,097	25,586	46,770	30,245
Professional	19,431	21,558	28,445	33,381	31,149	33,267	49,599	33,632
Officer and Directors	10,602	15,420	18,723	13,107	9,891	10,545	41,458	16,190
Printing	5,415	7,451	14,570	17,535	10,046	8,341	21,906	12,896
Custodian	5,243	6,728	12,898	8,588	6,836	7,831	20,493	11,210
Registration	4,767	4,529	4,895	4,585	4,603	4,510	6,550	4,660
Commissions for Preferred Shares	—	—	107,900	64,971	42,704	66,337	221,126	105,024
Miscellaneous	20,314	15,309	42,335	34,420	30,399	31,274	59,655	44,967

Total expenses excluding interest expense and fees	677,810	825,789	1,602,439	1,135,694	842,857	1,016,132	2,978,502	1,498,656
Interest expense and fees[1]	29,004	42,825	231,337	118,961	94,324	110,280	214,866	174,355

Total expenses	706,814	868,614	1,833,776	1,254,655	937,181	1,126,412	3,193,368	1,673,011
Less fees waived by advisor	(746)	(1,008)	(8,205)	(5,391)	(3,900)	(148,637)	(334,414)	(2,710)

Total expenses after fees waived	706,068	867,606	1,825,571	1,249,264	933,281	977,775	2,858,954	1,670,301

Net investment income	5,760,087	8,479,270	11,289,202	8,016,817	5,800,665	6,231,413	19,698,072	12,233,484

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(530,857)	(554,892)	(2,036,094)	314,346	384,438	(582,430)	2,432,570	2,095,819
Financial futures contracts	(167,615)	(247,779)	88,907	(96,172)	(64,854)	—	—	146,716

	(698,472)	(802,671)	(1,947,187)	218,174	319,584	(582,430)	2,432,570	2,242,535

Net change in unrealized appreciation/depreciation on investments	22,484,872	32,713,419	24,002,195	23,406,343	16,031,593	9,295,430	38,776,823	33,421,966

Total realized and unrealized gain	21,786,400	31,910,748	22,055,008	23,624,517	16,351,177	8,713,000	41,209,393	35,664,501

Dividends to Preferred Shareholders From

Net investment income	—	—	(546,763)	(278,857)	(148,193)	(229,572)	(2,274,471)	(551,882)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$27,546,487	$40,390,018	$32,797,447	$31,362,477	$22,003,649	$14,714,841	$58,632,994	$47,346,103

     1     Related to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	51

Statements of Changes in Net Assets

	BlackRock Apex Municipal Fund, Inc. (APX)			BlackRock MuniAssets Fund, Inc. (MUA)

Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2009 (Unaudited)	Period July 1, 2008 to April 30, 2009	Year Ended June 30, 2008	Six Months Ended October 31, 2009 (Unaudited)	Period June 1, 2008 to April 30, 2009	Year Ended May 31, 2008

Operations

Net investment income	$5,760,087	$9,485,633	$10,673,792	$8,479,270	$15,102,071	$16,146,294
Net realized gain (loss)	(698,472)	(1,901,804)	116,440	(802,671)	(1,025,903)	(1,507,632)
Net change in unrealized appreciation/depreciation	22,484,872	(27,472,314)	(15,493,679)	32,713,419	(44,649,301)	(19,985,195)

Net increase (decrease) in net assets resulting from operations	27,546,487	(19,888,485)	(4,703,447)	40,390,018	(30,573,133)	(5,346,533)

Dividends and Distributions to Shareholders From

Net investment income	(5,566,999)	(9,259,509)	(11,460,645)	(8,512,091)	(15,527,663)	(17,002,831)
Net realized gain	—	—	—	—	—	(65,858)

Decrease in net assets resulting from dividends and distributions to shareholders	(5,566,999)	(9,259,509)	(11,460,645)	(8,512,091)	(15,527,663)	(17,068,689)

Capital Share Transactions

Reinvestment of common dividends	285,610	452,841	993,437	938,476	1,086,978	1,961,372

Net Assets

Total increase (decrease) in net assets	22,265,098	(28,695,153)	(15,170,655)	32,816,403	(45,013,818)	(20,453,850)
Beginning of period	152,960,546	181,655,699	196,826,354	221,899,455	266,913,273	287,367,123

End of period	$175,225,644	$152,960,546	$181,655,699	$254,715,858	$221,899,455	$266,913,273

Undistributed net investment income	$1,489,667	$1,296,579	$1,093,688	$1,177,494	$1,210,315	$1,666,151

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Statements of Changes in Net Assets (continued)

	BlackRock MuniEnhanced Fund, Inc. (MEN)			BlackRock MuniHoldings Fund, Inc. (MHD)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended October 31, 2009 (Unaudited)	Period February 1, 2009 to April 30, 2009	Year Ended January 31, 2009	Six Months Ended October 31, 2009, (Unaudited)	Year Ended April 30, 2009

Operations

Net investment income	$11,289,202	$5,158,666	$21,647,889	$8,016,817	$14,953,226
Net realized gain (loss)	(1,947,187)	(964,506)	(5,890,560)	218,174	796,686
Net change in unrealized appreciation/depreciation	24,002,195	18,357,213	(54,032,922)	23,406,343	(27,850,295)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(546,763)	(373,520)	(5,591,529)	(278,857)	(2,473,001)
Net realized gain	—	—	—	—	(75,129)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	32,797,447	22,177,853	(43,867,122)	31,362,477	(14,648,513)

Dividends and Distributions to Common Shareholders From

Net investment income	(8,825,647)	(3,788,714)	(15,154,855)	(6,796,505)	(11,874,169)
Net realized gain	—	—	—	—	(221,635)

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(8,825,647)	(3,788,714)	(15,154,855)	(6,796,505)	(12,095,804)

Net Assets Applicable to Common Shareholders

Total increase (decrease) in net assets applicable to Common Shareholders	23,971,800	18,389,139	(59,021,977)	24,565,972	(26,744,317)
Beginning of period	287,078,482	268,689,343	327,711,320	184,684,977	211,429,294

End of period	$311,050,282	$287,078,482	$268,689,343	$209,250,949	$184,684,977

Undistributed net investment income	$4,847,328	$2,930,536	$2,372,225	$3,276,340	$2,334,885

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	53

Statements of Changes in Net Assets (continued)

	BlackRock MuniHoldings Fund II, Inc. (MUH)			BlackRock MuniHoldings Insured Fund, Inc. (MUS)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended October 31, 2009 (Unaudited)	Period August 1, 2008 to April 30, 2009	Year Ended July 31, 2008	Six Months Ended October 31, 2009, (Unaudited)	Year Ended April 30, 2009

Operations

Net investment income	$5,800,665	$7,995,205	$11,633,362	$6,231,413	$11,945,370
Net realized gain (loss)	319,584	(653,515)	1,066,947	(582,430)	(8,311,813)
Change in net unrealized appreciation/depreciation	16,031,593	(12,946,433)	(13,811,243)	9,295,430	(7,075,567)
Dividends to Preferred Shareholders from net investment income	(148,193)	(1,093,524)	(2,964,352)	(229,572)	(2,507,663)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	22,003,649	(6,698,267)	(4,075,286)	14,714,841	(5,949,673)

Dividends to Common Shareholders From

Net investment income	(4,921,828)	(6,557,719)	(8,477,052)	(4,980,516)	(7,499,768)

Net Assets Applicable to Common Shareholders

Total increase (decrease) in net assets applicable to Common Shareholders	17,081,821	(13,255,986)	(12,552,338)	9,734,325	(13,449,441)
Beginning of period	139,377,005	152,632,991	165,185,329	158,061,021	171,510,462

End of period	$156,458,826	$139,377,005	$152,632,991	$167,795,346	$158,061,021

Undistributed net investment income	$3,015,178	$2,284,534	$1,985,174	$3,306,168	$2,284,843

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Statements of Changes in Net Assets (concluded)

	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)			BlackRock MuniVest Fund II, Inc. (MVT)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended October 31, 2009 (Unaudited)	Period June 1, 2008 to April 30, 2009	Year Ended May 31, 2008	Six Months Ended October 31, 2009 (Unaudited)	Period November 1, 2008 to April 30, 2009	Year Ended October 31, 2008

Operations

Net investment income	$19,698,072	$33,913,505	$39,370,266	$12,233,484	$10,876,904	$22,771,036
Net realized gain (loss)	2,432,570	(6,621,611)	(994,843)	2,242,535	700,399	(5,886,789)
Change in net unrealized appreciation/depreciation	38,776,823	(47,262,844)	(22,744,454)	33,421,966	18,630,931	(65,016,525)
Dividends to Preferred Shareholders from net investment income	(2,274,471)	(8,817,093)	(12,598,505)	(551,882)	(1,057,535)	(6,547,531)

Net increase (decrease) in net assets to Common Shareholders resulting from operations	58,632,994	(28,788,043)	3,032,464	47,346,103	29,150,699	(54,679,809)

Dividends to Common Shareholders From

Net investment income	(14,662,467)	(24,380,887)	(27,841,571)	(9,970,676)	(8,777,352)	(17,375,256)

Capital Share Transactions

Reinvestment of common dividends	—	—	—	628,805	—	1,428,596

Net Assets Applicable to Common Shareholders

Total increase (decrease) in net assets applicable to Common Shareholders	43,970,527	(53,168,930)	(24,809,107)	38,004,232	20,373,347	(70,626,469)
Beginning of period	496,246,510	549,415,440	574,224,547	243,583,061	223,209,714	293,836,183

End of period	$540,217,037	$496,246,510	$549,415,440	$281,587,293	$243,583,061	$223,209,714

Undistributed net investment income	$6,920,662	$4,159,528	$3,452,820	$4,058,947	$2,348,021	$1,127,498

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	55

Statements of Cash Flows

Six Months Ended October 31, 2009 (Unaudited)	BlackRock MuniEnhanced Fund, Inc. (MEN)	BlackRock MuniHoldings Fund, Inc. (MHD)	BlackRock MuniHoldings Fund II, Inc. (MUH)	BlackRock MuniHoldings Insured Fund, Inc. (MUS)	BlackRock MuniVest Fund II, Inc. (MVT)

Cash Provided by Operating Activities

Net increase in net assets resulting from operations, excluding dividends to Preferred Shareholders	$33,344,210	$31,641,334	$22,151,842	$14,944,413	$47,897,985
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Increase (decrease) in interest receivable	139,835	93,669	(59,639)	(485,275)	235,372
Decrease in other assets	—	—	—	1,310	—
Increase in investment advisory fees payable	28,723	25,991	18,242	18,167	37,771
Decrease in interest expense payable	(64,852)	(87,722)	(72,150)	(67,954)	(70,822)
Increase (decrease) in other affiliates payable	1,342	424	81	(64)	556
Decrease in accrued expenses payable	(79,262)	(29,896)	(49,726)	(33,931)	(58,491)
Cash held as collateral for financial futures contracts	—	(157,680)	(118,800)	—	(216,000)
Increase in Officer’s and Directors’ fees payable	72	315	246	222	257
Net realized and unrealized gain	(21,966,101)	(23,720,689)	(16,416,031)	(8,713,000)	(35,232,696)
Amortization of premium and discount on investments	(800,616)	24,873	(188,088)	14,321	3,961
Proceeds from sales of long-term investments	66,121,742	79,548,058	59,953,417	27,556,589	80,573,334
Purchases of long-term investments	(72,113,554)	(78,266,865)	(55,225,366)	(40,323,484)	(83,274,537)
Net proceeds from sales of short-term securities	6,412,166	(5,899,740)	(7,799,969)	12,304,199	(9,700,906)

Cash provided by operating activities	11,023,705	3,172,072	2,194,059	5,215,513	195,784

Cash Used for Financing Activities

Payments on redemption of Preferred Shares	(16,275,000)	(8,225,000)	(5,950,000)	(7,200,000)	(10,800,000)
Cash receipts from trust certificates	21,017,755	16,137,679	11,708,310	7,185,299	19,375,446
Cash payments for trust certificates	(6,700,000)	(5,881,359)	(4,366,004)	(200,000)	(75,056)
Cash dividends paid to Common Shareholders	(8,531,949)	(6,622,592)	(4,782,161)	(4,703,463)	(9,082,910)
Cash dividends paid to Preferred Shareholders	(543,219)	(282,551)	(148,309)	(235,272)	(570,354)
Increase (decrease) in bank overdraft	—	—	—	4,415	—

Cash used for financing activities	(11,032,413)	(4,873,823)	(3,538,164)	(5,149,021)	(1,152,874)

Cash

Net increase (decrease) in cash	(8,708)	(1,701,751)	(1,344,105)	66,492	(957,090)
Cash at beginning of period	37,185	1,758,061	1,368,477	—	994,448

Cash at end of period	$28,477	$56,310	$24,372	$66,492	$37,358

Cash Flow Information

Cash paid during the period for interest	$296,189	$206,683	$166,474	$178,234	$70,822

Noncash Financing Activities

Capital shares issued in reinvestment of dividends paid to shareholders	—	—	—	—	$628,805

A Statement of Cash Flows is presented when a Fund had a significant amount of borrowing during the period, based on the average borrowing outstanding in relation to average total assets.

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Financial Highlights	BlackRock Apex Municipal Fund, Inc. (APX)

	Six Months Ended October 31, 2009 (Unaudited)	Period July 1, 2008 to April 30, 2009

			Year Ended June 30,

			2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$7.67	$9.14	$9.95	$9.90	$9.82	$9.13	$8.99

Net investment income[1]	0.29	0.48	0.54	0.58	0.58	0.58	0.60
Net realized and unrealized gain (loss)	1.10	(1.48)	(0.77)	0.06	0.08	0.69	0.11

Net increase (decrease) from investment operations	1.39	(1.00)	(0.23)	0.64	0.66	1.27	0.71

Dividends and distributions from:
Net investment income	(0.28)	(0.47)	(0.58)	(0.59)	(0.58)	(0.58)	(0.57)
Net realized gain	—	—	—	—	—	—	(0.00)[2]

Total dividends and distributions	(0.28)	(0.47)	(0.58)	(0.59)	(0.58)	(0.58)	(0.57)

Net asset value, end of period	$8.78	$7.67	$9.14	$9.95	$9.90	$9.82	$9.13

Market price, end of period	$8.38	$7.72	$9.28	$10.23	$10.25	$9.48	$8.26

Total Investment Return[3]

Based on net asset value	18.38%[4]	(10.81)%[4]	(2.40)%	6.48%	7.00%	14.67%	8.64%

Based on market price	12.25%[4]	(11.58)%[4]	(3.61)%	5.73%	14.76%	22.36%	4.20%

Ratios to Average Net Assets

Total expenses[5]	0.85%[6]	0.91%[6]	0.85%	0.80%	0.81%	0.80%	0.79%

Total expenses after fees waived[5]	0.85%[6]	0.91%[6]	0.84%	0.80%	0.80%	0.80%	0.79%

Total expenses after fees waived and excluding interest expense and fees[5]	0.81%[6]	0.84%[6]	0.80%	0.80%	0.80%	0.80%	0.79%

Net investment income[5]	6.90%[6]	7.16%[6]	5.64%	5.75%	5.83%	6.11%	6.52%

Supplemental Data

Net assets, end of period (000)	$175,226	$152,961	$181,656	$196,826	$194,646	$192,475	$178,983

Portfolio turnover	15%	20%	25%	22%	19%	22%	19%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	57

Financial Highlights	BlackRock MuniAssets Fund, Inc. (MUA)

	Six Months Ended October 31, 2009 (Unaudited)	Period June 1, 2008 to April 30, 2009

			Year Ended May 31,

			2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$10.59	$12.79	$13.87	$13.65	$13.40	$12.36	$11.94

Net investment income[1]	0.40	0.72	0.78	0.82	0.81	0.81	0.83
Net realized and unrealized gain (loss)	1.52	(2.18)	(1.04)	0.24	0.27	1.04	0.38

Net increase (decrease) from investment operations	1.92	(1.46)	(0.26)	1.06	1.08	1.85	1.21

Dividends and distributions from:
Net investment income	(0.41)	(0.74)	(0.82)	(0.84)	(0.83)	(0.81)	(0.78)
Net realized gain	—	—	(0.00)[2]	—	—	—	(0.01)

Total dividends and distributions	(0.41)	(0.74)	(0.82)	(0.84)	(0.83)	(0.81)	(0.79)

Net asset value, end of period	$12.10	$10.59	$12.79	$13.87	$13.65	$13.40	$12.36

Market price, end of period	$11.58	$10.91	$13.35	$15.29	$14.13	$13.27	$11.38

Total Investment Return[3]

Based on net asset value	18.35%[4]	(11.29)%[4]	(1.90)%	7.72%	8.31%	15.65%	10.74%

Based on market price	9.95%[4]	(12.45)%[4]	(7.12)%	14.71%	13.22%	24.39%	2.22%

Ratios to Average Net Assets

Total expenses[5]	0.72%[6]	0.77%[6]	0.70%	0.68%	0.68%	0.67%	0.67%

Total expenses after fees waived and paid indirectly[5]	0.71%[6]	0.76%[6]	0.69%	0.68%	0.68%	0.67%	0.67%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[5]	0.68%[6]	0.70%[6]	0.66%	0.68%	0.68%	0.67%	0.67%

Net investment income	6.98%[6]	7.13%[6]	5.81%	5.91%	5.97%	6.30%	6.71%

Supplemental Data

Net assets, end of period (000)	$254,716	$221,899	$266,913	$287,367	$280,793	$273,382	$252,203

Portfolio turnover	13%	23%	23%	25%	17%	20%	19%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Financial Highlights	BlackRock MuniEnhanced Fund, Inc. (MEN)

	Six Months Ended October 31, 2009 (Unaudited)	Period February 1, 2009 to April 30, 2009

			Year Ended January 31,

			2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$9.77	$9.15	$11.16	$11.55	$11.52	$11.85	$11.83

Net investment income[1]	0.38	0.18	0.72	0.78	0.76	0.77	0.79
Net realized and unrealized gain (loss)	0.76	0.58	(2.02)	(0.41)	0.06	(0.22)	0.05
Dividends to Preferred Shareholders from net investment income	(0.02)	(0.01)	(0.19)	(0.24)	(0.22)	(0.16)	(0.07)

Net increase (decrease) from investment operations	1.12	0.75	(1.49)	0.13	0.60	0.39	0.77

Dividends to Common Shareholders from net investment income	(0.30)	(0.13)	(0.52)	(0.52)	(0.57)	(0.72)	(0.73)

Capital charges with respect to issuance of Preferred Shares	—	—	—	—	—	—	(0.02)

Net asset value, end of period	$10.59	$9.77	$9.15	$11.16	$11.55	$11.52	$11.85

Market price, end of period	$9.80	$8.88	$8.31	$10.66	$10.77	$11.03	$10.93

Total Investment Return[2]

Based on net asset value	11.79%[3]	8.40%[3]	(13.19)%	1.44%	5.66%	3.63%	7.20%

Based on market price	13.82%[3]	8.48%[3]	(17.46)%	3.92%	2.90%	7.58%	4.25%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[4]	1.21%[6]	1.46%[6]	1.77%	1.72%	1.69%	1.51%	1.32%

Total expenses after fees waived and paid indirectly[4]	1.21%[6]	1.45%[6]	1.76%	1.72%	1.69%	1.51%	1.32%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[4,5]	1.05%[6]	1.22%[6]	1.18%	1.08%	1.08%	1.07%	1.01%

Net investment income[4]	7.46%[6]	7.72%[6]	7.43%	6.85%	6.57%	6.63%	6.80%

Dividends to Preferred Shareholders	0.36%[6]	0.56%[6]	1.92%	2.08%	1.88%	1.34%	0.59%

Net investment income to Common Shareholders	7.10%[6]	7.16%[6]	5.51%	4.77%	4.69%	5.29%	6.21%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$311,050	$287,078	$268,689	$327,711	$339,237	$338,450	$348,027

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$142,575	$158,850	$158,850	$187,000	$187,000	$187,000	$187,000

Portfolio turnover	23%	6%	24%	18%	31%	22%	33%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$79,547	$70,185	$67,294	$68,834	$70,373	$70,262	$71,538

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Do not reflect the effect of dividends to Preferred Shareholders.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	59

Financial Highlights	BlackRock MuniHoldings Fund, Inc. (MHD)

	Six Months Ended October 31, 2009 (Unaudited)

		Year Ended April 30,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$13.27	$15.20	$16.51	$16.14	$16.31	$15.54

Net investment income[1]	0.58	1.07	1.16	1.17	1.16	1.20
Net realized and unrealized gain (loss)	1.70	(1.94)	(1.20)	0.42	(0.00)[2]	0.84
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.02)	(0.18)	(0.31)	(0.32)	(0.23)	(0.12)
Net realized gain	—	(0.01)	(0.03)	—	—	—

Net increase (decrease) from investment operations	2.26	(1.06)	(0.38)	1.27	0.93	1.92

Dividends and distributions to Common Shareholders from:
Net investment income	(0.49)	(0.85)	(0.85)	(0.90)	(1.08)	(1.15)
Net realized gain	—	(0.02)	(0.08)	—	—	—

Total dividends and distributions to Common Shareholders	(0.49)	(0.87)	(0.93)	(0.90)	(1.08)	(1.15)

Capital charges with respect to issuance of Preferred Shares	—	—	—	—	(0.02)	—

Net asset value, end of period	$15.04	$13.27	$15.20	$16.51	$16.14	$16.31

Market price, end of period	$14.66	$11.97	$14.77	$16.49	$16.20	$16.12

Total Investment Return[3]

Based on net asset value	17.38%[4]	(6.24)%	(2.08)%	8.06%	5.69%	12.95%

Based on market price	26.84%[4]	(12.97)%	(4.74)%	7.52%	7.34%	20.22%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[5]	1.25%[6]	1.65%	1.56%	1.54%	1.30%	1.15%

Total expenses after fees waived and paid indirectly[5]	1.25%[6]	1.64%	1.56%	1.54%	1.30%	1.15%

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[5,7]	1.13%[6]	1.25%	1.20%	1.17%	1.15%	1.13%

Net investment income[5]	8.00%[6]	7.98%	7.27%	7.14%	7.15%	7.61%

Dividends to Preferred Shareholders	0.28%[6]	1.32%	1.96%	1.93%	1.45%	0.74%

Net investment income to Common Shareholders	7.72%[6]	6.66%	5.31%	5.20%	5.70%	6.87%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$209,251	$184,685	$211,429	$229,376	$223,658	$225,218

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$83,700	$91,925	$125,000	$125,000	$125,000	$110,000

Portfolio turnover	29%	19%	30%	20%	45%	34%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$87,502	$75,230	$67,294	$70,889	$69,742	$76,186

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Do not reflect the effect of dividends to Preferred Shareholders.

[6]	Annualized.

[7]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Financial Highlights	BlackRock MuniHoldings Fund II, Inc. (MUH)

	Six Months Ended October 31, 2009 (Unaudited)	Period August 1, 2008 to April 30, 2009

			Year Ended July 31,

			2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$12.47	$13.66	$14.78	$14.82	$15.03	$13.98	$13.46

Net investment income[1]	0.52	0.72	1.04	1.05	1.04	1.08	1.15
Net realized and unrealized gain (loss)	1.46	(1.22)	(1.14)	(0.05)	(0.11)	1.15	0.50
Dividends to Preferred Shareholders from net investment income	(0.01)	(0.10)	(0.26)	(0.27)	(0.23)	(0.14)	(0.10)

Net increase (decrease) from investment operations	1.97	(0.60)	(0.36)	0.73	0.70	2.09	1.55

Dividends to Common Shareholders from net investment income	(0.44)	(0.59)	(0.76)	(0.77)	(0.91)	(1.04)	(1.03)

Net asset value, end of period	$14.00	$12.47	$13.66	$14.78	$14.82	$15.03	$13.98

Market price, end of period	$13.26	$11.33	$13.01	$13.99	$14.12	$15.25	$13.53

Total Investment Return[2]

Based on net asset value	16.22%[3]	(3.55)%[3]	(2.30)%	5.08%	4.89%	15.46%	11.88%

Based on market price	21.15%[3]	(7.99)%[3]	(1.69)%	4.39%	(1.50)%	21.04%	10.75%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[4]	1.24%[5]	1.60%[5]	1.55%	1.63%	1.44%	1.27%	1.31%

Total expenses after fees waived[4]	1.24%[5]	1.60%[5]	1.55%	1.63%	1.44%	1.27%	1.30%

Total expenses after fees waived and excluding interest expense and fees[4,6]	1.11%[5]	1.22%[5]	1.18%	1.19%	1.18%	1.19%	1.21%

Net investment income[4]	7.71%[5]	7.84%[5]	7.07%	6.97%	7.04%	7.38%	8.13%

Dividends to Preferred Shareholders	0.20%[5]	1.07%[5]	1.79%	1.82%	1.55%	0.98%	0.69%

Net investment income to Common Shareholders	7.51%[5]	6.77%[5]	5.28%	5.15%	5.49%	6.41%	7.44%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$156,459	$139,377	$152,633	$165,185	$165,565	$167,588	$155,583

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$55,050	$61,000	$61,000	$87,000	$87,000	$87,000	$87,000

Portfolio turnover	26%	19%	28%	15%	49%	38%	29%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$96,055	$81,123	$87,562	$72,478	$72,555	$73,163	$69,725

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Do not reflect the effect of dividends to Preferred Shareholders.

[5]	Annualized.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	61

Financial Highlights	BlackRock MuniHoldings Insured Fund, Inc. (MUS)

	Six Months Ended October 31, 2009 (Unaudited)

		Year Ended April 30,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$12.27	$13.31	$14.10	$13.80	$14.44	$14.12

Net investment income[1]	0.48	0.93	1.05	0.93	0.97	1.01
Net realized and unrealized gain (loss)	0.68	(1.20)	(0.87)	0.36	(0.50)	0.38
Dividends to Preferred Shareholders from net investment income	(0.02)	(0.19)	(0.38)	(0.36)	(0.28)	(0.16)

Net increase (decrease) from investment operations	1.14	(0.46)	(0.20)	0.93	0.19	1.23

Dividends to Common Shareholders from net investment income	(0.39)	(0.58)	(0.59)	(0.63)	(0.83)	(0.91)

Net asset value, end of period	$13.02	$12.27	$13.31	$14.10	$13.80	$14.44

Market price, end of period	$12.34	$10.87	$11.97	$13.13	$13.10	$13.70

Total Investment Return[2]

Based on net asset value	9.60%[3]	(2.52)%	(0.95)%	7.29%	1.46%	9.35%

Based on market price	17.26%[3]	(3.97)%	(4.34)%	5.25%	1.51%	15.90%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[4]	1.36%[5]	1.88%	1.64%	1.67%	1.65%	1.70%

Total expenses after fees waived[4]	1.18%[5]	1.65%	1.51%	1.56%	1.54%	1.60%

Total expenses after fees waived and excluding interest expense and fees[4,6]	1.05%[5]	1.17%	1.27%	1.23%	1.24%	1.24%

Net investment income[4]	7.55%[5]	7.69%	7.72%	6.62%	6.87%	7.09%

Dividends to Preferred Shareholders	0.28%[5]	1.61%	2.80%	2.59%	2.00%	1.09%

Net investment income to Common Shareholders	7.27%[5]	6.08%	4.92%	4.03%	4.87%	6.00%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$167,795	$158,061	$171,510	$181,640	$177,790	$185,821

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$87,000	$94,200	$134,000	$134,000	$134,000	$134,000

Portfolio turnover	10%	35%	57%	29%	59%	43%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$73,218	$66,951	$57,008	$58,903	$58,181	$59,674

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Do not reflect the effect of dividends to Preferred Shareholders.

[5]	Annualized.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Financial Highlights	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

	Six Months Ended October 31, 2009 (Unaudited)	Period June 1, 2008 to April 30, 2009					Period August 1, 2003[1] to May 31, 2004

			Year Ended May 31,

			2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$13.05	$14.45	$15.10	$15.07	$15.51	$14.52	$14.33

Net investment income	0.52 [2]	0.89 [2]	1.04 [2]	1.03 [2]	1.04 [2]	1.02 [2]	0.79
Net realized and unrealized gain (loss)	1.08	(1.42)	(0.63)	0.18	(0.15)	1.15	0.21
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.06)	(0.23)	(0.33)	(0.28)	(0.21)	(0.11)	(0.06)
Net realized gain	—	—	—	(0.04)	(0.04)	(0.02)	—

Net increase (decrease) from investment operations	1.54	(0.76)	0.08	0.89	0.64	2.04	0.94

Dividends and distributions to Common Shareholders from:
Net investment income	(0.39)	(0.64)	(0.73)	(0.74)	(0.84)	(0.86)	(0.65)
Net realized gain	—	—	—	(0.12)	(0.23)	(0.19)	—

Total dividends and distributions to Common Shareholders	(0.39)	(0.64)	(0.73)	(0.86)	(1.07)	(1.05)	(0.65)

Capital charges with respect to issuance of:
Common Shares	—	—	—	—	—	—	(0.02)
Preferred Shares	—	—	—	—	(0.01)	—	(0.08)

Total capital charges with respect to issuance of shares	—	—	—	—	(0.01)	—	(0.10)

Net asset value, end of period	$14.20	$13.05	$14.45	$15.10	$15.07	$15.51	$14.52

Market price, end of period	$12.95	$11.77	$13.70	$14.85	$14.52	$13.94	$13.10

Total Investment Return[3]

Based on net asset value	12.11%[4]	(4.56)%[4]	0.86%	6.14%	4.71%	15.36%	6.09%[4]

Based on market price	13.36%[4]	(9.21)%[4]	(2.76)%	8.34%	12.25%	14.93%	(8.59)%[4]

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[5]	1.21%[6]	1.44%[6]	1.30%	1.31%	1.24%	1.07%	1.03%[6]

Total expenses after fees waived and paid indirectly[5]	1.08%[6]	1.25%[6]	1.07%	1.07%	1.00%	0.85%	0.75%[6]

Total expenses after fees waived and paid indirectly and excluding interest expense and fees[5,7]	1.00%[6]	1.02%[6]	0.90%	0.87%	0.87%	0.84%	0.75%[6]

Net investment income[5]	7.47%[6]	7.46%[6]	6.97%	6.71%	6.82%	6.77%	6.51%[6]

Dividends to Preferred Shareholders	0.86%[6]	1.94%[6]	2.23%	1.80%	1.36%	0.74%	0.48%[6]

Net investment income to Common Shareholders	6.61%[6]	5.52%[6]	4.74%	4.91%	5.46%	6.03%	6.03%[6]

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$540,217	$496,247	$549,415	$574,225	$573,034	$589,802	$552,179

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$287,175	$287,175	$320,000	$320,000	$320,000	$285,000	$285,000

Portfolio turnover	17%	13%	14%	12%	49%	54%	70%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$72,034	$68,207	$67,941 [8]	$69,875 [8]	$69,781 [8]	$73,743 [8]	$73,441 [8]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Do not reflect the effect of dividends to Preferred Shareholders.

[6]	Annualized.

[7]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[8]	Amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	63

Financial Highlights	BlackRock MuniVest Fund II, Inc. (MVT)

	Six Months Ended October 31, 2009 (Unaudited)	Period November 1, 2008 to April 30, 2009

			Year Ended October 31,

			2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$11.95	$10.95	$14.49	$15.35	$15.13	$15.21	$14.76

Net investment income[1]	0.60	0.53	1.12	1.16	1.16	1.19	1.17
Net realized and unrealized gain (loss)	1.75	0.95	(3.49)	(0.84)	0.35	0.04	0.44
Dividends to Preferred Shareholders from net investment income	(0.03)	(0.05)	(0.32)	(0.32)	(0.29)	(0.18)	(0.07)

Net increase (decrease) from investment operations	2.32	1.43	(2.69)	—	1.22	1.05	1.54

Dividends to Common Shareholders from net investment income	(0.49)	(0.43)	(0.85)	(0.86)	(1.00)	(1.10)	(1.09)

Capital charges with respect to issuance of Preferred Shares	—	—	—	—	—	(0.03)	—

Net asset value, end of period	$13.78	$11.95	$10.95	$14.49	$15.35	$15.13	$15.21

Market price, end of period	$13.94	$11.65	$9.75	$13.91	$16.29	$15.40	$15.15

Total Investment Return[2]

Based on net asset value	19.70%[3]	13.71%[3]	(19.33)%	(0.02)%	8.36%	6.88%	10.94%

Based on market price	24.21%[3]	24.49%[3]	(25.18)%	(9.56)%	12.98%	9.21%	14.38%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[4]	1.25%[5]	1.51%[5]	1.67%	1.67%	1.61%	1.35%	1.16%

Total expenses after fees waived	1.25%[5]	1.51%[5]	1.67%	1.67%	1.61%	1.35%	1.16%

Total expenses after fees waived and excluding interest expense and fees[4,6]	1.12%[5]	1.26%[5]	1.16%	1.12%	1.11%	1.07%	0.99%

Net investment income[4]	9.16%[5]	9.77%[5]	8.03%	7.74%	7.70%	7.76%	7.86%

Dividends to Preferred Shareholders	0.41%[5]	0.95%[5]	2.31%	2.11%	1.90%	1.14%	0.46%

Net investment income to Common Shareholders	8.75%[5]	8.82%[5]	5.72%	5.63%	5.80%	6.62%	7.40%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$281,587	$243,583	$223,210	$293,836	$309,975	$303,701	$303,448

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$140,000	$150,800	$150,800	$175,000	$175,000	$175,000	$135,000

Portfolio turnover	18%	9%	49%	43%	60%	64%	20%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$75,286	$65,388	$62,019	$67,004	$69,307	$68,389	$81,194

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Do not reflect the effects of dividends to Preferred Shareholders.

[5]	Annualized.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Apex Municipal Fund, Inc. (“APX”), BlackRock MuniAssets Fund, Inc. (“MUA”), BlackRock MuniEnhanced Fund, Inc. (“MEN”), BlackRock MuniHoldings Fund, Inc. (“MHD”), BlackRock MuniHoldings Fund II, Inc. (“MUH”), BlackRock MuniHoldings Insured Fund, Inc. (“MUS”), BlackRock Muni Intermediate Duration Fund, Inc. (“MUI”) and BlackRock MuniVest Fund II, Inc. (“MVT”) (collectively, the “Funds”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as non-diversified, closed-end management investment companies. The Funds are organized as Maryland corporations. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Funds determine, and make available for publication the net asset value of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Fund’s Board of Directors (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by each Fund’s Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Forward Commitments and When-Issued Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized gain of the commitment, which is shown on the Schedules of Investments, if any.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Funds leverage their assets through the use of tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Fund has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to the Funds. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Fund, which typically invests the cash in additional municipal bonds. Each Fund’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, therefore the municipal bonds deposited into a TOB are presented in the Funds’ Schedules of Investments and the proceeds from the issuance of the short-term floating rate certificates are shown as trust certificates in the Statements of Assets and Liabilities.

Interest income from the underlying security is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Funds. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At October 31, 2009, the aggregate value of the underlying municipal bonds

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	65

Notes to Financial Statements (continued)

transferred to TOBs, the related liability for trust certificates and the range of interest rates on the liability for trust certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for Trust Certificates	Range of Interest Rates

APX	$14,782,954	$7,285,446	0.30% – 0.51%
MUA	$21,821,571	$10,755,646	0.30% – 0.51%
MEN	$114,404,861	$60,169,292	0.21% – 0.85%
MHD	$77,692,568	$40,544,276	0.20% – 0.49%
MUH	$59,851,520	$31,480,379	0.20% – 0.49%
MUS	$61,359,327	$33,374,741	0.26% – 0.58%
MUI	$104,086,631	$57,348,814	0.20% – 0.75%
MVT	$125,826,588	$64,066,831	0.22% – 0.51%

For the six months ended October 31, 2009, the Funds’ average trust certificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average Trust Certificates Outstanding	Daily Weighted Average Interest Rate

APX	$7,285,446	0.79%
MUA	$10,755,646	0.79%
MEN	$56,467,231	0.81%
MHD	$35,624,271	0.66%
MUH	$28,000,622	0.66%
MUS	$31,174,455	0.70%
MUI	$54,592,194	0.78%
MVT	$55,106,766	0.62%

Should short-term interest rates rise, the Funds’ investments in TOBs may adversely affect the Funds’ investment income and distributions to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect the Funds’ net asset value per share.

Zero-Coupon Bonds: Each Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Funds either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts) each Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method. Each Fund amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and distributions to Preferred Shareholders are accrued and determined as described in Note 6.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on the Funds’ US federal tax returns remain open for the four periods ended as follows:

	Period	Year Ended	Year Ended	Year Ended

APX	July 1, 2008 to April 30, 2009	June 30, 2008	June 30, 2007	June 30, 2006

MUA	June 1, 2008 to April 30, 2009	May 31, 2008	May 31, 2007	May 31, 2006

MEN	February 1, 2009 to April 30, 2009	January 31, 2009	January 31, 2007	January 31, 2006

MHD	April 30, 2009	April 30, 2008	April 30, 2007	April 30, 2006

MUH	August 1, 2008 to April 30, 2009	July 31, 2008	July 31, 2007	July 31, 2006

MUS	April 30, 2009	April 30, 2008	April 30, 2007	April 30, 2006

MUI	June 1, 2008 to April 30, 2009	May 31, 2008	May 31, 2007	May 31, 2006

MVT	November 1, 2008 to April 30, 2009	October 31, 2008	October 31, 2007	October 31, 2006

The statutes of limitations on each of the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Funds’ financial statements and disclosures, if any, is currently being assessed.

66	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Notes to Financial Statements (continued)

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Fund’s Board, non-interested Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors. This has approximately the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations there under represent general unsecured claims against the general assets of each Fund. Each Fund may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors in order to match its deferred compensation obligations. Investments to cover each Fund’s deferred compensation liability, if any, are included in other assets in the Statements of Assets and Liabilities. Dividends and distributions from the BlackRock Closed-End Fund investments under the plan are included in income — affiliated in the Statements of Operations.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

The Funds may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. Counterparty risk related to exchange-traded financial futures contracts is minimal because of the protection against defaults provided by the exchange on which they trade.

Financial Futures Contracts: The Funds may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivatives Categorized by Risk Exposure:

The Effect of Derivative Instruments on the Statements of Operations Six Months Ended October 31, 2009*

	Net Realized Gain (Loss) From

	APX	MUA	MEN	MHD	MUH	MVT

Interest rate contracts:
Financial futures contracts	$(167,615)	$(247,779)	$88,907	$(96,172)	$(64,854)	$146,716

*	As of October 31, 2009, there were no financial futures contracts outstanding. During the six months ended October 31, 2009, the Funds had limited activity in these transactions.

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

Each Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee at the following annual rates of each Fund’s average daily net assets (including any assets attributable to the proceeds from the issuance of Preferred Shares) minus the sum of accrued liabilities as follows:

APX	0.65%
MUA	0.55%
MEN	0.50%
MHD	0.55%
MUH	0.55%
MUS	0.55%
MUI	0.55%
MVT	0.50%

The Manager has voluntarily agreed to waive a portion of the investment advisory fees or other expenses on MUI as a percentage of its average daily net assets as follows: 0.15% for the first five years of MUI’s operations, 0.10% in year six, 0.05% in year seven and 0.00% in year eight and thereafter. MUI waived $324,958, which is included in fees waived by advisor in the Statements of Operations for MUI.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	67

Notes to Financial Statements (continued)

The Manager has voluntarily agreed to waive its advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by advisor in the Statements of Operations. For the six months ended October 31,2009, the amounts waived were as follows:

Fees Waived by Manager

APX	$746
MUA	$1,008
MEN	$8,205
MHD	$5,391
MUH	$3,900
MUS	$11,461
MUI	$9,456
MVT	$2,710

The Manager, for MUS, has voluntarily agreed to waive its advisory fee on the proceeds of the Preferred Shares and TOBs that exceed 35% of the Fund’s average daily net assets. This amount is included in fees waived by advisor in the Statements of Operations. For the six months ended October 31, 2009, the waiver was $137,176.

The Manager has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

For the six months ended October 31, 2009, the Funds reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

Reimbursement

APX	$1,714
MUA	$2,419
MEN	$5,254
MHD	$3,373
MUH	$2,179
MUS	$2,604
MUI	$8,834
MVT	$4,714

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Funds’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 2009 were as follows:

	Purchases	Sales

APX	$24,932,296	$27,463,328
MUA	$39,040,568	$30,935,906
MEN	$75,981,017	$69,845,004
MHD	$83,290,587	$80,076,458
MUH	$60,145,311	$60,028,701
MUS	$41,089,473	$26,779,091
MUI	$156,028,400	$145,807,568
MVT	$96,611,456	$80,491,468

5. Market and Credit Risk:

Many municipalities insure repayment of their bonds, which reduces the risk of loss due to issuer default. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

6. Capital Share Transactions:

Each Fund, except APX, is authorized to issue 200 million shares (150 million for APX), all of which were initially classified as Common Shares. The par value for each Fund’s Common Shares is $0.10. The par value for each Fund’s Preferred Shares is $0.10 except MEN, Series A, B and C, which is $0.025, and MVT Series A, B and C, which is $0.05. Each Board is authorized, however, to reclassify any unissued shares without approval of Common Shareholders. In this regard the Boards have reclassified 7,480 shares of MEN, 5,000 shares of MHD, 3,480 shares of MUH, 5,360 shares of MUS, 12,800 shares of MUI and 7,000 shares of MVT of unissued Common Shares as Preferred Shares.

Common Shares

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	October 31, 2009	April 30, 2009	Two Years Prior*

APX	35,379	53,658	103,837
MUA	84,846	95,859	146,172
MVT	49,636	—	104,666

*	June 30, 2008 for APX, May 31, 2008 for MUA and October 31, 2008 for MVT.

Shares issued and outstanding remained constant for MEN, MHD, MUH, MUS and MUI for the six months ended October 31, 2009, the period ended April 30, 2009, the year ended January 31, 2009 for MEN, the year ended July 31, 2008 for MUH and the year ended May 31, 2008 for MUI.

Preferred Shares

The Preferred Shares are redeemable at the option of each Fund, in whole or in part, on any dividend payment date at their liquidation preference per share plus any accumulated and unpaid dividends whether or not declared. The Preferred Shares are also subject to mandatory redemption at their liquidation preference plus any accumulated and unpaid dividends, whether

68	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Notes to Financial Statements (continued)

or not declared, if certain requirements relating to the composition of the assets and liabilities of a Fund, as set forth in each Fund’s Articles Supplementary (the “Governing Instrument”) are not satisfied.

From time to time in the future, each Fund that has issued Preferred Shares may effect repurchases of its Preferred Shares at prices below their liquidation preference as agreed upon by the Fund and seller. Each Fund also may redeem such shares from time to time as provided in the applicable Governing Instrument. Each Fund intends to effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements or for such other reasons as the Board may determine.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Directors for each Fund. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

MEN, MHD, MUH, MUS, MUI and MVT had the following series of Preferred Shares outstanding, effective yields and reset frequency as of October 31, 2009:

	Series	Preferred Shares	Effective Yield	Reset Frequency Days

MEN	A1	1,525	0.50%	28
	B1	1,525	0.40%	28
	C1	1,525	0.43%	7
	D2	1,128	1.47%	7

MHD	A1	1,473	0.43%	7
	B1	1,473	0.41%	7
	C2	402	1.49%	7

MUH	A1	1,101	0.43%	7
	B1	1,101	0.43%	7

MUS	A1	1,740	0.41%	7
	B1	1,740	0.43%	7

MUI	M7[2]	1,795	1.49%	7
	T7[2]	2,423	1.49%	7
	W7[2]	1,795	1.49%	7
	TH7[2]	2,423	1.47%	7
	F7[2]	1,795	1.49%	7
	TH28[2]	1,256	1.48%	28

MVT	A1	1,440	0.46%	28
	B1	1,440	0.43%	28
	C1	1,440	0.43%	7
	D2	1,280	1.49%	7

[1]	The maximum applicable rate is the higher of 110% of the AA commercial paper rate or 110% of 90% of the Kenny S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate.

[2]	The maximum applicable rate is the higher of 110% plus or times the Telerate/BBA LIBOR or 110% or 90% of the Kenny S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate.

Dividends on seven-day and 28-day Preferred Shares are cumulative at a rate which is reset every seven or 28 days, respectively, based on the results of an auction. If the Preferred Shares fail to clear the auction on an auction date, each Fund is required to pay the maximum applicable rate on the Preferred Shares to holders of such shares for successive dividend periods until such time as the shares are successfully auctioned. The maximum applicable rate on the Preferred Shares is as footnoted in the preceding table above. The low, high and average dividend rates on the Preferred Shares for each Fund for the period were as follows:

	Series	Low	High	Average

MEN	A28	0.43%	1.94%	1.94%
	B28	0.35%	0.79%	1.70%
	C7	0.40%	0.79%	2.03%
	D7	1.42%	1.68%	0.65%

MHD	A	0.40%	0.67%	1.98%
	B	0.35%	0.64%	2.06%
	C	1.46%	1.82%	0.65%

MUH	A	0.40%	0.79%	0.51%
	B	0.35%	0.76%	0.50%

MUS	A	0.35%	0.76%	0.50%
	B	0.40%	0.79%	0.51%

MUI	M7	1.46%	1.79%	1.56%
	T7	1.46%	1.71%	1.56%
	W7	1.45%	1.70%	1.55%
	TH7	1.42%	1.68%	1.54%
	F7	1.42%	1.79%	1.55%
	TH28	1.49%	1.68%	1.56%

MVT	A	0.43%	0.66%	0.52%
	B	0.38%	0.61%	0.48%
	C	0.38%	0.66%	0.05%
	D	1.46%	1.79%	1.56%

Since February 13, 2008, the Preferred Shares of the Funds failed to clear any of their auctions. As a result, the Preferred Shares dividend rates were reset to the maximum applicable rate, which ranged from 0.35% to 1.94% for the six months ended October 31, 2009. A failed auction is not an event of default for the Funds but it has a negative impact on the liquidity of Preferred Shares. A failed auction occurs when there are more sellers of a fund’s auction rate preferred shares than buyers. It is impossible to predict how long this imbalance will last. A successful auction for the Funds’ Preferred Shares may not occur for some time, if ever, and even if liquidity does resume, Preferred Shareholders may not have the ability to sell the Preferred Shares at their liquidation preference.

The Funds may not declare dividends or make other distributions on Common Shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares is less than 200%.

The Funds pay commissions of 0.25% on the aggregate principal amount of all shares that successfully clear their auctions and 0.15% on the aggregate principal amount of all shares that fail to clear their auctions. Certain broker-dealers have individually agreed to reduce commissions for failed auctions.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	69

Notes to Financial Statements (continued)

During the six months ended October 31, 2009, MEN, MHD, MUH, MUS and MVT announced the following redemptions of Preferred Shares at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

	Series	Redemption Date	Shares Redeemed	Aggregate Principal

MEN	A	7/14/09	174	$4,350,000
	B	7/21/09	174	$4,350,000
	C	6/30/09	174	$4,350,000
	D	7/06/09	129	$3,225,000

MHD	A	7/08/09	145	$3,625,000
	B	7/06/09	145	$3,625,000
	C	7/07/09	39	$975,000

MUH	A	7/08/09	119	$2,975,000
	B	7/06/09	119	$2,975,000

MUS	A	7/06/09	144	$3,600,000
	B	7/07/09	144	$3,600,000

MVT	A	7/30/09	111	$2,775,000
	B	7/09/09	111	$2,775,000
	C	7/09/09	111	$2,775,000
	D	7/07/09	99	$2,475,000

Preferred Shares issued and outstanding for MUI remained constant during the six months ended October 31, 2009.

During the year ended April 30, 2009, MEN, MHD, MUH, MUS, MUI and MVT announced the following redemptions of Preferred Shares at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

	Series	Redemption Date	Shares Redeemed	Aggregate Principal

MEN	A	6/17/08	301	$7,525,000
	B	6/24/08	301	$7,525,000
	C	6/17/08	301	$7,525,000
	D	6/27/08	223	$5,575,000

MHD	A	6/25/08	582	$14,550,000
	B	6/27/08	582	$14,550,000
	C	6/24/08	159	$3,975,000

MUH	A	6/25/08	520	$13,000,000
	B	6/23/08	520	$13,000,000

MUS	A	6/27/08	796	$19,900,000
	B	6/24/08	796	$19,900,000

MUI	M7	6/24/08	205	$5,125,000
	T7	6/25/08	277	$6,925,000
	W7	6/26/08	205	$5,125,000
	TH7	6/27/08	277	$6,925,000
	F7	6/23/08	205	$5,125,000
	TH28	7/07/08	144	$3,600,000

MVT	A	7/03/08	249	$6,225,000
	B	7/10/08	249	$6,225,000
	C	6/26/08	249	$6,225,000
	D	6/24/08	221	$5,525,000

The Funds financed the Preferred Share redemptions with cash received from TOB transactions.

Preferred Shares issued and outstanding remained constant for the year ended January 31, 2009 for MEN, the year ended July 31, 2008 for MUH, the year ended May 31, 2008 for MUI and the year ended October 31, 2008 for MVT.

7. Capital Loss Carryforwards:

As of April 30, 2009, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires April 30,	APX	MUA	MEN	MUH	MUS	MUI	MVT

2010	$2,075,987	$2,260,830	$1,955,204	$689,205	—	—	—
2011	2,163,492	7,452,325	—	189,408	—	—	—
2012	1,659,281	5,486,273	364,714	—	—	—	—
2013	35,292	3,762,613	—	—	—	—	—
2015	3,072,949	5,065,527	—	—	—	$334,473	—
2016	—	527,784	2,508,309	—	$623,720	611,323	$7,239,097
2017	373,543	1,575,568	3,540,378	—	5,373,343	321,623	—

Total	$9,380,544	$26,130,920	$8,368,605	$878,613	$5,997,063	$1,267,419	$7,239,097

70	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Notes to Financial Statements (concluded)

8. Restatement Information:

Subsequent to the initial issuance of the April 30, 2006 financial statements for MHD and MUS, May 31, 2006 for MUI and July 31, 2006 for MUH, the Funds determined that the criteria for sale accounting in FAS 140 had not been met for certain transfers of municipal bonds related to investments in TOB Residuals, and that these transfers should have been accounted for as secured borrowings rather than as sales. As a result, certain financial highlights for the year ended April 30, 2005 for MHD and MUS, May 31, 2005 for MUI and July 31, 2005 and 2004 for MUH have been restated to give effect to recording the transfers of the municipal bonds as secured borrowings, including recording interest on the bonds as interest income and interest on the secured borrowings as interest expense.

MHD Financial Highlights For the Year Ended April 30, 2005	Previously Reported	Restated

Total expenses, net of reimbursement*	1.13%	1.15%
Total expenses*	1.13%	1.15%
Portfolio turnover	36.23%	34%

MUH Financial Highlights For the Year Ended July 31, 2005 and 2004	2005 Previously Reported	Restated	2004 Previously Reported	Restated

Total expenses, net of reimbursement*	1.19%	1.27%	1.21%	1.30%
Total expenses*	1.19%	1.27%	1.22%	1.31%
Portfolio turnover	45.11%	38%	31.03%	29%

MUS Financial Highlights For the Year Ended April 30, 2005	Previously Reported	Restated

Total expenses, net of reimbursement*	1.24%	1.60%
Total expenses*	1.35%	1.70%
Portfolio turnover	51.81%	43%

MUI Financial Highlights For the Year Ended May 31, 2005	Previously Reported	Restated

Total expenses, net of waiver*	0.84%	0.85%
Portfolio turnover	54.55%	54%

* Do not reflect the effect of dividends to Preferred Shareholders.

9. Subsequent Events:

Managements evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through December 23, 2009, the date the financial statements were issued and the following items were noted:

The Funds paid a net investment income dividend in the following amounts per share on December 1, 2009 to shareholders of record on November 13, 2009:

Common Dividend Per Share

APX	$ 0.0465
MUA	$ 0.0675
MEN	$ 0.0530
MHD	$ 0.0835
MUH	$ 0.0755
MUS	$ 0.0700
MUI	$ 0.0655
MVT	$ 0.0835

The dividends declared on Preferred Shares for the period November 1, 2009 to November 30, 2009 for the Funds were as follows:

	Series	Dividends Declared

MEN	A	$117,465
	B	$118,963
	C	$114,675
	D	$264,584

MHD	A	$111,893
	B	$105,745
	C	$94,196

MUH	A	$9,281
	B	$8,931

MUS	A	$128,034
	B	$129,856

MUI	M7	$52,447
	T7	$71,479
	W7	$52,788
	TH7	$70,950
	TH28	$37,382
	F7	$52,465

MVT	A	$13,065
	B	$12,246
	C	$11,958
	D	$37,400

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	71

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Directors (each, a “Board” and, collectively, the “Boards,” and the members of which are referred to as “Board Members”) of each of BlackRock Apex Municipal Fund, Inc. (“APX”), BlackRock Muni Intermediate Duration Fund, Inc. (“MUI”), BlackRock MuniAssets Fund, Inc. (“MUA”), BlackRock MuniEnhanced Fund, Inc. (“MEN”), BlackRock MuniHoldings Fund, Inc. (“MHD”), BlackRock MuniHoldings Fund II, Inc. (“MUH”), BlackRock Muni-Holdings Insured Fund, Inc. (“MUS”) and BlackRock MuniVest Fund II, Inc. (“MVT,” and together with APX, MUI, MUA, MEN, MHD, MUH, and MUS, each a “Fund” and, collectively, the “Funds”) met on April 14, 2009 and May 28 – 29, 2009 to consider the approval of its respective Fund’s investment advisory agreement (each, an “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. Each Board also considered the approval of a sub-advisory agreement (each, a “Sub-Advisory Agreement”) between its respective Fund, the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”). The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.” Unless otherwise indicated, references to actions taken by the “Board” or the “Boards” shall mean each Board acting independently with respect to its Fund.

Activities and Composition of the Boards

Each Board consists of twelve individuals, ten of whom are not “interested persons” of the Funds as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members of each Fund are responsible for the oversight of the operations of such Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of each Board is an Independent Board Member. Each Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which has one interested Board Member) and is chaired by an Independent Board Member. In addition, each Board has established an Ad Hoc Committee on Auction Market Preferred Shares.

The Agreements

Pursuant to the 1940 Act, each Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, each Board assessed, among other things, the nature, scope and quality of the services provided to its respective Fund by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

Throughout the year, the Boards, acting directly and through their committees, consider at each of their meetings factors that are relevant to their annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Funds and their shareholders. Among the matters the Boards considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management and portfolio managers’ analysis of the reasons for any out performance or underperformance against each Fund’s peers; (b) fees, including advisory and other amounts paid to BlackRock and its affiliates by the Funds for services such as call center and fund accounting; (c) the Funds’ operating expenses; (d) the resources devoted to, and compliance reports relating to, the Funds’ investment objectives, policies and restrictions; (e) the Funds’ compliance with their Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Funds’ valuation and liquidity procedures; and (k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 14, 2009 meeting, each Board requested and received materials specifically relating to the Agreements. Each Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist their deliberations. The materials provided in connection with the April meeting included: (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper and, where applicable, a customized peer group selected by BlackRock (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients and open-end funds, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each Fund to BlackRock; and (f) an internal comparison of management fees classified by Lipper, if applicable.

At an in-person meeting held on April 14, 2009, each Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 14, 2009 meeting, the Boards presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 28 – 29, 2009 Board meeting.

At an in-person meeting held on May 28 – 29, 2009, each Fund’s Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and such Fund and the Sub-Advisory Agreement between such Fund, the Manager and the Sub-Advisor(s), each for a one-year term ending June 30, 2010. The Boards considered all factors they believed relevant with respect to the Funds, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from their relationship with the Fund; (d) economies of scale; and (e) other factors.

72	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

Each Board also considered other matters it deemed important to the approval process, such as services related to the valuation and pricing of its respective Fund’s portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with such Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Boards noted the willingness of BlackRock personnel to engage in open, candid discussions with the Boards. The Boards did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: Each Board, including its Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of its respective Fund. Throughout the year, each Board compared its respective Fund’s performance to the performance of a comparable group of closed-end funds, and the performance of a relevant benchmark, if any. The Boards met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. Each Board also reviewed the materials provided by its respective Fund’s portfolio management team discussing such Fund’s performance and such Fund’s investment objective, strategies and outlook.

Each Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and its respective Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. Each Board also reviewed a general description of BlackRock’s compensation structure with respect to its respective Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, each Board considered the quality of the administrative and non-investment advisory services provided to its respective Fund. BlackRock and its affiliates and significant shareholders provide the Funds with certain administrative and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In addition to investment advisory services, BlackRock and its affiliates provide the Funds with other services, including: (i) preparing disclosure documents, such as the prospectus and the statement of additional information in connection with the initial public offering and periodic shareholder reports; (ii) preparing communications with analysts to support secondary market trading of the Funds; (iii) assisting with daily accounting and pricing; (iv) preparing periodic filings with regulators and stock exchanges; (v) overseeing and coordinating the activities of other service providers; (vi) organizing Board meetings and preparing the materials for such Board meetings; (vii) providing legal and compliance support; and (viii) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Boards reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: Each Board, including its Independent Board Members, also reviewed and considered the performance history of its respective Fund. In preparation for the April 14, 2009 meeting, the Boards were provided with reports, independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Boards also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, each Board received and reviewed information regarding the investment performance of its respective Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in such Fund’s applicable Lipper category and, where applicable, a customized peer group selected by BlackRock. Each Board was provided with a description of the methodology used by Lipper to select peer funds. Each Board regularly reviews the performance of its respective Fund throughout the year.

The Board of MUI noted that, in general, MUI performed better than its Peers in that MUI’s performance was at or above the median of its customized Lipper peer group composite in two of the one-, three- and five-year periods reported.

The Board of each of APX and MUA noted that, in general, APX and MUA performed better than their respective Peers in that the performance of each of APX and MUA was at or above the median of its respective Lipper Performance Universe composite in each of the one-, three- and five-year periods reported.

The Board of each of MHD, MUH and MVT noted that, in general, MHD, MUH, and MVT performed better than their respective Peers in that the performance of each of MHD, MUH, and MVT was at or above the median of its respective customized Lipper peer group composite in each of the one-, three- and five-year periods reported.

The Board of MEN noted that MEN performed below the median of its customized Lipper peer group composite in the one-, three- and five-year periods reported. The Board and BlackRock reviewed the reasons for MEN’s underperformance during these periods compared with its Peers. The Board was informed that, among other things, over-exposure to the long-end of the municipal curve, an overweight on insured bonds with weaker underlying credits and the underperformance of municipal cash relative to MEN’s Bond Market Association hedges all negatively impacted MEN’s performance.

The Board of MUS noted that MUS performed below the median of its customized Lipper peer group composite in the one-, three- and five-year periods reported. The Board and BlackRock reviewed the reasons for MUS’s underperformance during these periods compared with its Peers. The Board was informed that, among other things, overweight positions in the hospital and housing sectors and poor performance of some insured and AMT bonds held by MUS negatively impacted MUS’s performance.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	73

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

For MEN and MUS the Board of each Fund and BlackRock discussed BlackRock’s commitment to providing the resources necessary to assist the portfolio managers and to improve each such Fund’s performance.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: Each Board, including its Independent Board Members, reviewed its respective Fund’s contractual advisory fee rates compared with the other funds in its respective Lipper category. Each Board also compared its respective Fund’s total expenses, as well as actual management fees, to those of other comparable funds. Each Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Boards received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Funds. The Boards were also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Boards reviewed BlackRock’s profitability with respect to the Funds and other funds the Boards currently oversee for the year ended December 31, 2008 compared to available aggregate profitability data provided for the year ended December 31, 2007. The Boards reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Boards noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Boards considered BlackRock’s overall operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising closed-end funds, among other product types. The comparison indicated that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Boards considered, among other things, certain third-party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms, which concluded that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Boards considered the cost of the services provided to the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of their analysis, the Boards reviewed BlackRock’s methodology in allocating its costs to the management of the Funds. The Boards also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Boards.

Each Board noted that its respective Fund paid contractual management fees, which do not take into account any expense reimbursement or fee waivers, lower than or equal to the median contractual management fees paid by such Fund’s Peers.

D. Economies of Scale: Each Board, including its Independent Board Members, considered the extent to which economies of scale might be realized as the assets of its respective Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable such Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of such Fund. The Boards considered that the funds in the BlackRock fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Boards also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Boards noted that most closed-end fund complexes do not have fund level breakpoints because closed-end funds generally do not experience substantial growth after the initial public offering and each fund is managed independently, consistent with its own investment objectives. The Boards noted that only one closed-end fund in the Fund Complex has breakpoints in its fee structure. Information provided by Lipper also revealed that only one closed-end fund complex used a complex-level breakpoint structure.

E. Other Factors: The Boards also took into account other ancillary or “fallout” benefits that BlackRock or its affiliates and significant shareholders may derive from their relationship with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Funds, including for administrative and distribution services. The Boards also noted that BlackRock may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

In connection with their consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock, which included information on brokerage commissions and trade execution practices throughout the year.

74	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (concluded)

Conclusion

Each Board, including its Independent Board Members, unanimously approved the continuation of the Advisory Agreement between its respective Fund and the Manager for a one-year term ending June 30, 2010 and the Sub-Advisory Agreement between such Fund, the Manager and such Fund’s Sub-Advisor for a one-year term ending June 30, 2010. Based upon its evaluation of all these factors in their totality, each Board, including its Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of its respective Fund and its shareholders. In arriving at a decision to approve the Agreements, each Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflects the results of several years of review by such Fund’s Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	75

Officers and Directors

Richard E. Cavanagh, Chairman of the Board and Director
Karen P. Robards, Vice Chair of the Board, Chair of the Audit Committee and Director
G. Nicholas Beckwith, III, Director
Richard S. Davis, Director
Kent Dixon, Director and Member of the Audit Committee
Frank J. Fabozzi, Director and Member of the Audit Committee
Kathleen F. Feldstein, Director
James T. Flynn, Director and Member of the Audit Committee
Henry Gabbay, Director
Jerold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director and Member of the Audit Committee
Anne F. Ackerley, President and Chief Executive Officer
Brendan Kyne, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard B. Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodians
State Street Bank and Trust Company[1]
Boston, MA 02101

The Bank of New York Mellon[2]
New York, NY 10286

Transfer Agent
Common Shares:
Computershare Trust Companies, N.A.[1]
Providence, RI 02940

BNY Mellon Shareowner Services[2]
Jersey City, NJ 07310

Auction Agent
Preferred Shares:
The Bank of New York Mellon
New York, NY 10289

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

[1]	For MEN and MUI.

[2]	For APX, MUA, MHD, MUH, MUS and MVT.

Effective July 31, 2009, Donald C. Burke, President and Chief Executive Officer of the Funds retired. The Funds’ Board wishes Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerley became President and Chief Executive Officer of the Funds, and Brendan Kyne became Vice President of the Funds.

76	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Additional Information

Proxy Results

The Annual Meeting of Shareholders was held on August 26, 2009 for shareholders of record on June 29, 2009 to elect director or trustee nominees of each Fund/Trust:

Approved the Class II Directors/Trustees as follows:

	Richard S. Davis		Frank J. Fabozzi		James T. Flynn		Karen P. Robards

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

APX	17,327,327	660,298	17,327,327	660,298	17,275,753	711,872	17,243,745	743,880
MUA	18,694,027	803,094	18,694,027	803,094	18,735,146	761,975	18,748,138	748,983

Approved the Directors as follows:

	G. Nicholas Beckwith, III		Richard E. Cavanagh				Richard S. Davis

	Votes For	Votes Withheld	Votes For		Votes Withheld		Votes For	Votes Withheld

MEN	25,824,182	1,194,086	25,797,168		1,221,100		25,721,162	1,297,106
MHD	12,176,125	634,278	12,204,329		606,074		12,126,599	683,804
MUH	9,598,904	413,769	9,595,244		417,429		9,506,287	506,386
MUS	10,894,261	898,833	10,848,014		945,080		10,851,219	941,875
MUI	33,801,462	1,901,852	33,792,030		1,911,284		33,789,362	1,913,952
MVT	17,862,425	724,815	17,812,708		774,532		17,871,610	715,630

	Kent Dixon		Frank J. Fabozzi				Kathleen F. Feldstein

	Votes For	Votes Withheld	Votes For		Votes Withheld		Votes For	Votes Withheld

MEN	25,719,934	1,298,334	4,295	[1]	116	[1]	25,785,461	1,232,807
MHD	12,153,322	657,081	1,788	[1]	1	[1]	12,169,245	641,158
MUH	9,580,309	432,364	1,086	[1]	17	[1]	9,600,617	412,056
MUS	10,795,869	997,225	2,620	[1]	1	[1]	10,834,677	958,417
MUI	33,641,737	2,061,577	6,322	[1]	14	[1]	33,770,645	1,932,669
MVT	17,840,821	746,419	4,314	[1]	85	[1]	17,746,355	840,885

	James T. Flynn		Henry Gabbay				Jerrold B. Harris

	Votes For	Votes Withheld	Votes For		Votes Withheld		Votes For	Votes Withheld

MEN	25,815,081	1,203,187	25,708,966		1,309,302		25,795,266	1,223,002
MHD	12,183,455	626,948	12,129,120		681,283		12,194,406	615,997
MUH	9,592,227	420,446	9,506,287		506,386		9,598,904	413,769
MUS	10,824,058	969,036	10,851,219		941,875		10,881,015	912,079
MUI	33,678,808	2,024,506	33,772,100		1,931,214		33,743,334	1,959,980
MVT	17,842,221	745,019	17,834,055		753,185		17,851,118	736,122

	R. Glenn Hubbard		W. Carl Kester				Karen P. Robards

	Votes For	Votes Withheld	Votes For		Votes Withheld		Votes For	Votes Withheld

MEN	25,807,542	1,210,726	4,274	[1]	137	[1]	25,837,049	1,181,219
MHD	12,204,978	605,425	1,788	[1]	1	[1]	12,213,546	596,857
MUH	9,594,404	418,269	1,086	[1]	17	[1]	9,604,467	408,206
MUS	10,843,190	949,904	2,620	[1]	1	[1]	10,839,511	953,583
MUI	33,760,864	1,942,450	6,322	[1]	14	[1]	33,797,096	1,906,218
MVT	17,807,533	779,707	4,314	[1]	85	[1]	17,767,856	819,384

[1] Voted on by holders of Preferred Shares only.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	77

Additional Information (continued)

Dividend Policy

The Funds’ dividend policy is to distribute all or a portion of their net investment income to their shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

Electronic Delivery

Electronic copies of most financial reports are available on the Funds’ websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

78	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	79

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Certain of the Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in the short-term dividend rates of the Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may affect the yield to Common Shareholders. Statements and other information herein are as dated and are subject to change.

#CEMUN18-10/09

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Insured Fund, Inc.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniHoldings Insured Fund, Inc.

Date: December 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Insured Fund, Inc.

Date: December 21, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Insured Fund, Inc.

Date: December 21, 2009